             As filed with the Securities and Exchange Commission
                              on November 1, 2001
                     Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          ----------------------------------
                                   FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ---
Pre-Effective Amendment No. ---                                   ---
Post-Effective Amendment No. 29                                    X
                                                                  ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ---
Amendment No. 30                                                   X
                                                                  ---
                            ________________________


                            WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                            San Francisco, CA  94163
          (Address of Principal Executive Offices, including Zip Code)

                           __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                                C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                            San Francisco, CA  94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006


It is proposed that this filing will become effective (check appropriate box):

 X    Immediately upon filing pursuant to Rule 485(b), or
---

---   on           pursuant to Rule 485(b)
         ---------
---   60 days after filing pursuant to Rule 485(a)(1), or

---   on           pursuant to Rule 485(a)(1)
         ---------
---   75 days after filing pursuant to Rule 485(a)(2), or

---   on           pursuant to Rule 485(a)(2)
         ---------

If appropriate, check the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives
                Principal Strategies
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives
                Principal Strategies
                Important Risks
                See Individual Fund Summaries
                General Investment Risks
5               Not applicable
6               Organization and Management of the Fund
7               Your Account
                Reduced Sales Charges
                Reductions and Waivers of Sales Charges
                How to Buy Shares
                How to Sell Shares
                Exchanges
                Income and Gain Distributions
                Taxes
8               Distribution Plan
                Reduced Sales Charges
                Reductions and Waivers of Sales Charges
                Exchanges
9               See Individual Fund Summary

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Not Applicable
12              Cover Page
                Investment Restrictions
                Additional Permitted Investment Activities and Associated Risks
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 29 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), the audited financial statements and certain related financial information for the fiscal year ended June 30, 2001 for the Tax-Free Funds of the Trust, and to make certain other non-material changes to the Registration Statement.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Trust's other funds.

                                                              [WELLS FARGO LOGO]

WELLS FARGO TAX-FREE FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                     California Limited Term Tax-Free Fund

                                     California Tax-Free Fund

                                     Colorado Tax-Free Fund

                                     Minnesota Tax-Free Fund

                                     National Tax-Free Fund

                                     Class A, Class B, Class C

                                                         November 1, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                              Tax-Free Funds
---------------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies               4
                                          Summary of Important Risks                        6
Important summary information             Performance History                               8
about the Funds.                          Summary of Expenses                              14
                                          Key Information                                  18

---------------------------------------------------------------------------------------------
The Funds                                 California Limited Term Tax-Free Fund            20
                                          California Tax-Free Fund                         24
Important information about               Colorado Tax-Free Fund                           28
the individual Funds.                     Minnesota Tax-Free Fund                          32
                                          National Tax-Free Fund                           36
                                          General Investment Risks                         42
                                          Organization and Management
                                            of the Funds                                   46

---------------------------------------------------------------------------------------------
Your Investment                           A Choice of Share Classes                        48
                                          Reductions and Waivers of Sales Charges          51
How to open an account and                Exchanges                                        54
how to buy, sell and exchange             Your Account                                     55
Fund shares.                                How to Buy Shares                              57
                                            How to Sell Shares                             60

---------------------------------------------------------------------------------------------
Reference                                 Additional Services and
                                            Other Information                              62
Additional information and term           Table of Predecessors                            64
definitions.                              Portfolio Managers                               65
                                          Glossary                                         66

Tax-Free Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

--------------------------------------------------------------------------------
FUND                                OBJECTIVE
--------------------------------------------------------------------------------
California Limited Term             Seeks current income exempt from federal
Tax-Free Fund                       income tax and California individual income
                                    tax.

California Tax-Free Fund            Seeks current income exempt from federal
                                    income tax and California individual income
                                    tax.

Colorado Tax-Free Fund              Seeks current income exempt from federal
                                    income tax and Colorado individual income
                                    tax.

Minnesota Tax-Free Fund             Seeks current income exempt from federal
                                    income tax and Minnesota individual income
                                    tax.

National Tax-Free Fund              Seeks current income exempt from federal
                                    income tax.

4    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest substantially all of the Fund's assets in short- and intermediate-term investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Under normal circumstances the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

We invest substantially all of the Fund's assets in intermediate- to long-term investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of 2 to 10 years (intermediate-term) or 10 years or longer (long-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity.

We invest substantially all of the Fund's assets in investment-grade Colorado municipal securities of varying maturities. We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of net asset value ("NAV").

We invest substantially all of the Fund's assets in Minnesota municipal securities of varying maturities. There are no restrictions on the Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

We invest substantially all of the Fund's assets in investment-grade municipal securities with average maturities between 10 and 20 years.

                                                    Tax-Free Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund descriptions later in this Prospectus;

 .  under the "General Investment Risks"section beginning on page 42;and

 .  in the Funds'Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax ("AMT"), some income earned by Fund investments may be subject to such taxes.

The Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

The Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended ("1940 Act"). Also, the majority of the issuers of the securities in a Fund's portfolio, except for the National Tax-Free Fund, are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The National Tax-Free Fund is considered to be diversified. All other funds in this Prospectus are considered to be non-diversified.

6    Tax-Free Funds Prospectus


--------------------------------------------------------------------------------
FUND                                SPECIFIC RISKS
--------------------------------------------------------------------------------
                                    Since we invest heavily in California
California Limited Term             municipal securities, events in California
Tax-Free Fund and California        are likely to affect the Fund's investments.
Tax-Free Fund                       Although California has a larger and more
                                    diverse economy than most other states, its
                                    economy continues to be driven by, among
                                    other industries, agriculture, tourism,
                                    high technology and manufacturing. A
                                    downturn in any one industry may have a
                                    disproportionate impact on California
                                    municipal securities.

                                    Since we invest heavily in Colorado
                                    municipal securities, events in Colorado
                                    are likely to affect the Fund's investments.
                                    The Colorado economy is based on services,
                                    communications, transportation, tourism,
Colorado Tax-Free Fund              and manufacturing. Certain obligations of
                                    Colorado state and local public entities
                                    are subject to particular economic risks,
                                    including, but not limited to, the
                                    vulnerabilities of resort economies which
                                    depend on seasonal tourism, the possibility
                                    of downturns in sales tax and other
                                    revenues, and fluctuations in the real
                                    estate market.

                                    Since we invest heavily in Minnesota
                                    municipal securities, events in Minnesota are likely to affect the Fund's investments.
                                    For example, the state's economy relies
                                    significantly on its agriculture and
                                    forestry natural resources. Adverse
                                    conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities.

                                    We may invest up to 25% of our total assets
Minnesota Tax-Free Fund             in below investment-grade municipal
                                    securities, sometimes referred to as "high
                                    yield/high risk securities" or "junk bonds,"
                                    which are considered a more speculative
                                    investment than investment-grade municipal
                                    securities. Such municipal securities have a
                                    much greater risk of default and are more
                                    volatile than higher-rated securities of
                                    similar maturity. Additionally, these lower-
                                    rated municipal securities may be less
                                    liquid and more difficult to value than
                                    higher-rated municipal securities.

                                    The Fund is primarily subject to the risks
                                    described in the Common Risks section above.
National Tax-Free Fund              The Fund may from time to time focus on
                                    investments in certain states or geographic
                                    regions, and its performance could be
                                    disproportionately affected by political or
                                    demographic factors in the state or region.

                                                  Tax-Free Funds Prospectus    7

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

California Limited Term Tax-Free Fund Class A Calendar Year Returns (%)*

   [GRAPH]

'93        7.10
'94       (1.10)
'95        9.14
'96        3.85
'97        5.13
'98        5.46
'99        0.04
'00        6.80

Best Qtr.: Q1 '95 . 3.41%  Worst Qtr.: Q1 '94 . -1.85%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 4.28%.

Average annual total return (%)/1/                                     Since
for the period ended 12/31/00          1 year         5 year         Inception

Class A (Incept. 11/18/92)              2.04           3.27             3.95
LB 3-Year Muni Index/2/                 6.23           4.65             4.92

/1/  Returns reflect applicable sales charges.
/2/  Lehman Brothers 3-Year Municipal Bond Index.

8  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

California Tax-Free Fund Class A Calendar Year Returns (%)*

   [GRAPH]

'91        11.62
'92         9.01
'93        12.98
'94        (4.32)
'95        16.39
'96         4.03
'97         9.16
'98         6.81
'99        (3.65)
'00        13.70

Best Qtr.: Q1 '95 . 6.19%  Worst Qtr.: Q1 '94 . -4.06%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 5.17%.

Average annual total return (%)/1/
for the period ended 12/31/00          1 year         5 years         10 years

Class A (Incept. 10/6/88)               8.61            4.84             6.85

Class B (Incept. 12/15/97)/2/           7.79            4.68             6.58

Class C (Incept. 7/1/93)/2/            11.78            5.03             6.59

LB Muni Index/3/                       11.68            5.84             7.32

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

                                                  Tax-Free Funds Prospectus    9

Performance History
--------------------------------------------------------------------------------

Colorado Tax-Free Fund Class A Calendar Year Returns (%)*

   [GRAPH]

'94       (5.93)
'95       17.00
'96        4.88
'97       10.29
'98        6.14
'99       (5.48)
'00       13.74

Best Qtr.: Q1 '00 . 5.86%  Worst Qtr.: Q1 '94 . -5.49%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 6.05%.

Average annual total return (%)/1/                                     Since
for the period ended 12/31/00          1 year         5 years        Inception

Class A (Incept. 6/1/93)                8.62            4.74            5.29

Class B (Incept. 8/2/93)/2/             7.77            4.59            5.16

LB Muni Index/3/                       11.68            5.84            6.19

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

10  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Minnesota Tax-Free Fund Class A Calendar Year Returns (%)*

   [GRAPH]

'91         8.53
'92         7.55
'93        11.24
'94        (6.00)
'95        17.21
'96         3.78
'97         9.16
'98         6.22
'99        (5.93)
'00        12.48

Best Qtr.: Q1 '95 . 6.84%  Worst Qtr.: Q1 '94 . -5.57%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 5.57%.

Average annual total return (%)/1/
for the period ended 12/31/00          1 year         5 years        10 years

Class A (Incept. 1/12/88)               7.42            3.99           5.69

Class B (Incept. 8/6/93)/2/             6.64            3.83           5.37

LB Muni Index/3/                       11.68            5.84           7.32

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

                                                    Tax-Free Funds Prospectus 11

Performance History
--------------------------------------------------------------------------------

National Tax-Free Fund Class A Calendar Year Returns (%)*

   [GRAPH]

'91         9.41
'92         7.33
'93         9.48
'94        (4.86)
'95        16.87
'96         4.74
'97        10.26
'98         6.44
'99        (5.38)
'00        12.80

Best Qtr.: Q1 '95 . 5.85%  Worst Qtr.: Q1 '94 . -5.50%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 5.88%.

Average annual total return (%)/1/
for the period ended 12/31/00          1 year         5 years        10 years

Class A (Incept. 8/1/89)                7.72            4.61           6.00

Class B (Incept. 8/6/93)/2/             6.96            4.46           5.72

Class C (Incept. 11/8/99)/2/           10.96            4.79           5.72

LB Muni Index/3/                       11.68            5.84           7.32

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

12  Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Tax-Free Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                All Funds        All Funds     All Funds
                                                                                 Class A          Class B       Class C
-------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                                4.50%            None         None

Maximum deferred sales charge (load) (as a percentage of the lower
of the NAV at purchase or the NAV at redemption)                                   None/1/          5.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                         California Limited Term
                                                                                              Tax-Free Fund
                                                                                         -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                                   0.40%
Distribution (12b-1) Fees                                                                         0.00%
Other Expenses/2/                                                                                 0.84%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                              1.24%
----------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                                       0.49%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                                                   0.75%
----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                      Minnesota Tax-Free Fund
                                                                                   ----------------------------
                                                                                   CLASS A              CLASS B
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.40%                0.40%
Distribution (12b-1) Fees                                                           0.00%                0.75%
Other Expenses/2/                                                                   0.73%                0.72%
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.13%                1.87%
---------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                         0.53%                0.52%
---------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                                     0.60%                1.35%
---------------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

/3/ The advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14  Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

              California Tax-Free Fund                            Colorado Tax-Free Fund
------------------------------------------------------------------------------------------------
    CLASS A              CLASS B          CLASS C               CLASS A              CLASS B
------------------------------------------------------------------------------------------------
     0.40%                0.40%            0.40%                 0.40%                0.40%
     0.00%                0.75%            0.75%                 0.00%                0.75%
     0.52%                0.52%            0.50%                 0.61%                0.67%
------------------------------------------------------------------------------------------------
     0.92%                1.67%            1.65%                 1.01%                1.82%
------------------------------------------------------------------------------------------------
     0.15%                0.15%            0.13%                 0.41%                0.47%
------------------------------------------------------------------------------------------------
     0.77%                1.52%            1.52%                 0.60%                1.35%
------------------------------------------------------------------------------------------------

                  National Tax-Free Fund
----------------------------------------------------------
    CLASS A                 CLASS B            CLASS C
----------------------------------------------------------
     0.40%                   0.40%              0.40%
     0.00%                   0.75%              0.75%
     0.55%                   0.56%              0.52%
----------------------------------------------------------
     0.95%                   1.71%              1.67%
----------------------------------------------------------
     0.15%                   0.16%              0.12%
----------------------------------------------------------
     0.80%                   1.55%              1.55%
----------------------------------------------------------

                                                   Tax-Free Funds Prospectus  15

Tax-Free Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

---------------------------------------------------------
                                  California Limited Term
                                       Tax-Free Fund
                                  -----------------------
                                          CLASS A
                                  -----------------------
 1 YEAR                                    $  523
 3 YEARS                                   $  779
 5 YEARS                                   $1,055
10 YEARS                                   $1,841
---------------------------------------------------------

---------------------------------------------------------
                                  Minnesota Tax-Free Fund
                                  -----------------------
                                  CLASS A        CLASS B
---------------------------------------------------------
 1 YEAR                            $  509         $  637
 3 YEARS                           $  743         $  837
 5 YEARS                           $  995         $1,163
10 YEARS                           $1,717         $1,863
---------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

---------------------------------------------------------
                                  California Limited Term
                                       Tax-Free Fund
                                  -----------------------
                                          CLASS A
                                  -----------------------
 1 YEAR                                   $  523
 3 YEARS                                  $  779
 5 YEARS                                  $1,055
10 YEARS                                  $1,841
---------------------------------------------------------

---------------------------------------------------------
                                  Minnesota Tax-Free Fund
                                  -----------------------
                                  CLASS A        CLASS B
---------------------------------------------------------
 1 YEAR                           $  509         $  137
 3 YEARS                          $  743         $  537
 5 YEARS                          $  995         $  963
10 YEARS                          $1,717         $1,863
---------------------------------------------------------

16  Tax-Free Funds Prospectus

                                                  Summary of Expenses
---------------------------------------------------------------------

-----------------------------------------------------------------
          California Tax-Free Fund         Colorado Tax-Free Fund
        ---------------------------------------------------------
        CLASS A   CLASS B   CLASS C        CLASS A        CLASS B
-----------------------------------------------------------------
       $  525     $  655    $  255         $  509         $  637
       $  716     $  812    $  508         $  718         $  827
       $  922     $1,093    $  885         $  945         $1,141
       $1,517     $1,670    $1,944         $1,595         $1,785
-----------------------------------------------------------------

------------------------------------
           National Tax-Free Fund
        ----------------------------
        CLASS A   CLASS B   CLASS C
------------------------------------
        $  528    $  658    $  258
        $  725    $  823    $  515
        $  938    $1,113    $  896
        $1,551    $1,710    $1,966
------------------------------------

-----------------------------------------------------------------
          California Tax-Free Fund         Colorado Tax-Free Fund
        ----------------------------       ----------------------
        CLASS A   CLASS B   CLASS C        CLASS A        CLASS B
-----------------------------------------------------------------
        $  525    $  155    $  155         $  509         $  137
        $  716    $  512    $  508         $  718         $  527
        $  922    $  893    $  885         $  945         $  941
        $1,517    $1,670    $1,944         $1,595         $1,785
-----------------------------------------------------------------

------------------------------------
           National Tax-Free Fund
        ----------------------------
        CLASS A   CLASS B   CLASS C
------------------------------------
        $  528    $  158    $  158
        $  725    $  523    $  515
        $  938    $  913    $  896
        $1,551    $1,710    $1,966
------------------------------------

                                                    Tax-Free Funds Prospectus 17

Key Information
--------------------------------------------------------------------------------
In this Prospectus,"we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor."We" may also refer to the Funds' other service providers."You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .    what the Fund is trying to achieve;

 .    how we intend to invest your money; and

 .    what makes the Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

18  Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

     Portfolio Managers: Mary Jo Sebrell; Stephen Galiani

     ---------------------------------------------------------------------------

     Investment Objective
     The California Limited Term Tax-Free Fund seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest substantially all of the Fund's assets in investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase. Under normal circumstances, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

     . up to 20% of the Fund's assets in securities with income subject to federal income taxes, including the federal AMT; and

     . in municipal securities rated in the four highest credit categories by NRSROs,and in unrated securities deemed by us to be of comparable quality.

     We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

     Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. In addition, we may invest 25% or more of our total assets in California municipal securities that are related in such a way that political, economic or business developments affecting one security would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting California municipal securities.

20  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.


                                                    Tax-Free Funds Prospectus 21

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                   CLASS A SHARES--COMMENCED
                                                   ON NOVEMBER 18, 1992

                                                   -----------------------------
                                                      June 30,        June 30,
For the period ended:                                   2001            2000
                                                   -----------------------------

Net asset value, beginning of period                   $ 10.14         $ 10.23

Income from investment operations:
  Net investment income (loss)                            0.41            0.40
  Net realized and unrealized gain (loss)
    on investments                                        0.19           (0.04)

Total from investment operations                          0.60            0.36

Less distributions:
  Dividends from net investment income                   (0.41)          (0.40)
  Distributions from net realized gain                    0.00           (0.05)

Total from distributions                                 (0.41)          (0.45)

Net asset value, end of period                         $ 10.33         $ 10.14

Total return/4/                                           6.01%           3.67%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $46,157         $34,015

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                 0.75%           0.75%
  Ratio of net investment income (loss) to
    average net assets                                    3.90%           3.98%

Portfolio turnover                                          49%             60%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/5/     1.12%           1.31%

/1/  The Fund changed its fiscal year-end from March 31 to June 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/  The Fund changed its fiscal year-end from December 31 to September 30.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         June 30,     June 30,     Mar. 31,     Mar. 31,     Sept. 30,
           1999       1998/1/         1998      1997/2/       1996/3/
--------------------------------------------------------------------------------

         $ 10.44      $ 10.44      $ 10.27      $ 10.26       $ 10.35


            0.39         0.10         0.39         0.19          0.29

           (0.09)        0.00         0.20         0.01         (0.09)

            0.30         0.10         0.59         0.20          0.20


           (0.39)       (0.10)       (0.39)       (0.19)        (0.29)
           (0.12)        0.00        (0.03)        0.00          0.00

           (0.51)       (0.10)       (0.42)       (0.19)        (0.29)

         $ 10.23      $ 10.44      $ 10.44      $ 10.27       $ 10.26

            2.84%        0.93%        5.92%        1.97%         2.01%


         $41,299      $54,169      $59,011      $67,647       $82,359


            0.75%        0.75%        0.68%        0.65%         0.65%

            3.70%        3.72%        3.78%        3.73%         3.83%

              68%           2%          88%          14%           48%


            1.42%        1.44%        1.29%        1.18%         1.14%


                                                 Tax-Free Funds Prospectus    23

California Tax-Free Fund
--------------------------------------------------------------------------------

     Portfolio Manager:  Stephen Galiani

     ---------------------------------------------------------------------------
     Investment Objective
     The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in medium-to long-term investment-grade municipal securities.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest substantially all of the Fund's assets in investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of 2 to 10 years (intermediate term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

     . up to 20% of the Fund's assets in securities with income subject to federal income taxes, including federal AMT; and

     . in municipal securities rated in the four highest credit categories by NRSROs,and in unrated securities deemed by us to be of comparable quality.

     We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.


     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

24    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. In addition, we may invest 25% or more of our total assets in California municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting California municipal securities.

     Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 25

California Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES--COMMENCED
                                                    ON OCTOBER 6, 1988
                                                    --------------------------------------------------------------------------------
                                                        June 30,     June 30,      June 30,     June 30,      Dec. 31,     Dec. 31,
                                                          2001         2000          1999       1998/2/         1997         1996
                                                    --------------------------------------------------------------------------------
 For the period ended:

 Net asset value, beginning of period                  $  10.77      $  11.00      $  11.38     $  11.32     $  10.97     $  11.34

 Income from investment operations:
  Net investment income (loss)                             0.54          0.52          0.51         0.26         0.54         0.57
  Net realized and unrealized gain (loss)
    on investments                                         0.47         (0.20)        (0.23)        0.06         0.42        (0.13)

 Total from investment operations                          1.01          0.32          0.28         0.32         0.96         0.44

 Less distributions:
  Dividends from net investment income                    (0.54)        (0.52)        (0.51)       (0.26)       (0.54)       (0.57)
  Distributions from net realized gain                     0.00         (0.03)        (0.15)        0.00        (0.07)       (0.24)

 Total from distributions                                 (0.54)        (0.55)        (0.66)       (0.26)       (0.61)       (0.81)

 Net asset value, end of period                        $  11.24      $  10.77      $  11.00     $  11.38     $  11.32     $  10.97

 Total return/1/                                           9.53%         3.10%         2.38%        2.86%        9.16%        4.03%

 Ratios/supplemental data:
  Net assets, end of period (000s)                     $379,359      $385,746      $461,574     $499,720     $509,844     $239,703

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                  0.77%         0.77%         0.77%        0.75%        0.74%        0.71%
  Ratio of net investment income (loss) to
    average net assets                                     4.82%         4.89%         4.45%        4.63%        4.84%        5.08%

 Portfolio turnover                                          52%           35%           17%          15%          12%          19%

 Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/3/             0.90%         1.01%         1.10%        1.11%        0.89%        0.82%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods less than one year are not annualized.
/2/ The Fund changed its fiscal year-end from December 31 to June 30.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES--COMMENCED                                     CLASS C SHARES--COMMENCED
ON DECEMBER 15, 1997                                          ON JULY 1, 1993
-----------------------------------------------------------------------------------------------------------------------------------
June 30,    June 30,    June 30,    June 30,    Dec. 31,      June 30,    June 30,    June 30,    June 30,    Dec. 31,    Dec. 31,
  2001        2000        1999      1998/2/       1997          2001        2000        1999      1998/2/       1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
$  10.97    $  11.22    $  11.60    $  11.54    $  11.51      $  10.97    $  11.22    $  11.60    $  11.54    $  11.19    $  11.57

    0.46        0.45        0.44        0.23        0.02          0.46        0.45        0.44        0.23        0.47        0.49

    0.49       (0.22)      (0.23)       0.06        0.03          0.49       (0.22)      (0.23)       0.06        0.42       (0.13)

    0.95        0.23        0.21        0.29        0.05          0.95       (0.23)       0.21        0.29        0.89        0.36

   (0.46)      (0.45)      (0.44)      (0.23)      (0.02)        (0.46)      (0.45)      (0.44)      (0.23)      (0.47)      (0.49)

    0.00       (0.03)      (0.15)       0.00        0.00          0.00       (0.03)      (0.15)       0.00       (0.07)      (0.25)

   (0.46)      (0.48)      (0.59)      (0.23)      (0.02)        (0.46)      (0.48)      (0.59)      (0.23)      (0.54)      (0.74)

$  11.46     $ 10.97     $ 11.22     $ 11.60     $ 11.54       $ 11.46     $ 10.97     $ 11.22     $ 11.60     $ 11.54     $ 11.19

    8.81%       2.21%       1.69%       2.49%       0.45%         8.81%       2.21%       1.69%       2.49%       8.11%       3.24%

$137,484    $116,376    $129,699     $99,784     $77,792       $29,468     $16,959     $22,251      $8,249      $5,860      $6,506

    1.51%       1.50%       1.47%       1.45%       1.44%         1.52%       1.50%       1.47%       1.45%       1.48%       1.46%

    4.06%       4.16%        3.74%      3.90%       3.95%         4.04%       4.15%       3.71%       3.90%       4.19%       4.33%

      52%         35%          17%        15%         12%           52%         35%         17%         15%         12%         19%

    1.63%       1.74%        1.84%      1.82%       1.76%         1.62%       1.73%       1.81%       1.78%       1.63%       1.59%

                                                    Tax-Free Funds Prospectus 27

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers:  Arthur C. Evans; Stephen Galiani

--------------------------------------------------------------------------------
Investment Objective
The Colorado Tax-Free Fund seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

--------------------------------------------------------------------------------
Investment Strategies
We invest substantially all of the Fund's assets in investment-grade municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and we also invest in municipal securities issued by the territories and possessions of the United States.

We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Colorado individual income tax;

 .    up to 25% of total assets in securities of related issuers or in securities of any one issuer;

 .    up to 20% of the Fund's assets in securities with income subject to federal income taxes, including federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRSROs, and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Colorado. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund's investments. The Colorado economy is based on services, communications, transportation, tourism, and manufacturing. Certain obligations of Colorado State and local public entities are

28    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. In addition, we may invest 25% or more of our total assets in Colorado municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Colorado municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    29

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                                CLASS A SHARES--COMMENCED
                                                                ON JUNE 1, 1993
                                                                -----------------------------------------------------
                                                                June 30,       June 30,       June 30,       May 31,
For the period ended:                                             2001           2000         1999/3/         1999
                                                                -----------------------------------------------------
Net asset value, beginning of period                             $  9.83        $ 10.30        $ 10.55        $ 10.69

Income from investment operations:
   Net investment income (loss)                                     0.55           0.54           0.04           0.51
   Net realized and unrealized gain (loss)
    on investments                                                  0.56          (0.46)         (0.25)         (0.10)

Total from investment operations                                    1.11           0.08          (0.21)          0.41

Less distributions:
   Dividends from net investment income                            (0.55)         (0.54)         (0.04)         (0.51)
   Distributions from net realized gain                             0.00          (0.01)          0.00          (0.04)

Total from distributions                                           (0.55)         (0.55)         (0.04)         (0.55)

Net asset value, end of period                                   $ 10.39        $  9.83        $ 10.30        $ 10.55

Total return/1/                                                    11.54%          0.87%         (1.97%)         3.79%

Ratios/supplemental data:
   Net assets, end of period (000s)                              $48,274        $39,280        $39,066        $39,958

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                          0.60%          0.60%          0.60%          0.60%
   Ratio of net investment income (loss) to
    average net assets                                              5.36%          5.43%          4.94%          4.71%

Portfolio turnover                                                    37%           106%            11%            77%

Ratio of expenses to average net assets prior to waived
 fees and reimbursed expenses (annualized)/2/                       0.96%          1.03%          1.08%          1.02%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.

30    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------
                     CLASS B SHARES--COMMENCED
                     ON AUGUST 2, 1993
--------------------------------------------------------------------------------

May 31,    May 31,   June 30,   June 30,   June 30,  May 31,   May 31,   May 31,
 1998       1997       2001       2000     1999/3/    1999      1998      1997
--------------------------------------------------------------------------------
$ 10.22    $  9.89   $  9.85    $10.31     $ 10.56   $ 10.71   $10.23    $ 9.90


   0.53       0.54      0.48      0.46        0.04      0.43     0.45      0.47

   0.47       0.33      0.56     (0.45)      (0.25)    (0.11)    0.48      0.33

   1.00       0.87      1.04      0.01       (0.21)     0.32     0.93      0.80


  (0.53)     (0.54)    (0.48)    (0.46)      (0.04)    (0.43)   (0.45)    (0.47)
   0.00       0.00      0.00     (0.01)       0.00     (0.04)    0.00      0.00

  (0.53)     (0.54)    (0.48)    (0.47)      (0.04)    (0.47)   (0.45)    (0.47)

$ 10.69    $ 10.22   $ 10.41    $ 9.85     $ 10.31   $ 10.56   $10.71    $10.23

   9.96%      9.00%    10.69%     0.22%      (2.03%)    2.92%    9.25%     8.19%


$34,254    $27,806   $10,177    $6,842     $10,959   $10,909   $9,156    $7,218



   0.60%      0.45%     1.35%     1.35%       1.35%     1.35%    1.35%     1.20%

   5.00%      5.36%     4.58%     4.65%       4.17%     3.96%    4.24%     4.60%


     70%       129%       37%      106%         11%       77%      70%      129%


   1.04%      1.14%     1.77%     1.89%       2.08%     2.03%    2.04%     2.15%

                                                 Tax-Free Funds Prospectus    31

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager: Patricia Hovanetz, CFA

--------------------------------------------------------------------------------

Investment Objective
The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and we also invest in municipal securities issued by the territories and possessions of the United States. We invest at least 80% of the Fund's assets in securities with interest exempt from both federal income tax and Minnesota individual income tax.

There are no restrictions on the Minnesota Tax-Free Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower.

We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Minnesota individual income tax;
 .   up to 25% of total assets in securities of related issuers or in securities of any one issuer;
 .   up to 20% of the Fund's assets in securities with income subject to federal income taxes, including federal AMT; and
 .   up to 25% of total assets in below investment-grade municipal securities, including unrated securities deemed by us to be of comparable quality. During such periods, we may not achieve the Fund's investment objective of a high level of current income without assuming undue risk.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

32   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments. The Minnesota economy relies significantly on its agriculture and forestry. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities. In addition, we may invest 25% or more of our total assets in Minnesota municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Minnesota municipal securities.

We may invest up to 25% of our total assets in municipal securities that are in low or below investment-grade categories, or that are unrated and deemed by us to be of comparable quality. These securities are sometimes referred to as "high yield/high risk" securities or "junk bonds." Such municipal securities have a much greater risk of default and also tend to be more sensitive to economic conditions, generally involve more credit risk, and may be less liquid and more difficult to value than higher-rated municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

                                                  Tax-Free Funds Prospectus   33

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                              CLASS A SHARES--COMMENCED
                                              ON JANUARY 12, 1988
                                              ----------------------------------------
                                              June 30,   June 30,   June 30,   May 31,
For the period ended:                           2001       2000     1999/3/     1999
                                              ----------------------------------------
Net asset value, beginning of period           $10.18     $10.74     $10.96     $11.05

Income from investment operations:
     Net investment income (loss)                0.54       0.53       0.04       0.51
     Net realized and unrealized gain
        (loss) on investments                    0.49      (0.55)     (0.22)     (0.08)

Total from investment operations                 1.03      (0.02)     (0.18)      0.43

Less distributions:
     Dividends from net investment income       (0.54)     (0.53)     (0.04)     (0.51)
     Distributions from net realized gain        0.00      (0.01)      0.00      (0.01)

Total from distributions                        (0.54)     (0.54)     (0.04)     (0.52)

Net asset value, end of period                 $10.67     $10.18     $10.74     $10.96

Total return/1/                                 10.32%     (0.02%)    (1.63%)     3.96%

Ratios/supplemental data:
     Net assets, end of period (000s)         $34,424    $29,551    $37,139    $38,255

Ratios to average net assets (annualized):
     Ratio of expenses to average net assets     0.60%      0.60%      0.60%      0.60%
     Ratio of net investment income (loss)
        to average net assets                    5.11%      5.23%      4.71%      4.61%

Portfolio turnover                                 18%        69%         2%        25%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/2/                      1.10%      1.07%      1.11%      1.03%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.


34   Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                    CLASS B SHARES--COMMENCED
                    ON AUGUST 6, 1993
-----------------------------------------------------------------------------
May 31,   May 31,   June 30,  June 30,  June 30,  May 31,   May 31,   May 31,
 1998      1997       2001      2000    1999/3/    1999      1998      1997
-----------------------------------------------------------------------------
 $10.57    $10.30    $10.18    $10.74    $10.96    $11.05    $10.57    $10.30

   0.53      0.54      0.46      0.46      0.04      0.43      0.45      0.46

   0.48      0.27      0.49     (0.55)    (0.22)    (0.08)     0.48      0.27

   1.01      0.81      0.95     (0.09)    (0.18)     0.35      0.93      0.73

  (0.53)    (0.54)    (0.46)    (0.46)    (0.04)    (0.43)    (0.45)    (0.46)
   0.00      0.00      0.00     (0.01)     0.00     (0.01)     0.00      0.00

  (0.53)    (0.54)    (0.46)    (0.47)    (0.04)    (0.44)    (0.45)    (0.46)

 $11.05    $10.57    $10.67    $10.18    $10.74    $10.96    $11.05    $10.57

   9.71%     7.98%     9.50%    (0.76%)   (1.69%)    3.18%     8.89%     7.18%

$33,597   $25,739   $19,491   $16,974   $21,366   $21,493   $16,549   $11,128

   0.60%     0.60%     1.35%     1.35%     1.35%     1.35%     1.35%     1.34%

   4.83%     5.11%     4.36%     4.47%     3.93%     3.85%     4.07%     4.35%

     68%       97%       18%       69%        2%       25%       68%       97%

   1.07%     1.21%     1.81%     1.93%     2.11%     2.04%     2.08%     2.21%

                                                  Tax-Free Funds Prospectus   35

National Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Fund seeks current income exempt from federal income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade municipal securities. We invest at least 80% of the Fund's assets in municipal securities paying interest exempt from federal income tax, including federal AMT.

The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income taxes;

 .   up to 20% of the Fund's assets in securities with income subject to federal income tax, including federal AMT; and

 .   in municipal securities rated in the four highest credit categories by
    NRSROs, and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility.

The Fund is primarily subject to the risks described in the Common Risks section above. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in the state or region.

We may invest 25% or more of our total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.


36   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.


                                                  Tax-Free Funds Prospectus   37

National Tax-Free Fund                                     Financial Hightlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                                     CLASS A SHARES--COMMENCED
                                                                     ON AUGUST 1, 1989
                                                                     --------------------------------------------------
                                                                     June 30,      June 30,    June 30,       May 31,
For the period ended:                                                  2001          2000      1999/3/         1999
                                                                     --------------------------------------------------
Net asset value, beginning of period                                  $  9.72      $ 10.22      $ 10.44       $ 10.54

Income from investment operations:
  Net investment income (loss)                                           0.54         0.54         0.04          0.52
  Net realized and unrealized gain (loss)
    on investments                                                       0.49        (0.50)       (0.22)        (0.10)

Total from investment operations                                         1.03         0.04        (0.18)         0.42

Less distributions:
  Dividends from net investment income                                  (0.54)       (0.53)       (0.04)        (0.51)
  Distributions from net realized gain                                   0.00        (0.01)        0.00         (0.01)

Total from distributions                                                (0.54)       (0.54)       (0.04)        (0.52)

Net asset value, end of period                                        $ 10.21      $  9.72      $ 10.22       $ 10.44

Total return/1/                                                         10.90%        0.50%       (1.69%)        4.04%

Ratios/supplemental data:
  Net assets, end of period (000s)                                    $77,223      $64,859      $41,881       $43,388

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                0.80%        0.75%        0.60%         0.60%
  Ratio of net investment income (loss) to
    average net assets                                                   5.33%        5.48%        5.10%         4.81%

Portfolio turnover                                                         27%          79%          18%          106%

Ratio of expenses to average net assets prior to waived
 fees and reimbursed expenses (annualized)/2/                            0.96%        0.95%        1.02%         0.98%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.

38    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    CLASS B SHARES--COMMENCED
                    ON AUGUST 6, 1993
--------------------------------------------------------------------------------
May 31,    May 31,  June 30,  June 30,  June 30,  May 31,    May 31,   May 31,
 1998       1997      2001      2000    1999/3/    1999       1998      1997
--------------------------------------------------------------------------------
$ 10.05   $  9.78   $  9.72   $ 10.22   $ 10.44   $ 10.54   $ 10.05   $ 9.78

   0.53      0.54      0.46      0.46      0.04      0.44      0.46     0.46

   0.49      0.27      0.49     (0.50)    (0.22)    (0.10)     0.48     0.27

   1.02      0.81      0.95     (0.04)    (0.18)     0.34      0.94     0.73

  (0.53)    (0.54)    (0.46)    (0.45)    (0.04)    (0.43)    (0.45)   (0.46)
   0.00      0.00      0.00     (0.01)     0.00     (0.01)     0.00     0.00

  (0.53)    (0.54)    (0.46)    (0.46)    (0.04)    (0.44)    (0.45)   (0.46)

$ 10.54   $ 10.05   $ 10.21   $  9.72   $ 10.22   $ 10.44   $ 10.54   $10.05

  10.33%     8.43%    10.07%    (0.24%)   (1.76%)    3.26%     9.52%    7.63%

$35,121   $29,217   $28,271   $18,367   $17,878   $17,973   $11,070   $7,329

   0.60%     0.50%     1.55%     1.48%     1.35%     1.35%     1.35%    1.26%

   5.09%     5.41%     4.56%     4.72%     4.34%     4.05%     4.31%    4.64%

    143%      152%       27%       79%       18%      106%      143%     152%

   0.99%     1.06%     1.72%     1.78%     2.11%     2.01%     2.05%    2.15%

                                                 Tax-Free Funds Prospectus    39

National Tax-Free Fund                                      Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------


                                                              CLASS C SHARES--COMMENCED
                                                              ON NOVEMBER 8, 1999
                                                              -------------------------
                                                              June 30,       June 30,
For the period ended:                                           2001           2000
                                                              -------------------------
Net asset value, beginning of period                          $ 9.73            $ 9.79

Income from investment operations:
  Net investment income (loss)                                  0.46              0.30
  Net realized and unrealized gain (loss)
    on investments                                              0.48             (0.06)

Total from investment operations                                0.94              0.24

Less distributions:
  Dividends from net investment income                         (0.46)            (0.30)
  Distributions from net realized gain                          0.00              0.00

Total from distributions                                       (0.46)            (0.30)

Net asset value, end of period                                $10.21            $ 9.73

Total return/1/                                                 9.96%             2.50%

Ratios/supplemental data:
  Net assets, end of period (000s)                            $9,319            $5,572

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                       1.55%             1.55%
  Ratio of net investment income (loss) to
    average net assets                                          4.55%             4.75%

Portfolio turnover                                                27%               79%

Ratio of expenses to average net assets prior to waived
 fees and reimbursed expenses (annualized)/2/                   1.73%             1.68%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

40    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .  We cannot guarantee that a Fund will meet its investment objective.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . Investing in any mutual fund,including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . Each Fund may continue to hold debt instruments that cease to be rated by a NRSRO or whose ratings fall below the levels generally permitted for such Fund, provided the sub-adviser deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment-grade securities.

     . The Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

     . The Funds invest in various derivative instruments. The term "derivatives"covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

42  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Experience Risk--The risk that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

     Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Non-Diversification Risk--The risk that, because of the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

     Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                    Tax-Free Funds Prospectus 43

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                             CALIFORNIA
                                                                              LIMITED     CALIFORNIA  COLORADO   MINNESOTA  NATIONAL
                                                                              TAX-FREE     TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                              PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow money for                  Leverage Risk                   X            X          X          X          X
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates                  Interest Rate and               X            X          X          X          X
that are adjusted either on a schedule           Credit Risk
or when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions                    Interest Rate, Leverage,        X            X          X          X          X
Securities bought or sold for delivery           Credit and Experience Risk
at a later date or bought or sold for
a fixed price at a fixed date.

High Yield Securities
Debt securities of lower quality that            Interest Rate                                                      X
produce generally higher rates of return.        and Credit Risk
These securities, sometimes referred to
as "junk bonds," tend to be more sensitive
to economic conditions, more volatile,
and less liquid, and are subject to
greater risk of default.

Illiquid Securities
A security which may not be sold or              Liquidity Risk                  X            X          X          X          X
disposed of in the ordinary course
of business within seven days at the
value determined by the Fund. Limited
to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to            Credit, Counter-Party           X            X          X          X          X
brokers, dealers and financial                   and Leverage Risk
institutions to increase return on
those securities. Loans may be made up
to 1940 Act limits (currently one-third
of total assets including the value of
the collateral received).

Mortgage- and Other Asset-Backed
Securities
Securities consisting of undivided               Interest Rate, Credit,          X            X          X          X          X
fractional interests in pools of                 Prepayment and
consumer loans, such as mortgage loans,          Experience Risk
car loans, credit card debt or receivables
held in trust.

44  Tax-Free Funds Prospectus


                                                                             CALIFORNIA
                                                                              LIMITED     CALIFORNIA  COLORADO   MINNESOTA  NATIONAL
                                                                              TAX-FREE     TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                              PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------

Other Mutual Funds
Investments by the Fund in shares of             Market Risk                     X            X          X          X          X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Private Activity Bonds
Bonds that pay interest subject to the           Interest Rate, Credit           X            X          X          X          X
federal alternative minimum tax.                 and Experience Risk
Limited to 20% of net assets.

Repurchase Agreements
A transaction in which the seller of             Credit and                      X            X          X          X          X
a security agrees to buy back a                  Counter-Party Risk
security at an agreed upon time and
price, usually with interest.

                                                    Tax-Free Funds Prospectus 45

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 64 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

---------------------------------------------------------------------------------------------------------------------
                                                 BOARD OF TRUSTEES
---------------------------------------------------------------------------------------------------------------------
                                          Supervises the Funds' activities
---------------------------------------------------------------------------------------------------------------------
       INVESTMENT ADVISOR                                                       CUSTODIAN
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                                    Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                                    6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities                             Provides safekeeping for the Funds' assets
---------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT SUB-ADVISOR
---------------------------------------------------------------------------------------------------------------------
                                         Wells Capital Management Incorporated
                                           525 Market St., San Francisco, CA
                                    Responsible for day-to-day portfolio management
---------------------------------------------------------------------------------------------------------------------
                                                                                         SHAREHOLDER
                                                  TRANSFER                                SERVICING
     ADMINISTRATOR                                  AGENT                                   AGENTS
---------------------------------------------------------------------------------------------------------------------
    Wells Fargo Funds                       Boston Financial Data                        Various Agents
    Management, LLC                         Services, Inc.
    525 Market St.                          Two Heritage Dr.
    San Francisco, CA                       Quincy, MA

    Manages the Funds'                      Maintains records of                         Provide services to
    business activities                     shares and supervises                        customers
                                            the payment of dividends
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                    FINANCIAL SERVICES FIRMS AND SELLING AGENTS
---------------------------------------------------------------------------------------------------------------------
                         Advise current and prospective shareholders on Fund investments
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                    SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------

46    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors, who are responsible for the day-to-day portfolio management of the Funds. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2001 WCM managed assets aggregating in excess of $92 billion.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                    Tax-Free Funds Prospectus 47

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    Class A Shares--with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 .    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

 .    Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are available for the California Tax-Free Fund and National Tax-Free Fund only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the Net Asset Value ("NAV") plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

48  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

                               FRONT-END SALES              FRONT-END SALES
     AMOUNT OF                 CHARGE AS % OF              CHARGE AS % OF NET
     PURCHASE                PUBLIC OFFERING PRICE           AMOUNT INVESTED
 Less than $50,000                   4.50%                         4.71%

 $50,000 to $99,999                  4.00%                         4.17%

 $100,000 to $249,999                3.50%                         3.63%

 $250,000 to $499,999                2.50%                         2.56%

 $500,000 to $999,999                2.00%                         2.04%

 $1,000,000 and over/1/              0.00%                         0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN       1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
 CDSC                    5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%     A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                 Tax-Free Funds Prospectus    49

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

-------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN       1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                     5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997, HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

 REDEMPTION WITHIN      1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
 CDSC                    3.00%     2.00%     1.00%     1.00%     0.00%     0.00%     A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999, HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN       1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                     3.00%     2.00%     2.00%     1.00%     0.00%     0.00%     A Shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

50    Tax-Free Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions
 .    You pay no sales charges on Fund shares you buy with reinvested distributions.

 .    You pay a lower sales charge if you are investing an amount over a breakpoint level.  See the "Class A Share Sales Charge Schedule" above.

 .    By signing a Letter of Intent("LOI"),you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds classes, in which you have already paid a front-end load, in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 .    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, including children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship;or

 .    the members of a "qualified group," which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

                                                 Tax-Free Funds Prospectus    51

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers
 .    You pay no CDSC on Fund shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class B share CDSC for withdrawals made by former Norwest
     Advantage Funds shareholders in certain qualified accounts up to certain limits (See the Statement of Additional Information for further details).

 .    We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all the following circumstances:

 .    withdrawals are made by participating in the Systematic Withdrawal Plan;

 .    withdrawals may not exceed 10% of your fund assets (including "free"
     shares) annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .    you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .    Current and retired employees, directors/trustees and officers of:

     .    Wells Fargo Funds (including any predecessor funds);

     .    Wells Fargo & Company and its affiliates;

 .    and the family members of any of the above.

 .    Current employees of:

     .    Stephens Inc. and its affiliates; and

     .    broker-dealers who act as selling agents;

 .    and immediate family members (spouse, sibling, parent or child) of any of the above.  Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

52    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

      FUND                                        CLASS B        CLASS C
      California Limited Term Tax-Free Fund        N/A            N/A

      California Tax-Free Fund                    0.75%          0.75%

      Colorado Tax-Free Fund                      0.75%           N/A

      Minnesota Tax-Free Fund                     0.75%           N/A

      National Tax-Free Fund                      0.75%          0.75%

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                 Tax-Free Funds Prospectus    53

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    You may exchange Class B shares of any Fund for Money Market Fund Class B shares. Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 .    Exchanges may be made between like share classes. Class C shares of non-
     money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

54    Tax-Free Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
     Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

                                                 Tax-Free Funds Prospectus    55

Your Account
--------------------------------------------------------------------------------

Minimum Investments

 .    $1,000 per Fund minimum initial investment; or

 .    $100 per Fund if you use the Systematic Purchase Program; and

 .    $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please contact your selling agent for further details.

56    Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo National Tax-Free Fund, Class A." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

 . All purchases must be made in U.S.dollars and checks must be drawn on U.S.banks.

 . You may start your account with $100 if you elect the Systematic Purchase Plan option on the Application.

 .  Mail to: Wells Fargo Funds        Overnight Mail Only: Wells Fargo Funds
             P.O. Box 8266                                 ATTN: CCSU-Boston Financial
             Boston, MA 02266-8266                         66 Brooks Drive
                                                           Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .  Enclose the payment stub/card from your statement if available.

 .  Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

                                                    Tax-Free Funds Prospectus 57

Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 . You must first call Investor Services at 1-800-222-8222,option 0 to notify them of an incoming wire trade.

 . If you do not currently have an account,complete a Wells Fargo Funds Application.You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .  All purchases must be made with U.S.dollars.

 . Mail the completed Application.Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .  Overnight Application to:  Wells Fargo Funds
                               ATTN: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184
                                                               Attention:
 .  Wire money to:             State Street Bank & Trust       Wells Fargo Funds
                               Boston, MA                      (Name of Fund and
                                                               Share Class)

                               Bank Routing Number:
                               ABA 011 000028                  Account Name:
                                                               (Registration
                               Wire Purchase Account Number:   Name Indicated on
                               9905-437-1                      Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .  Wire money to:             State Street Bank & Trust       Attention:
                               Boston, MA                      Wells Fargo Funds
                                                               (Name of Fund
                               Bank Routing Number:            and Share Class)
                               ABA 011 000028

                               Wire Purchase Account Number:   Account Name:
                               9905-437-1                      (Registration
                                                               Name Indicated on
                                                               Account)

58 Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 . Call Investor Services at 1-800-222-8222,option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response Service to either:

    .  transfer at least $1,000 from a linked settlement account, or

    . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response Service to either:

    .  transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

                                                    Tax-Free Funds Prospectus 59

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

 . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 . Make sure all the account owners sign the request exactly as their names appear on the account application.

 . You may request that redemption proceeds be sent to you by check,by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .  Mail to: Wells Fargo Funds
            P.O. Box 8266
            Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

 .  Call Investor Services at 1-800-222-8222, option 0 for an Investor Service
   Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 . Unless you have instructed us otherwise,only one account owner needs to call in redemption requests.

 . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

60  Tax-Free Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .  Your redemptions are net of any applicable CDSC.

 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program, have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                    Tax-Free Funds Prospectus 61

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

 . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested; and

   .  may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We automatically cancel your program if the linked bank account you specified is closed.

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income monthly and capital gains distributions, if any, at least annually.

We offer the following distribution options:

 . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

 .  Directed Distribution Purchase Option--Lets you buy shares of a different
   Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the

62  Tax-Free Funds Prospectus
   distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Such distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally won't be subject to California individual income tax on distributions from the California Limited Term Tax-Free Fund or the California Tax-Free Fund to the extent such distributions are attributable to the Fund's California state and municipal tax-exempt securities, although a portion of such distributions could be subject to California AMT. Distributions of a Fund's net investment income from other sources and net short-term capital gain will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

                                                    Tax-Free Funds Prospectus 63

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

     Wells Fargo Funds Trust              Predecessor Fund
     California Limited Term Tax-Free     Stagecoach California Tax-Free Income

     California Tax-Free                  Stagecoach California Tax-Free Bond

     Colorado Tax-Free                    Norwest Advantage Colorado Tax-Free

     Minnesota Tax-Free                   Norwest Advantage Minnesota Tax-Free

     National Tax-Free                    Norwest Advantage Tax-Free Income

64    Tax-Free Funds Prospectus

Portfolio Managers
--------------------------------------------------------------------------------

Arthur C. Evans
Colorado Tax-Free Fund since 2000
National Tax-Free Fund since 2001
Mr. Evans joined WCM in 2000 managing public fixed-income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed-Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned a master's degree in business administration from the Fuqua School of Business, Duke University in 1990. He also earned a BA in business administration--finance from the University of Texas at Austin in 1986.

Stephen Galiani
California Limited Term Tax-Free Fund since 2001
California Tax-Free Fund and its predecessor since 1999
Colorado Tax-Free Fund since 2000
National Tax-Free Fund since 2000
Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipal with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed-Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned a BA in English from Manhattan College and an MBA from Boston University.

Patricia D. Hovanetz, CFA
Minnesota Tax-Free Fund and its predecessor since 1991
Ms. Hovanetz joined WCM in 1998 as a Principal with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of Director of Tax-Exempt Fixed-Income at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. Hovanetz has over 30 years experience in the municipal bond industry and manages over $400 million in municipal bond assets for the Wells Fargo Funds. She also manages other national tax-exempt assets for institutional accounts and has been a portfolio manager at NIM since 1988. Ms. Hovanetz attended St. Cloud State College and the University of Minnesota.

Mary Jo Sebrell
California Limited Term Tax-Free Fund since 2001
Ms. Sebrell joined WCM in 1982 and manages public fixed-income and municipal bond mutual funds and individual municipal bond portfolios on the Tax-Exempt Fixed-Income Team. Prior to joining the firm, she held investment management-related positions at John Nuveen & Co., Crocker National Bank and Sutro & Co. She has over 25 years of investment management experience. Ms. Sebrell earned a BA in Elementary Education from Washburn University, Topeka, Kansas in 1966. She is a member of the National Federation of Municipal Analysts and has served as secretary, treasurer and program chairperson of the California Society of Municipal Analysts.

                                                    Tax-Free Funds Prospectus 65

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your Investment Professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the rights to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

66  Tax-Free Funds Prospectus

Glossary
--------------------------------------------------------------------------------

Investment-Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Municipal Securities
Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Rating Organization ("NRSRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

                                                   Tax-Free Funds Prospectus  67

Glossary
--------------------------------------------------------------------------------

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

68  Tax-Free Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:


STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The
Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P014 (11/01)
ICA Reg. No.                                                  [LOGO]
811-09253                                             Printed on Recycled Paper


              ---------------------------------------------------
              NOT FDIC INSURED-NO BANK GUARANTEE - MAY LOSE VALUE
              ---------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO TAX-FREE FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                           California Limited Term Tax-Free Fund

                                           California Tax-Free Fund

                                           Colorado Tax-Free Fund

                                           Minnesota Tax-Free Fund

                                           National Limited Term Tax-Free Fund

                                           National Tax-Free Fund

                                           Nebraska Tax-Free Fund

                                                     November 1, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                                Tax-Free Funds
-----------------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies                 4
                                          Summary of Important Risks                          6
Important summary information             Performance History                                10
about the Funds.                          Summary of Expenses                                18
                                          Key Information                                    21

-----------------------------------------------------------------------------------------------
The Funds                                 California Limited Term Tax-Free Fund              22
                                          California Tax-Free Fund                           26
Important information about               Colorado Tax-Free Fund                             30
the individual Funds.                     Minnesota Tax-Free Fund                            34
                                          National Limited Term Tax-Free Fund                38
                                          National Tax-Free Fund                             42
                                          Nebraska Tax Free Fund                             46
                                          General Investment Risks                           50
                                          Organization and Management
                                            of the Funds                                     54

-----------------------------------------------------------------------------------------------
Your Investment                           Your Account                                       56
                                            How to Buy Shares                                57
How to open an account and                  How to Sell Shares                               58
how to buy, sell and exchange               How to Exchange Shares                           59
Fund shares.

-----------------------------------------------------------------------------------------------
References                                Other Information                                  60
                                          Table of Predecessors                              61
Additional information and term           Portfolio Managers                                 62
definitions.                              Glossary                                           63


Tax-Free Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.


-----------------------------------------------------------------------------------------------------
FUND                                 OBJECTIVE
-----------------------------------------------------------------------------------------------------
California Limited Term              Seeks current income exempt from federal income tax and California
Tax-Free Fund                        individual income tax.

California Tax-Free Fund             Seeks current income exempt from federal income tax and California individual income tax by investing in medium- and long-term investment grade municipal securities.

Colorado Tax-Free Fund               Seeks current income exempt from federal income tax and Colorado individual income tax.

Minnesota Tax-Free Fund              Seeks current income exempt from federal income tax and Minnesota individual income tax.

National Limited Term                Seeks current income exempt from federal income tax.
Tax-Free Fund

National Tax-Free Fund               Seeks current income exempt from federal income tax.

Nebraska Tax-Free Fund               Seeks current income exempt from federal income tax and Nebraska individual income tax.

4    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest substantially all of the Fund's assets in short- and intermediate-term investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighed average maturity. Under normal circumstances, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.


We invest substantially all of the Fund's assets in intermediate- to long-term investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of 2 to 10 years (intermediate-term) or 10 years or longer (long-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity.


We invest substantially all of the Fund's assets in investment-grade Colorado municipal securities of varying maturities. We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of net asset value ("NAV").


We invest substantially all of the Fund's assets in Minnesota municipal securities of varying maturities. There are no restrictions on the Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.


We invest substantially all of the Fund's assets in investment-grade municipal securities with average maturities between 1 and 5 years.


We invest substantially all of the Fund's assets in investment-grade municipal securities with average maturities between 10 and 20 years.


We invest substantially all of the Fund's assets in investment-grade Nebraska municipal securities of varying maturities.The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

                                                  Tax-Free Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks" section beginning on page 50; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The Funds may invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax ("AMT"), some income earned by Fund investments may be subject to such taxes.

The Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

The Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended (the "1940 Act"). Also, the majority of the issuers of the securities in a Fund's portfolio, except for the National Limited Term Tax-Free Fund and the National Tax-Free Fund, are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The National Limited Term Tax-Free Fund and the National Tax-Free Fund are considered to be diversified. All other Funds in this Prospectus are considered to be non-diversified.

6    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
FUND                            SPECIFIC RISKS
--------------------------------------------------------------------------------
                                Since we invest heavily in California municipal
                                securities, events in California are likely to
California Limited Term         affect the Fund's investments. Although
Tax-Free Fund and California    California has a larger and more diverse economy
Tax-Free Fund                   than most other states, its economy continues to
                                be driven by, among other industries,
                                agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

                                Since we invest heavily in Colorado municipal
                                securities, events in Colorado are likely to
                                affect the Fund's investments. The Colorado
                                economy is based on services, communications,
                                transportation, tourism, and manufacturing.
Colorado Tax-Free Fund          Certain obligations of Colorado state and local
                                public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

                                Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities.

                                We may invest up to 25% of our total assets in
Minnesota Tax-Free Fund         below investment-grade municipal securities,
                                sometimes referred to as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment-grade municipal securities. Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. Additionally, these lower-rated municipal securities may be less liquid and more difficult to value than higher-rated municipal securities.

                                The Funds are primarily subject to the risks
                                described in the Common Risks section above. The
National Limited Term           Funds may from time to time focus on investments
Tax-Free Fund and               in certain states or geographic regions, and
National Tax-Free Fund          their performance could be disproportionately
                                affected by political or demographic factors in the state or region.

                                                  Tax-Free Funds Prospectus    7

Summary of Important Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                            SPECIFIC RISKS
--------------------------------------------------------------------------------
                                Since we invest heavily in Nebraska municipal
                                securities, events in Nebraska are likely to
                                affect the Fund's investments. The Nebraska
                                economy is primarily based on agriculture and
                                agricultural processing, but has become
                                increasingly diversified with relatively steady
                                growth in the manufacturing, services and
Nebraska Tax-Free Fund          finance, insurance and real estate industries.
                                While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

8    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

California Limited Term Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

  [GRAPH]

'93     7.10
'94    -1.10
'95     9.14
'96     3.89
'97     5.09
'98     5.53
'99     0.14
'00     7.00

Best Qtr.: Q1 '95 . 3.41%             Worst Qtr.: Q1 '94 . -1.85%

*  The Fund's year-to-date performance through September 30, 2001 was 4.33%.

Average annual total return (%)                                        Since
for the period ended 12/31/00              1 year      5 years       Inception

Institutional Class (Incept. 9/6/96)/1/     7.00         4.30           4.59

LB 3-Year Muni Index/2/                    11.68         5.84           6.78

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the Class A Shares, which incepted November 18, 1992.
/2/ Lehman Brothers 3-Year Municipal Bond Index.

10    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

California Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

  [GRAPH]

'91   11.62
'92    9.01
'93   12.98
'94   -4.32
'95   16.39
'96    4.03
'97    9.17
'98    6.87
'99   -3.55
'00   13.77

Best Qtr.: Q1 '95 . 6.19%           Worst Qtr.: Q1 '94 . -4.06%

*  The Fund's year-to-date performance through September 30, 2001 was 5.39%.

Average annual total return (%)
for the period ended 12/31/00                1 year        5 years      10 years

Institutional Class (Incept. 12/15/97)/1/     13.77          5.86         7.36

LB Muni Index/2/                              11.68          5.84         7.32

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the Class A shares, which incepted October 6, 1988.
/2/ Lehman Brothers Municipal Bond Index.

                                                   Tax-Free Funds Prospectus  11

Performance History
--------------------------------------------------------------------------------

Colorado Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

  [GRAPH]

'94    -5.93
'95    16.99
'96     4.88
'97    10.29
'98     6.14
'99    -5.39
'00    13.62

Best Qtr.: Q1 '95 . 5.75%              Worst Qtr.: Q1 '94 . -5.39%

*  The Fund's year-to-date performance through September 30, 2001 was 6.15%.

Average annual total return (%)                                          Since
for the period ended 12/31/00                  1 year     5 years      Inception

Institutional Class (Incept. 8/23/93)/1/        13.62       5.71         5.93

LB Muni Index/2/                                11.68       5.84         6.19

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the Class A Shares, which incepted June 1, 1993.
/2/ Lehman Brothers Municipal Bond Index.

12  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Minnesota Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

  [GRAPH]

'91     8.53
'92     7.55
'93    11.23
'94    -5.91
'95    17.09
'96     3.78
'97     9.16
'98     6.22
'99    -5.93
'00    12.58

Best Qtr.: Q1 '95 . 6.73%              Worst Qtr.: Q1 '94 . -5.48%

*  The Fund's year-to-date performance through September 30, 2001 was 5.47%.

Average annual total return (%)
for the period ended 12/31/00                1 year        5 years      10 years

Institutional Class (Incept. 8/2/93)/1/       12.58         4.97          6.19

LB Muni Index/2/                              11.68         5.84          7.32

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the Class A shares, which incepted January 12, 1988.
/2/ Lehman Brothers Municipal Bond Index.

                                                   Tax-Free Funds Prospectus  13

Performance History
--------------------------------------------------------------------------------

National Limited Term Tax-Free Fund Institutional Class
Calendar Year Returns (%)*

[GRAPH]

'97   6.58
'98   5.28
'99   0.08
'00   6.52

Best Qtr.: Q4 '00 . 2.41%              Worst Qtr.: Q2 '99 . -1.15%

*  The Fund's year-to-date performance through September 30, 2001 was 6.01%.

Average annual total return (%)
for the period ended 12/31/00                   1 year               Inception

Institutional Class (Incept. 10/1/96)            6.52                   5.55

LB 3-Year Muni Index/1/                          6.23                   4.84

/1/ Lehman Brothers 3-Year Municipal Bond Index.

14  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

National Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

[GRAPH]

'91   9.41
'92   7.33
'93   9.59
'94  -4.85
'95  16.74
'96   4.74
'97  10.26
'98   6.54
'99  -5.44
'00  13.13


Best Qtr.: Q1 '95 . 5.85%              Worst Qtr.: Q1 '94 . -5.59%

*  The Fund's year-to-date performance through September 30, 2001 was 5.93%.

Average annual total return (%)
for the period ended 12/31/00                  1 year      5 years    10 years

Institutional Class (Incept. 8/2/93)/1/         13.13        5.65       6.53

LB Muni Index/2/                                11.68        5.84       7.32

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the Class A shares, which incepted August 1, 1989.
/2/ Lehman Brothers Municipal Bond Index.

                                                   Tax-Free Funds Prospectus  15

Performance History
--------------------------------------------------------------------------------

The Wells Fargo Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The historical information shown for the Nebraska Tax-Free Fund below and throughout this Prospectus reflects the historical information for the Great Plains Tax-Free Bond Fund.

Nebraska Tax-Free Fund Institutional Class Calendar Year Returns (%)*

  [GRAPH]

'91     8.87
'92     5.51
'93     7.70
'94    -3.01
'95    11.61
'96     3.37
'97     6.41
'98     4.97
'99    -1.33
'00     9.37

Best Qtr.: Q1 '95 . 4.62%               Worst Qtr.: Q1 '94 . -3.43%

* Performance shown for periods prior to September 11, 2000 reflects the performance of the predecessor portfolio. The Fund's year-to-date performance through September 30, 2001 was 4.69%.

Average annual total return (%)
for the period ending 12/31/00                  1 year      5 years    10 years

Institutional Class (Incept. 9/29/97)/1/          9.37         4.50        5.27

Lehman Brothers Muni Index/2/                    11.68         5.84        7.32

/1/ The Fund operated as a common trust fund for the period from 8/31/89 to the inception date shown, and performance data reflects the performance of the common trust fund. The common trust fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results. Performance shown for all periods from the inception date shown through September 10, 2000 includes the maximum sales charge applicable to the shares of the predecessor Fund. The Institutional Class shares do not impose sales charges.
/2/  Lehman Brothers Municipal Bond Index.

16  Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Tax-Free Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                               All Funds
                                                                                          --------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                                            None

Maximum deferred sales charge (load) (as a percentage of the lower of
the NAV at purchase or the NAV at redemption)                                                  None
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                         California Limited Term         California           Colorado
                                            Tax-Free Fund              Tax-Free Fund       Tax-Free Fund
                                      ------------------------------------------------------------------
Management Fees                                  0.40%                      0.40%              0.40%
Distribution (12b-1) Fees                        0.00%                      0.00%              0.00%
Other Expenses/1/                                0.46%                      0.21%              0.32%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.86%                      0.61%              0.72%
--------------------------------------------------------------------------------------------------------
Fee Waivers                                      0.26%                      0.01%              0.12%
--------------------------------------------------------------------------------------------------------
NET EXPENSES/2/                                  0.60%                      0.60%              0.60%
--------------------------------------------------------------------------------------------------------

/1/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

/2/ The advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

18  Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

                           National
  Minnesota              Limited Term          National              Nebraska
Tax-Free Fund           Tax-Free Fund       Tax-Free Fund         Tax-Free Fund
--------------------------------------------------------------------------------
   0.40%                   0.40%                0.40%                0.40%
   0.00%                   0.00%                0.00%                0.00%
   0.38%                   0.37%                0.23%                0.52%
--------------------------------------------------------------------------------
   0.78%                   0.77%                0.63%                0.92%
--------------------------------------------------------------------------------
   0.18%                   0.17%                0.03%                0.09%
--------------------------------------------------------------------------------
   0.60%                   0.60%                0.60%                0.83%
--------------------------------------------------------------------------------

                                                   Tax-Free Funds Prospectus  19

Tax-Free Funds                                               Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                 California        California       Colorado       Minnesota
                Limited Term        Tax-Free        Tax-Free        Tax-Free
                Tax-Free Fund         Fund            Fund            Fund
--------------------------------------------------------------------------------
1  YEAR           $   61              $ 61            $ 61            $ 61
3  YEARS          $  248              $194            $218            $231
5  YEARS          $  457              $339            $389            $416
10 YEARS          $1,037              $761            $883            $949
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  National         National         Nebraska
                Limited Term       Tax-Free         Tax-Free
                Tax-Free Fund        Fund             Fund
--------------------------------------------------------------------------------
1  YEAR             $ 61             $ 61            $   85
3  YEARS            $229             $199            $  284
5  YEARS            $411             $348            $  500
10 YEARS            $938             $783            $1,123
--------------------------------------------------------------------------------

20  Tax-Free Funds Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor."We" may also refer to the Funds' other service providers."You" means the shareholder or potential investor.

--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .   what the Fund is trying to achieve;
 .   how we intend to invest your money; and
 .   what makes the Fund different from the other Funds offered in this
    Prospectus.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risk" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                                 Tax-Free Funds Prospectus    21

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Mary Jo Sebrell; Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective
The California Limited Term Tax-Free Fund seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase. Under normal circumstances, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

 .   up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and

 .   in municipal securities rated in the four highest credit categories by
    NRSROs, and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

22    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. In addition, we may invest 25% or more of our total assets in California municipal securities that are related in such a way that political, economic or business developments affecting one security would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting California municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    23

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL CLASS SHARES--
                                                 COMMENCED ON SEPTEMBER 6, 1996
                                                --------------------------------
                                                  June 30,            June 30,
For the period ended:                               2001                2000
                                                --------------------------------
Net asset value, beginning of period               $ 9.98              $10.07

Income from investment operations:
  Net investment income (loss)                       0.42                0.41
  Net realized and unrealized gain (loss)
     on investments                                  0.19               (0.04)

Total from investment operations                     0.61                0.37

Less distributions:
  Dividends from net investment income              (0.42)              (0.41)
  Distributions from net realized gain               0.00               (0.05)

Total from distributions                            (0.42)              (0.46)

Net asset value, end of period                     $10.17              $ 9.98

Total return/3/                                      6.20%               3.79%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $4,937              $4,474

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets            0.60%               0.63%
  Ratio of net investment income (loss) to
     average net assets                              4.12%               4.07%

Portfolio turnover                                     49%                 60%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/4/                          0.76%               1.07%

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  June 30,       June 30,         March 31,         March 31,         Sept. 30,
    1999           1998/1/          1998              1997/2/           1996
--------------------------------------------------------------------------------
   $10.27         $10.27           $10.11            $10.10            $ 10.06


     0.39           0.10             0.39              0.19               0.02

    (0.08)          0.00             0.19              0.01               0.04

     0.31           0.10             0.58              0.20               0.06


    (0.39)         (0.10)           (0.39)            (0.19)             (0.02)
    (0.12)          0.00            (0.03)             0.00               0.00

    (0.51)         (0.10)           (0.42)            (0.19)             (0.02)

   $10.07         $10.27           $10.27            $10.11            $ 10.10

     2.96%          0.94%            5.91%             2.00%              0.60%


   $7,633         $7,559           $7,069            $7,061            $10,066


     0.70%          0.70%            0.62%             0.60%              0.55%

     3.75%          3.77%            3.84%             3.73%              3.06%

       68%             2%              88%               14%                48%



     1.30%          1.40%            1.17%             1.05%              0.92%

                                                 Tax-Free Funds Prospectus    25

California Tax-Free Fund
--------------------------------------------------------------------------------


     Portfolio Manager:   Stephen Galiani

     ---------------------------------------------------------------------------

     Investment Objective
     The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest substantially all of the Fund's assets in investment-grade California municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of our total assets in securities with remaining maturities of 2 to 10 years (intermediate term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

     . up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and

     . in municipal securities rated in the four highest credit categories by NRSROs, and in unrated securities deemed by us to be of comparable quality.

     We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

     ---------------------------------------------------------------------------

     Important Risk Factors
     The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

26    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. In addition, we may invest 25% or more of our total assets in California municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting California municipal securities.

     Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    27

California Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL CLASS SHARES--
                                                 COMMENCED ON DECEMBER 15, 1997
                                                 --------------------------------------------------------------------
                                                  June 30,      June 30,       June 30,       June 30,       Dec. 31,
For the period ended:                               2001          2000           1999         1998/1/          1997
                                                 --------------------------------------------------------------------
   Net asset value, beginning of period           $ 10.79       $ 11.03        $ 11.40        $ 11.35        $ 11.32

   Income from investment operations:
     Net investment income (loss)                    0.56          0.54           0.52           0.26           0.03
     Net realized and unrealized gain (loss)
        on investments                               0.48         (0.21)         (0.22)          0.05           0.03

   Total from investment operations                  1.04          0.33           0.30           0.31           0.06

   Less distributions:
     Dividends from net investment income           (0.56)        (0.54)         (0.52)         (0.26)         (0.03)
     Distributions from net realized gain            0.00         (0.03)         (0.15)          0.00           0.00

   Total from distributions                         (0.56)        (0.57)         (0.67)         (0.26)         (0.03)

   Net asset value, end of period                 $ 11.27       $ 10.79        $ 11.03        $ 11.40        $ 11.35

   Total return/2/                                   9.80%         3.16%          2.46%          2.80%          0.49%

   Ratios/supplemental data:
     Net assets, end of period (000s)             $47,211       $47,263        $73,625        $82,577        $84,113

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets         0.60%         0.63%          0.72%          0.69%          0.63%
     Ratio of net investment income (loss) to
        average net assets                           4.99%         5.02%          4.50%          4.69%          4.79%

   Portfolio turnover                                  52%           35%            17%            15%            12%

   Ratio of expenses to average net assets
     prior to waived fees and reimbursed
     expenses (annualized)/3/                        0.60%         0.80%          1.01%          0.98%          0.92%

/1/ The Fund changed its fiscal year-end from December 31 to June 30.
/2/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Arthur C. Evans; Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective
The Colorado Tax-Free Fund seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and we also invest in municipal securities issued by the territories and possessions of the United States.

We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Colorado individual income tax;
 .   up to 25% of total assets in securities of related issuers or in securities of any one issuer;
 .   invest up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and
 .   in municipal securities rated in the four highest credit categories by
    NRSROs,and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Colorado. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

30    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund's investments. The Colorado economy is based on services, communications, transportation, tourism, and manufacturing. Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. In addition, we may invest 25% or more of our total assets in Colorado municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional information for a discussion of the special considerations affecting Colorado municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    31

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    INSTITUTIONAL CLASS SHARES--
                                                    COMMENCED ON AUGUST 23, 1993
                                                    ----------------------------
                                                      June 30,        June 30,
For the period ended:                                   2001            2000
                                                    ----------------------------
Net asset value, beginning of period                  $  9.84         $ 10.30

Income from investment operations:
   Net investment income (loss)                          0.55            0.54
   Net realized and unrealized gain (loss)
     on investments                                      0.56           (0.45)

Total from investment operations                         1.11            0.09

Less distributions:
   Dividends from net investment income                 (0.55)          (0.54)
   Distributions from net realized gains                 0.00           (0.01)

Total from distributions                                (0.55)          (0.55)

Net asset value, end of period                        $ 10.40         $  9.84

Total return/1/                                         11.54%           0.97%

Ratios/supplemental data:
   Net assets, end of period (000s)                   $47,538         $44,161

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets               0.60%           0.60%
   Ratio of net investment income (loss) to average
     net assets                                          5.38%           5.42%

Portfolio turnover                                         37%            106%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/4/    0.67%           0.86%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

32    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    June 30,              May 31,               May 31,            May 31,
      1999/3/              1999                  1998               1997
--------------------------------------------------------------------------------

    $ 10.55              $ 10.69               $ 10.22            $  9.89


       0.04                 0.51                  0.53               0.54

      (0.25)               (0.10)                 0.47               0.33

      (0.21)                0.41                  1.00               0.87


      (0.04)               (0.51)                (0.53)             (0.54)
       0.00                (0.04)                 0.00               0.00

      (0.04)               (0.55)                (0.53)             (0.54)

    $ 10.30              $ 10.55               $ 10.69            $ 10.22

      (1.97%)               3.79%                 9.97%              9.00%


    $49,101              $48,926               $32,342            $25,917


       0.60%                0.60%                 0.60%              0.45%

       4.93%                4.71%                 5.01%              5.35%

         11%                  77%                   70%               129%


       1.08%                0.99%                 1.01%              1.13%

                                                 Tax-Free Funds Prospectus    33

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:  Patricia Hovanetz, CFA

--------------------------------------------------------------------------------

Investment Objective
The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and we also invest in municipal securities issued by the territories and possessions of the United States. We invest at least 80% of the Fund's assets in securities with interest exempt from both federal income tax and Minnesota individual income tax.

There are no restrictions on the Minnesota Tax-Free Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower.

We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Minnesota individual income tax;

 .   up to 25% of total assets in securities of related issuers or in securities of any one issuer;

 .   up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and

 .   up to 25% of total assets in below investment-grade municipal securities, including unrated securities deemed by us to be of comparable quality. During such periods, we may not achieve the Fund's investment objective of a high level of current income without assuming undue risk.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

34    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments. The Minnesota economy relies significantly on its agriculture and forestry. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities. In addition, we may invest 25% or more of our total assets in Minnesota municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Minnesota municipal securities.

We may invest up to 25% of our total assets in municipal securities that are in low or below investment-grade categories, or that are unrated and deemed by us to be of comparable quality. These securities are sometimes referred to as "high yield/high risk" securities or "junk bonds." Such municipal securities have a much greater risk of default and also tend to be more sensitive to economic conditions, generally involve more credit risk, and may be less liquid and more difficult to value than higher-rated municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    35

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                         INSTITUTIONAL CLASS SHARES--
                                                         COMMENCED ON OCTOBER 1, 1995
                                                         ----------------------------
                                                         June 30,            June 30,
For the period ended:                                      2001                2000
                                                         ----------------------------
Net asset value, beginning of period                     $ 10.18             $ 10.74

Income from investment operations:
   Net investment income (loss)                             0.54                0.53
   Net realized and unrealized gain (loss)
     on investments                                         0.49               (0.55)

Total from investment operations                            1.03               (0.02)

Less distributions:
   Dividends from net investment income                    (0.54)              (0.53)
   Distributions from net realized gains                    0.00               (0.01)

Total from distributions                                   (0.54)              (0.54)

Net asset value, end of period                           $ 10.67             $ 10.18

Total return/1/                                            10.32%              (0.02)%

Ratios/supplemental data:
   Net assets, end of period (000s)                      $24,860             $22,451

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                  0.60%               0.60%
   Ratio of net investment income (loss) to average
     net assets                                             5.11%               5.22%

Portfolio turnover                                            18%                 69%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/       0.73%               0.91%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

36    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   June 30,             May 31,                 May 31,              May 31,
     1999/3/             1999                    1998                 1997
--------------------------------------------------------------------------------
   $ 10.96             $ 11.05                 $ 10.57              $ 10.30


      0.04                0.52                    0.53                 0.54

     (0.22)              (0.09)                   0.48                 0.27

     (0.18)               0.43                    1.01                 0.81


     (0.04)              (0.51)                  (0.53)               (0.54)
      0.00               (0.01)                   0.00                 0.00

     (0.04)              (0.52)                  (0.53)               (0.54)

   $ 10.74             $ 10.96                 $ 11.05              $ 10.57

     (1.63%)              3.96%                   9.71%                7.98%


   $27,197             $27,261                 $20,736              $11,135


      0.60%               0.60%                   0.60%                0.60%

      4.69%               4.62%                   4.84%                5.12%

         2%                 25%                     68%                  97%


      1.11%               1.00%                   1.04%                1.23%

                                                 Tax-Free Funds Prospectus    37

National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers:  Patricia Hovanetz, CFA; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The National Limited Term Tax-Free Fund seeks current income exempt from federal income taxes.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade municipal securities. We invest at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax, including federal AMT.

We maintain the dollar-weighted average maturity of the Fund's assets normally between 1 and 5 years, but this average will vary depending on anticipated market conditions. We emphasize investment in municipal securities paying interest income rather than maintaining the stability of the Fund's NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax.
 .   up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and
 .   up to 25% of total assets in securities of issuers located in the same state or in related issuers.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the Common Risks section above. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in the state or region.

We may invest 25% or more of our total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some income earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

38    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    INSTITUTIONAL CLASS SHARES--
                                                    COMMENCED ON AUGUST 2, 1993
                                                    ----------------------------
                                                      June 30,        June 30,
For the period ended:                                   2001            2000
                                                    ----------------------------
Net asset value, beginning of period                  $ 10.19         $ 10.39

Income from investment operations:
     Net investment income (loss)                        0.46            0.47
     Net realized and unrealized gain (loss)
        on investments                                   0.33           (0.20)

Total from investment operations                         0.79            0.27

Less distributions:
     Dividends from net investment income               (0.46)          (0.47)
     Distributions from net realized gains               0.00            0.00

Total from distributions                                (0.46)          (0.47)

Net asset value, end of period                        $ 10.52         $ 10.19

Total return/1/                                          7.89%           2.64%

Ratios/supplemental data:
     Net assets, end of period (000s)                 $62,111         $62,669

Ratios to average net assets (annualized):
     Ratio of expenses to average net assets             0.60%           0.61%
     Ratio of net investment income (loss) to
        average net assets                               4.39%           4.53%

Portfolio turnover                                         57%             48%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/2/                              0.71%           0.86%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

40    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   June 30,               May 31,                May 31,               May 31,
     1999/3/               1999                   1998                  1997
--------------------------------------------------------------------------------
   $ 10.54               $ 10.59                $ 10.39               $ 10.00


      0.04                  0.46                   0.47                  0.31

     (0.15)                (0.04)                  0.21                  0.39

     (0.11)                 0.42                   0.68                  0.70


     (0.04)                (0.47)                 (0.47)                (0.31)
      0.00                  0.00                  (0.01)                 0.00

     (0.04)                (0.47)                 (0.48)                (0.31)

   $ 10.39               $ 10.54                $ 10.59               $ 10.39

     (1.08%)                3.97%                  6.70%                 6.99%


   $84,419               $88,223                $54,602               $40,990


      0.65%                 0.65%                  0.65%                 0.65%

      4.25%                 4.26%                  4.47%                 4.45%

        24%                   41%                    46%                   16%



      1.12%                 1.04%                  1.03%                  127%

                                                 Tax-Free Funds Prospectus    41

National Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers:  Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Fund seeks current income exempt from federal income tax.

--------------------------------------------------------------------------------
Investment Strategies
We invest substantially all of the Fund's assets in investment-grade municipal securities. We invest at least 80% of the Fund's assets in municipal securities paying interest exempt from federal income tax, including federal AMT.

The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income taxes;
 .  up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, including federal AMT; and . in municipal securities rated in the four highest credit categories by
   NRSROs,and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the Common Risks section above. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in the state or region.

In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility.

We may invest 25% or more of our total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

42  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 43

National Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    INSTITUTIONAL CLASS SHARES--
                                                    COMMENCED ON OCTOBER 1, 1996
                                                ----------------------------------------
                                                         June 30,           June 30,
 For the period ended:                                     2001               2000
                                                ----------------------------------------

 Net asset value, beginning of period                    $   9.73           $  10.22

 Income from investment operations:
    Net investment income (loss)                             0.56               0.55
    Net realized and unrealized gain (loss)
    on investments                                           0.49              (0.49)

 Total from investment operations                            1.05               0.06

 Less distributions:
  Dividends from net investment income                      (0.56)             (0.54)
  Distributions from net realized gains                      0.00              (0.01)

 Total from distributions                                   (0.56)             (0.55)

 Net asset value, end of period                          $  10.22           $   9.73

 Total return/1/                                            11.01%              0.73%

 Ratios/supplemental data:
  Net assets, end of period (000s)                       $300,187           $244,626

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                    0.60%              0.60%
  Ratio of net investment income (loss) to average
     net assets                                              5.53%              5.58%

 Portfolio turnover                                            27%                79%

 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/        0.61%              0.77%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

44  Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 June 30,           May 31,              May 31,          May 31,
   1999/3/           1999                 1998             1997
--------------------------------------------------------------------------------

$  10.44            $  10.54           $  10.06          $   9.78


    0.04                0.52               0.53              0.54
   (0.22)              (0.10)              0.48              0.28

   (0.18)              (0.42)              1.01              0.82

   (0.04)              (0.51)             (0.53)            (0.54)
    0.00                0.01               0.00              0.00

   (0.04)              (0.52)             (0.53)            (0.54)

$  10.22            $  10.44           $  10.54          $  10.06

   (1.69%)              4.04%             10.22%             8.54%


$304,170            $311,757           $286,734          $259,861


    0.60%               0.60%              0.60%             0.50%

    5.09%               4.83%              5.09%             5.40%

      18%                106%               143%              152%


    0.95%               0.91%              0.92%             1.03%

                                                    Tax-Free Funds Prospectus 45

Nebraska Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers:  Patricia D. Hovanetz; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The Nebraska Tax-Free Fund seeks current income exempt from federal income tax and Nebraska individual income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade Nebraska municipal securities of varying maturities. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Nebraska individual income tax;
 .   up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, including federal AMT; and
 .   in municipal securities rated in the four highest credit categories by
    NRSROs,and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

46    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Nebraska. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to affect the Fund's investments. The Nebraska economy is primarily based on agriculture and agricultural processing, but has become increasingly diversified with relatively steady growth in the manufacturing, services and finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions which are permitted to issue debt are not backed by the State's full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska. In addition, we may invest 25% or more of total assets in Nebraska municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special circumstances affecting Nebraska municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some income earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 50; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    47

Nebraska Tax-Free Fund                                      Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). Deloitte & Touche LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                 INSTITUTIONAL CLASS SHARES--
                                                                 COMMENCED ON SEPTEMBER 29, 1997
                                                              -----------------------------------------------------------------
                                                                 June 30,        August 31,       August 31,       August 31,
For the period ended:                                              2001             2000             1999             1998/1/
                                                              -----------------------------------------------------------------
Net asset value beginning of period                              $  9.85          $  9.76          $ 10.13          $ 10.00

Income from investment operations:
   Net investment income (loss)                                     0.36             0.42             0.42             0.39
   Net realized and unrealized gain (loss) on investments           0.21             0.09            (0.36)            0.13

Total from investment operations                                    0.57             0.51             0.06             0.52

Less distributions:
   Dividends from net investment income                            (0.36)           (0.42)           (0.42)           (0.39)
   Distributions from net realized gain                             0.00             0.00            (0.01)           (0.00)/2/

Total from distributions                                           (0.36)           (0.42)           (0.43)           (0.39)

Net asset value, end of period                                   $ 10.06          $  9.85          $  9.76          $ 10.13

Total return/3/                                                     5.97%            5.43%            0.54%            5.29%

Ratios/supplemental data:
   Net assets, end of period (000s)                              $64,929          $63,305          $68,443          $67,372

Ratios to average net assets (before voluntary waivers):
   Ratio of expenses to average net assets                          0.82%            0.88%            0.83%            0.87%/4/
   Ratio of net investment income (loss) to
     average net assets                                             4.40%            4.38%            4.17%            4.22%/4/

Portfolio turnover                                                    45%              30%               7%               8%

Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses (annualized)/5/                           0.91%            0.88%            0.84%            0.87%/4/

/1/ For the period from September 29, 1997 (date of initial public investment). /2/ Distribution less than $0.01 per share.
/3/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/4/ Annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

48    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective.

 .    We do not guarantee the performance of a Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund,including those deemed conservative,involves risk,including the possible loss of any money you invest.

 .    An investment in a single Fund,by itself,does not constitute a complete investment plan.

 .    Each Fund may continue to hold debt instruments that cease to be rated by a
     NRSRO or whose ratings fall below the levels generally permitted for such Fund, provided the sub-advisor deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

 .    The Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds may invest in various derivative instruments.The term
     "derivatives"covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

50  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because of the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks", you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                    Tax-Free Funds Prospectus 51

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                    CALIFORNIA                                        NATIONAL
                                                   LIMITED TERM  CALIFORNIA  COLORADO   MINNESOTA   LIMITED TERM  NATIONAL  NEBRASKA
                                                     TAX-FREE     TAX-FREE   TAX-FREE   TAX-FREE      TAX-FREE    TAX-FREE  TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE            PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow          Leverage Risk              X            X           X         X           X             X        X
money for temporary
purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate
Debt
Instruments with interest      Interest Rate and          X            X           X         X           X             X        X
rates that are adjusted         Credit Risk
either on a schedule or when
an index or benchmark changes.

Forward Commitment, When-
Issued and Delayed Delivery
Transactions
Securities bought or sold      Interest Rate,             X            X           X         X           X             X        X
for delivery at a later         Leverage, Credit
date or bought or sold for a    and Experience
fixed price at a fixed date.    Risk

High Yield Securities
Debt securities of lower       Interest Rate and                                             X
quality that produce            Credit Risk
generally higher rates of
return. These securities,
sometime  referred to as
"junk bonds," tend to be
more sensitive to economic
conditions, more volatile
and less liquid and are
subject to greater risk of
default.

Illiquid Securities
A security which may not be    Liquidity Risk
sold or disposed of in the                                X            X           X         X           X             X        X
ordinary course of business
within seven days of
approximately the value
determined for it by the
Fund. Limited to 15% of
total assets.

Loans of Portfolio Securities
The practice of loaning        Credit, Counter-
securities to brokers,          Party and
dealers and financial           Leverage Risk             X            X           X         X           X             X        X
institutions to increase
return on those securities.
Loans may be made up to
1940 Act limits (currently
one third of total assets
including the value of
collateral received).

Mortgage- and Other
Asset-Backed Securities
Securities consisting of       Interest Rate,
undivided fractional            Credit,
interests in pools of           Prepayment and            X            X           X         X           X             X
consumer loans, such as         Experience Risk
mortgage loans, car loans
credit card debt, or
receivables held in trust.

52  Tax-Free Funds Prospectus

                                                    CALIFORNIA                                        NATIONAL
                                                   LIMITED TERM  CALIFORNIA  COLORADO   MINNESOTA   LIMITED TERM  NATIONAL  NEBRASKA
                                                     TAX-FREE     TAX-FREE   TAX-FREE   TAX-FREE      TAX-FREE    TAX-FREE  TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE            PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds
Investments by the Fund in     Market Risk
shares of other mutual funds,                             X            X           X         X           X             X        X
which will cause Fund
shareholders to bear a pro
rata portion of the other
fund's expenses, in addition
to the expenses paid by the
Fund.

Private Activity Bonds
Bonds that pay interest        Interest Rate,
subject to the federal          Credit and
alternative minimum tax.        Experience Risk           X            X           X         X           X             X        X
Limited to 20% of net assets.

Repurchase Agreements
A transaction in which the     Credit and
seller of a security agrees     Counter-Party
to buy back a security at an    Risk                      X            X           X         X           X             X        X
agreed upon time and price,
usually with interest.

                                                    Tax-Free Funds Prospectus 53

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus, except the Nebraska Tax Free Fund, has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach, Norwest Advantage and Great Plains Funds. The Table on page 61 identifies the Stagecoach, Norwest Advantage, or Great Plains Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------------
         INVESTMENT ADVISOR                               CUSTODIAN
--------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC           Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA           6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities    Provides safekeeping for the Funds' assets

                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                               525 Market Street
                               San Francisco, CA
                Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              TRANSFER
        ADMINISTRATOR                                           AGENT
-------------------------------------------------------------------------------------
      Wells Fargo Funds                                  Boston Financial Data
      Management, LLC                                    Services, Inc.
      525 Market St.                                     Two Heritage Dr.
      San Francisco, CA                                  Quincy, MA

      Manages the                                        Maintains records
      Funds' business                                    of shares and
      activities                                         supervises the payment
                                                         of dividends
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------
          Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                  SHAREHOLDERS
-------------------------------------------------------------------------------------

54    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor, who is responsible for the day-to-day portfolio management of the Funds. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2001, WCM managed assets aggregating in excess of $92 billion.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to Funds Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                 Tax-Free Funds Prospectus    55

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 .   As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .   Each Fund's investments are generally valued at current market prices.
    Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .   We determine the NAV of each Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .   We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will close early and will value their shares at such earlier times under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .   The Funds are open for business on each day the NYSE is open for business.
    NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments:
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

56    Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .   Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .   Institutions are usually the holders of record for Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .   Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .   Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

 .   Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds; and

 .   All purchases must be made in U.S. dollars and all checks must be drawn on
    U.S. banks.

                                                 Tax-Free Funds Prospectus    57

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .   We'll will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .   Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .   If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .   We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .   Generally,we pay redemption requests in cash,unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

58    Tax-Free Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .   You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .   In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

 .   You may make exchanges only between like share classes of non-money market funds and the Service Class shares of money market Funds.

Contact your account representative for further details.

Generally, we will notify you at least 60 days in advance of any changes in your exchange privileges.

                                                 Tax-Free Funds Prospectus    59

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income monthly and capital gains distributions, if any, at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Such distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally won't be subject to California individual income tax on distributions from the California Limited Term Tax-Free Fund or the California Tax-Free Fund to the extent such distributions are attributable to the Fund's California state and municipal tax-exempt securities, although a portion of such distributions could be subject to California AMT. Distributions of a Fund's net investment income from other sources and net short-term capital gain will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

60    Tax-Free Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds, except the Nebraska Tax Free Fund, described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The Nebraska Tax-Free Fund was created as part of the reorganization of the Great Plains Family of Funds, advised by First Commerce Investors, Inc., into Funds of the Trust. The reorganizations followed the merger of the advisors' parent companies. Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc., Norwest Advantage Funds, or Great Plains fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                   Predecessor Fund

California Limited Term Tax-Free          Stagecoach California Tax-Free Income
California Tax-Free                       Stagecoach California Tax-Free Bond
Colorado Tax-Free                         Norwest Advantage Colorado Tax-Free
Minnesota Tax-Free                        Norwest Advantage Minnesota Tax-Free
National Limited Term Tax-Free            Norwest Advantage Limited Term Tax-Free
National Tax-Free                         Norwest Advantage Tax-Free Income
Nebraska Tax-Free                         Great Plains Tax-Free Bond

                                                 Tax-Free Funds Prospectus    61

Portfolio Managers
--------------------------------------------------------------------------------

     Arthur C. Evans
     Colorado Tax-Free Fund since 2000
     National Limited Term Tax-Free Fund since 2000
     National Tax-Free Fund since 2001
     Nebraska Tax-Free Fund since 2001
     Mr. Evans joined WCM in 2000 managing public fixed-income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed-Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned a master's degree in business administration from the Fuqua School of Business, Duke University in 1990. He also earned a BA in business administration--finance from the University of Texas at Austin in 1986.

     Stephen Galiani
     California Limited Term Tax-Free Fund since 2001
     California Tax-Free Fund and its predecessor since 1997
     California Tax-Free Fund and its predecessor since 1999
     Colorado Tax-Free Fund since 2000
     National Tax-Free Fund since 2000
     Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipals with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed-Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned a BA in English from Manhattan College and an MBA from Boston University.

     Patricia D. Hovanetz, CFA
     Minnesota Tax-Free Fund and its predecessor since 1991
     National Limited Term Tax-Free Fund and its predecessor since 1999
     Nebraska Tax-Free Fund since 2001
     Ms. Hovanetz joined WCM in 1998 as a Principal with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of Director of Tax-Exempt Fixed-Income at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. Hovanetz has over 30 years experience in the municipal bond industry and manages over $400 million in municipal bond assets for the Wells Fargo Funds. She also manages other national tax-exempt assets for institutional accounts and has been a portfolio manager at NIM since 1988. Ms. Hovanetz attended St. Cloud State College and the University of Minnesota.

     Mary Jo Sebrell
     California Limited Term Tax-Free Fund since 2001
     Ms. Sebrell joined WCM in 1982 and manages public fixed-income and municipal bond mutual funds and individual municipal bond portfolios on the Tax-Exempt Fixed-Income Team. Prior to joining the firm, she held investment management-related positions at John Nuveen & Co., Crocker National Bank and Sutro & Co. She has over 25 years of investment management experience. Ms. Sebrell earned a BA in Elementary Education from Washburn University, Topeka, Kansas in 1966. She is a member of the National Federation of Municipal Analysts and has served as secretary, treasurer and program chairperson of the California Society of Municipal Analysts.

62  Tax-Free Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

                                                    Tax-Free Funds Prospectus 63

Glossary
--------------------------------------------------------------------------------

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Investment-Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Municipal Securities
Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Rating Organization ("NRSRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

64  Tax-Free Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL.

P015 (11/01)
ICA Reg. No.                                                   [LOGO]
811-09253                                             Printed on Recycled Paper

          -----------------------------------------------------
          NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
          -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO TAX-FREE FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------


                                       Arizona Tax-Free Fund

                                       National Tax-Free Fund

                                       Oregon Tax-Free Fund

                                       Class A, Class B, Class C

                                                November 1, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                               Tax-Free Funds
----------------------------------------------------------------------------------------------

Overview                                  Objectives and Principal Strategies                4
                                          Summary of Important Risks                         6
Important summary information             Performance History                                8
about the Funds.                          Summary of Expenses                               12
                                          Key Information                                   16


----------------------------------------------------------------------------------------------
The Funds                                 Arizona Tax-Free Fund                             18
                                          National Tax-Free Fund                            22
Important information about               Oregon Tax-Free Fund                              28
the individual Funds.                     General Investment Risks                          32
                                          Organization and Management
                                            of the Funds                                    36


----------------------------------------------------------------------------------------------
Your Investment                           A Choice of Share Classes                         38
                                          Reductions and Waivers of Sales Charges           41
How to open an account and                Exchanges                                         44
how to buy, sell and exchange             Your Account                                      45
Fund shares.                                How to Buy Shares                               47
                                            How to Sell Shares                              50


----------------------------------------------------------------------------------------------
Reference                                 Additional Services and
                                            Other Information                               52
Additional information and term           Table of Predecessors                             54
definitions.                              Portfolio Managers                                55
                                          Glossary                                          56


Tax-Free Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print are defined in the glossary.

--------------------------------------------------------------------------------
FUND                        OBJECTIVE
--------------------------------------------------------------------------------


Arizona Tax-Free Fund       Seeks current income exempt from federal income
                            tax and Arizona individual income tax.


National Tax-Free Fund      Seeks current income exempt from federal income tax.


Oregon Tax-Free Fund        Seeks current income exempt from federal income tax
                            and Oregon individual income tax.


4 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest substantially all of the Fund's assets in investment-grade Arizona municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.


We invest substantially all of the Fund's assets in investment-grade municipal securities with average maturities between 10 and 20 years.


We invest substantially all of the Fund's assets in investment-grade Oregon municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

                                                     Tax-Free Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund descriptions later in this Prospectus;

 .    under the "General Investment Risks"section beginning on page 32; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax ("AMT"), some income earned by Fund investments may be subject to such taxes.

The Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

The Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended ("1940 Act"). Also, the majority of the issuers of the securities in a Fund's portfolio, except for the National Tax-Free Fund, are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The National Tax-Free Fund is considered to be diversified. All other funds in this Prospectus are considered to be non-diversified.

6 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
FUND                                 SPECIFIC RISKS
--------------------------------------------------------------------------------

Arizona Tax-Free Fund                Since we invest heavily in Arizona
                                     municipal securities, events in Arizona are likely to affect the Fund's investments.
                                     The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities.
                                     Under its Constitution, Arizona is not
                                     permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment.

National Tax-Free Fund               The Fund is primarily subject to the risks
                                     described in the Common Risks section
                                     above. The Fund may from time to time
                                     focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in the state or region.

Oregon Tax-Free Fund                 Since we invest heavily in Oregon municipal
                                     securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and state tax revenues, derived principally from corporate and individual income taxes, are particularly sensitive to economic recessions.

                                                     Tax-Free Funds Prospectus 7

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index. Please remember that past performance is no guarantee of future results.


Arizona Tax-Free Fund Class A Calendar Year Returns (%)*

    [GRAPH]

'93         10.55
'94         -3.30
'95         13.69
'96          3.44
'97          8.70
'98          5.02
'99         -6.60
'00         13.74

Best Qtr.: Q1 '95 . 5.51%              Worst Qtr.: Q1 '94 . -3.71%


* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 6.44%.

Average annual total return (%)/1/

                                                                    Since
for the period ended 12/31/00            1 year     5 years       Inception

Class A (Incept. 3/2/92)                  8.62        3.68          5.23
Class B (Incept. 9/6/96)/2/               7.74        3.32          4.76
LB Muni Index/3/                         11.68        5.84          6.90

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

8 Tax-Free Funds Prospectus

National Tax-Free Fund Class A Calendar Year Returns (%)*

   [GRAPH]
'91      9.41
'92      7.33
'93      9.48
'94     -4.86
'95     16.87
'96      4.74
'97     10.26
'98      6.44
'99     -5.38
'00     12.80

Best Qtr.: Q1 '95 . 5.85%             Worst Qtr.: Q1 '94 . -5.50%


* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 5.88%.

Average annual total return (%)/1/

for the period ended 12/31/00            1 year      5 years      10 years
Class A (Incept. 8/1/89)                   7.72        4.61         6.00

Class B (Incept. 8/6/93)/2/                6.96        4.46         5.72

Class C (Incept. 11/8/99)/2/              10.96        4.79         5.72

LB Muni Index/3/                          11.68        5.84         7.32

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

                                                     Tax-Free Funds Prospectus 9

Performance History
--------------------------------------------------------------------------------

Oregon Tax-Free Fund Class A Calendar Year Returns (%)*

     [GRAPH]

'91         10.57
'92          8.03
'93         12.38
'94         -6.49
'95         15.84
'96          3.30
'97          8.60
'98          5.44
'99         -5.99
'00         11.53


Best Qtr.: Q1 '95 . 6.90%             Worst Qtr.: Q1 '94 . -5.31%


* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2001 was 6.48%.

Average annual total return (%)/1/
for the period ended 12/31/00             1 year     5 years     10 years

Class A (Incept. 6/1/88)                   6.51        3.45        5.59

Class B (Incept. 9/6/96)/2/                5.57        3.15        5.25

LB Muni Index/3/                          11.68        5.84        7.32

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

10 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Tax-Free Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                             All Funds   All Funds   All Funds
                                                                              Class A     Class B     Class C
--------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                             4.50%      None        None

Maximum deferred sales charge (load) (as a percentage of the lower
of the NAV at purchase or the NAV at redemption)                                 None/1/   5.00%       1.00%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                    Arizona Tax-Free Fund
                                               ---------------------------------
                                                   CLASS A         CLASS B
--------------------------------------------------------------------------------
Management Fees                                     0.40%           0.40%
Distribution (12b-1) Fees                           0.00%           0.75%
Other Expenses/2/                                   1.24%           1.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                1.64%           2.36%
--------------------------------------------------------------------------------
Fee Waivers                                         0.87%           0.84%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                     0.77%           1.52%
--------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/3/ The advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

12 Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          National Tax-Free Fund                Oregon Tax-Free Fund
--------------------------------------------------------------------------------
    CLASS A      CLASS B      CLASS C           CLASS A      CLASS B
--------------------------------------------------------------------------------
       0.40%        0.40%        0.40%             0.40%        0.40%
       0.00%        0.75%        0.75%             0.00%        0.75%
       0.55%        0.56%        0.52%             0.86%        0.87%
--------------------------------------------------------------------------------
       0.95%        1.71%        1.67%             1.26%        2.02%
--------------------------------------------------------------------------------
       0.15%        0.16%        0.12%             0.49%        0.50%
--------------------------------------------------------------------------------
       0.80%        1.55%        1.55%             0.77%        1.52%
--------------------------------------------------------------------------------

                                                    Tax-Free Funds Prospectus 13

Tax-Free Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                             Arizona Tax-Free Fund
                                         -----------------------------
                                           CLASS A           CLASS B
--------------------------------------------------------------------------------
 1 YEAR                                     $  525            $  655
 3 YEARS                                    $  863            $  956
 5 YEARS                                    $1,223            $1,384
10 YEARS                                    $2,236            $2,367
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                             Arizona Tax-Free Fund
                                         -----------------------------
                                           CLASS A           CLASS B
--------------------------------------------------------------------------------
 1 YEAR                                     $  525            $  155
 3 YEARS                                    $  863            $  656
 5 YEARS                                    $1,223            $1,184
10 YEARS                                    $2,236            $2,367
--------------------------------------------------------------------------------

14 Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           National Tax-Free Fund                      Oregon Tax-Free Fund
--------------------------------------------------------------------------------
  CLASS A         CLASS B         CLASS C            CLASS A         CLASS B
--------------------------------------------------------------------------------
   $  528          $  658          $  258             $  525          $  655
   $  725          $  823          $  515             $  785          $  885
   $  938          $1,113          $  896             $1,066          $1,242
   $1,551          $1,710          $1,966             $1,863          $2,019
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           National Tax-Free Fund                      Oregon Tax-Free Fund
--------------------------------------------------------------------------------
  CLASS A         CLASS B         CLASS C            CLASS A         CLASS B
--------------------------------------------------------------------------------
   $  528          $  158          $  158             $  525          $  155
   $  725          $  523          $  515             $  785          $  585
   $  938          $  913          $  896             $1,066          $1,042
   $1,551          $1,710          $1,966             $1,863          $2,019
--------------------------------------------------------------------------------

                                                    Tax-Free Funds Prospectus 15

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor. "We" may also refer to the Funds' other service providers."You" means the shareholder or potential investor.

--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;

 .  how we intend to invest your money;and

 . what makes the Fund different from the other Funds offered in this Prospectus.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print are defined in the Glossary.

16 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The Arizona Tax-Free Fund seeks current income exempt from federal income tax and Arizona individual income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade Arizona municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Arizona individual income tax;

 .    up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by nationally recognized statistical rating organizations ("NRSROs"), and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

18    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment. We may invest 25% or more of our total assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Arizona municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    19

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                              CLASS A SHARES--COMMENCED
                                                              ON MARCH 2, 1992
                                                              ---------------------------------------------------------------
                                                              June 30,     June 30,       June 30,      June 30,      Mar. 31,
For the period ended:                                           2001         2000           1999          1998/2/       1998
                                                              ---------------------------------------------------------------
Net asset value, beginning of period                            $9.76        $10.22        $10.79        $10.77        $10.44

Income from investment operations:
   Net investment income (loss)                                  0.52          0.47          0.46          0.12          0.46
   Net realized and unrealized gain (loss)
     on investments                                              0.60         (0.44)        (0.38)         0.02          0.53

Total from investment operations                                 1.12          0.03          0.08          0.14          0.99

Less distributions:
   Dividends from net investment income                         (0.52)        (0.47)        (0.46)        (0.12)        (0.46)
   Distributions from net realized gain                         (0.00)        (0.02)        (0.19)         0.00         (0.20)

Total from distributions                                        (0.52)        (0.49)        (0.65)        (0.12)        (0.66)

Net asset value, end of period                                 $10.36         $9.76        $10.22        $10.79        $10.77

Total return/1/                                                $11.66%         0.52%         0.66%         1.27%         9.67%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $6,230        $3,939        $5,219        $5,383        $5,467

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                       0.51%         0.73%         0.77%         0.73%         0.64%
   Ratio of net investment income (loss) to
     average net assets                                          5.04%         4.89%         4.28%         4.31%         4.32%

Portfolio turnover                                                 27%           32%           56%           14%          127%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/5/           1.51%         1.21%         1.61%         1.68%         1.77%
-----------------------------------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/  The Fund changed its fiscal year-end from March 31 to June 30.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/  The Fund changed investment advisor during this fiscal year.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20 Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                 CLASS B SHARES--COMMENCED
                                 ON SEPTEMBER 6, 1996
-----------------------------------------------------------------------------------------------------------------------------
       Mar. 31,      Sept. 30,     June 30,      June 30,     June 30,      June 30,     March 31,     March 31,    Sept. 30,
       1997 /3/      1996 /4/        2001          2000         1999        1998 /2/       1998        1997 /3/      1996 /4/
-----------------------------------------------------------------------------------------------------------------------------
        $10.45        $10.71         $9.41         $9.86        $10.40        $10.39        $10.07      $10.07     $10.00


          0.24          0.48          0.42          0.39          0.37          0.09          0.37        0.11       0.01

         (0.01)        (0.09)         0.59         (0.43)        (0.35)         0.01          0.51       (0.00)      0.07

          0.23          0.39          1.01         (0.04)         0.02          0.10          0.88        0.11       0.08


         (0.24)        (0.48)        (0.42)        (0.39)        (0.37)        (0.09)        (0.37)      (0.11)     (0.01)
          0.00         (0.17)         0.00         (0.02)        (0.19)         0.00         (0.19)       0.00       0.00

         (0.24)        (0.65)        (0.42)        (0.41)        (0.56)        (0.09)        (0.56)      (0.11)     (0.01)

        $10.44        $10.45        $10.00         $9.41         $9.86        $10.40        $10.39      $10.07     $10.07

          2.18%         3.60%        10.95%        (0.29%)        0.00%         1.00%         8.90%       1.90%      0.76%

        $5,744        $7,331        $5,229        $2,592        $1,582        $1,683        $1,546        $182        $20

          0.60%         0.78%         1.26%         1.46%         1.49%         1.45%         1.37%       1.30%      1.16%

          4.54%         4.45%         4.27%         4.15%         3.57%         3.59%         3.49%       3.83%      3.59%

            77%           42%           27%           32%           56%           14%          127%         77%        42%

          1.58%         1.46%         2.19%         1.99%         2.95%         2.62%         3.26%       2.96%      1.81%
-------------------------------------------------------------------------------------------------------------------------

                                                    Tax-Free Funds Prospectus 21

National Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Fund seeks current income exempt from federal income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade municipal securities. We invest at least 80% of the Fund's assets in municipal securities paying interest exempt from federal income tax, including federal AMT.

The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income taxes;

 .    up to 20% of the Fund's assets in securities with income subject to federal income tax, including federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRSROs, and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility.

The Fund is primarily subject to the risks described in the Common Risks section above. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in the state or region.

We may invest 25% or more of our total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

22 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 23

National Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                            CLASS A SHARES--COMMENCED
                                                            ON AUGUST 1, 1989
                                                            ------------------------------------------------------------
                                                            June 30,           June 30,         June 30,     May 31,
For the period ended:                                         2001               2000             1999/3/     1999
                                                            ------------------------------------------------------------
Net asset value, beginning of period                            $  9.72        $ 10.22        $ 10.44        $ 10.54

Income from investment operations:
     Net investment income (loss)                                  0.54           0.54           0.04           0.52
     Net realized and unrealized gain (loss)
        on investments                                             0.49          (0.50)         (0.22)         (0.10)

Total from investment operations                                   1.03           0.04          (0.18)          0.42

Less distributions:
     Dividends from net investment income                         (0.54)         (0.53)         (0.04)         (0.51)
     Distributions from net realized gain                          0.00          (0.01)          0.00          (0.01)

Total from distributions                                          (0.54)         (0.54)         (0.04)         (0.52)

Net asset value, end of period                                  $ 10.21          $9.72        $ 10.22         $10.44

Total return/1/                                                   10.90%          0.50%         (1.69%)         4.04%

Ratios/supplemental data:
     Net assets, end of period (000s)                           $77,223        $64,859        $41,881        $43,388

Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                       0.80%          0.75%          0.60%          0.60%
     Ratio of net investment income (loss) to
        average net assets                                         5.33%          5.48%          5.10%          4.81%

Portfolio turnover                                                   27%            79%            18%           106%

Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses (annualized)/2/                    0.96%          0.95%          1.02%          0.98%
-----------------------------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.

24 Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


                            ----------------------------
                              CLASS B SHARES--COMMENCED
                              ON AUGUST 6, 1993
----------------------------------------------------------------------------------------------------------------
 May 31,         May 31,       June 30,        June 30,      June 30,      May 31,        May 31,        May 31,
  1998            1997           2001           2000          1999/3/        1999          1998           1997
----------------------------------------------------------------------------------------------------------------
$ 10.05        $  9.78        $  9.72        $ 10.22        $ 10.44        $ 10.54        $ 10.05        $ 9.78


   0.53           0.54           0.46           0.46           0.04           0.44           0.46          0.46

   0.49           0.27           0.49          (0.50)         (0.22)         (0.10)          0.48          0.27

   1.02           0.81           0.95          (0.04)         (0.18)          0.34           0.94          0.73


  (0.53)         (0.54)         (0.46)         (0.45)         (0.04)         (0.43)         (0.45)        (0.46)
   0.00           0.00           0.00          (0.01)          0.00          (0.01)          0.00          0.00

  (0.53)         (0.54)         (0.46)         (0.46)         (0.04)         (0.44)         (0.45)        (0.46)

$ 10.54        $ 10.05        $ 10.21        $  9.72        $ 10.22        $ 10.44        $ 10.54        $10.05

  10.33%          8.43%         10.07%         (0.24%)        (1.76%)         3.26%          9.52%         7.63%


$35,121        $29,217        $28,271        $18,367        $17,878        $17,973        $11,070        $7,329



   0.60%          0.50%          1.55%          1.48%          1.35%          1.35%          1.35%         1.26%

   5.09%          5.41%          4.56%          4.72%          4.34%          4.05%          4.31%         4.64%


    143%           152%            27%            79%            18%           106%           143%          152%


   0.99%          1.06%          1.72%          1.78%          2.11%          2.01%          2.05%         2.15%
----------------------------------------------------------------------------------------------------------------

                                                 Tax-Free Funds Prospectus    25

National Tax-Free Fund                                    Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                          CLASS C SHARES--COMMENCED
                                                          ON NOVEMBER 8, 1999
                                                          ---------------------------
                                                               June 30,      June 30,
For the period ended:                                             2001         2000
-------------------------------------------------------------------------------------
Net asset value, beginning of period                             $9.73         $9.79

Income from investment operations:
     Net investment income (loss)                                 0.46          0.30
     Net realized and unrealized gain (loss)
       on investments                                             0.48         (0.06)

Total from investment operations                                  0.94          0.24

Less distributions:
     Dividends from net investment income                        (0.46)        (0.30)
     Distributions from net realized gain                         0.00          0.00

Total from distributions                                         (0.46)        (0.30)

Net asset value, end of period                                  $10.21         $9.73

Total return/1/                                                   9.96%         2.50%

Ratios/supplemental data:
     Net assets, end of period (000s)                           $9,319        $5,572

Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                      1.55%         1.55%
     Ratio of net investment income (loss) to
       average net assets                                         4.55%         4.75%


Portfolio turnover                                                  27%           79%

Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/2/                    1.73%         1.68%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:            Stephen Galiani
--------------------------------------------------------------------------------

Investment Objective
The Oregon Tax-Free Fund seeks a high level of current income exempt from federal income tax and Oregon individual income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade Oregon municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Oregon individual income tax;

 .    up to 20% of the Fund's assets in securities with income subject to federal income taxes, including federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRSROs, and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

28 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and State tax revenues, derived principally from corporate and individual income taxes, are particularly sensitive to economic recessions. In addition, we may invest 25% or more of our total assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Oregon municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 29

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            CLASS A SHARES--COMMENCED
                                                            ON JUNE 1, 1988
                                                      -----------------------------------------------------------------------------
                                                            June 30,       June 30,       June 30,       June 30,       March 31,
For the period ended:                                         2001           2000           1999          1998/2/         1998
                                                      -----------------------------------------------------------------------------
Net asset value, beginning of period                         $ 15.22        $ 16.10        $ 16.82        $ 16.81        $ 16.29

Income from investment operations:
   Net investment income (loss)                                 0.78           0.77           0.75           0.18           0.76
   Net realized and unrealized gain (loss)
     on investments                                             0.83          (0.86)         (0.47)          0.01           0.81

Total from investment operations                                1.61          (0.09)          0.28           0.19           1.57

Less distributions:
   Dividends from net investment income                        (0.78)         (0.77)         (0.75)         (0.18)         (0.76)
   Dividends from net realized capital gain                    (0.00)         (0.02)         (0.25)          0.00          (0.29)

Total from distributions                                       (0.78)         (0.79)         (1.00)         (0.18)         (1.05)

Net asset value, end of period                               $ 16.05        $ 15.22        $ 16.10        $ 16.82        $ 16.81

Total return/1/                                                10.77%         (0.45%)         1.57%          1.16%          9.81%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $23,072        $21,424        $24,924        $27,665        $27,837

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.77%          0.73%          0.67%          0.67%          0.62%
   Ratio of net investment income (loss) to
     average net assets                                         4.91%          5.02%          4.44%          4.41%          4.54%

Portfolio turnover                                                43%            51%            54%            24%            82%

Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses (annualized)/5/                 1.11%          1.21%          1.32%          1.29%          1.36%
-----------------------------------------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/  The Fund changed its fiscal year-end from March 31 to June 30.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/  The Fund changed Investment Advisors.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30 Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------------
                                      CLASS B SHARES--COMMENCED
                                      ON SEPTEMBER 6,   1996
---------------------------------------------------------------------------------------------------------------------------------
       March 31,      Sept. 30,      June 30,      June 30,      June 30,       June 30,     March 31,    March 31,  Sept. 30
         1997/3/        1996/4/        2001          2000          1999           1998/2/       1998       1997/3/     1996
---------------------------------------------------------------------------------------------------------------------------------
       $ 16.42        $ 16.38        $  9.33        $ 9.86         $ 10.31       $10.30        $10.00      $10.07     $10.00


          0.37           0.79           0.40          0.40           0.37          0.09          0.39        0.17       0.00

         (0.10)          0.04           0.50         (0.52)         (0.29)         0.01          0.47       (0.05)      0.07

          0.27           0.83           0.90         (0.12)          0.08          0.10          0.86        0.12       0.07


         (0.37)         (0.79)         (0.40)        (0.40)         (0.37)        (0.09)        (0.39)      (0.17)      0.00
         (0.03)          0.00           0.00         (0.01)         (0.16)         0.00         (0.17)      (0.02)      0.00

         (0.40)         (0.79)         (0.40)        (0.41)         (0.53)        (0.09)        (0.56)      (0.19)      0.00

       $ 16.29        $ 16.42        $  9.83        $ 9.33        $  9.86        $10.31        $10.30      $10.00     $10.07

          1.65%          5.03%          9.84%        (1.13%)         0.63%         0.98%         8.77%       1.17%      0.70%


       $30,635        $33,676        $12,733        $9,657        $10,095        $5,956        $3,762      $  287     $    0


          0.60%          0.85%          1.52%         1.51%          1.51%         1.51%         1.43%       1.30%      0.00%

          4.52%          4.87%          4.15%         4.24%          3.59%         3.48%         3.56%       3.23%      1.83%

            90%            27%            43%           51%            54%           24%           82%         90%        27%


          1.31%          1.15%          1.84%         1.96%          2.14%         2.10%         2.39%       2.15%      0.00%
---------------------------------------------------------------------------------------------------------------------------------

                                                    Tax-Free Funds Prospectus 31

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund,by itself,does not constitute a complete investment plan.

 .    Each Fund may continue to hold debt instruments that cease to be rated by a
     NRSRO or whose ratings fall below the levels generally permitted for such Fund, provided the sub-adviser deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment-grade securities.

 .    The Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds invest in various derivative instruments.The term
     "derivatives"covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

32 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because of the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                    Tax-Free Funds Prospectus 33

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                                   ARIZONA    NATIONAL    OREGON
                                                                                                   TAX-FREE   TAX-FREE   TAX-FREE

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                 PRINCIPAL RISK(S)
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                           Leverage Risk                      X          X          X
purposes (e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either            Interest Rate and                  X          X          X
on a schedule or when an index or benchmark changes.                Credit Risk

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery at a later date or           Interest Rate, Leverage,           X          X          X
bought or sold for a fixed price at a fixed date.                   Credit and Experience Risk

High Yield Securities
Debt securities of lower quality that produce generally             Interest Rate
higher rates of return. These securities, sometimes referred        and Credit Risk
to as "junk bonds," tend to be more sensitive to economic
conditions, more volatile, and less liquid, and are subject
to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed of in the              Liquidity Risk
ordinary course of business within seven days at the value                                             X          X          X
determined by the Fund. Limited to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and          Credit, Counter-Party
financial institutions to increase return on those securities.      and Leverage Risk                  X          X          X
Loans may be made up to 1940 Act limits (currently one-third of total assets including the value of the collateral received).

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided fractional interests             Interest Rate, Credit,
in pools of consumer loans, such as mortgage loans,                 Prepayment and                     X          X          X
car loans, credit card debt or receivables held in trust.           Experience Risk

34 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------


                                                                                                   ARIZONA    NATIONAL    OREGON
                                                                                                   TAX-FREE   TAX-FREE   TAX-FREE

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                 PRINCIPAL RISK(S)
-----------------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds
Investments by the Fund in shares of other mutual funds,            Market Risk
which will cause Fund shareholders to bear a pro rata                                                  X          X          X
portion of the other fund's expenses, in addition to the
expenses paid by the Fund.

Private Activity Bonds
Bonds that pay interest subject to the federal alternative          Interest Rate, Credit              X          X          X
minimum tax. Limited to 20% of net assets.                          and Experience Risk

Repurchase Agreements
A transaction in which the seller of a security agrees to           Credit and
buy back a security at an agreed upon time and price,               Counter-Party Risk                 X          X          X
usually with interest.

                                                    Tax-Free Funds Prospectus 35

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 54 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------------------
                                      BOARD OF TRUSTEES
-------------------------------------------------------------------------------------------------
                                Supervises the Funds' activities
-------------------------------------------------------------------------------------------------
                   INVESTMENT ADVISOR                       CUSTODIAN
-------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                   Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                   6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities            Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                  INVESTMENT SUB-ADVISOR
-------------------------------------------------------------------------------------------------
                           Wells Capital Management Incorporated
                            525 Market St., San Francisco, CA
                      Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                             SHAREHOLDER
                                     TRANSFER                                 SERVICING
    ADMINISTRATOR                     AGENT                                    AGENTS
-------------------------------------------------------------------------------------------------
   Wells Fargo Funds             Boston Financial Data                      Various Agents
   Management, LLC               Services, Inc.
   525 Market St.                Two Heritage Dr.
   San Francisco, CA             Quincy, MA

   Manages the Funds'            Maintains records of                       Provide services to
   business activities           shares and supervises                      customers
                                 the payment of dividends
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------------------
                Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                        SHAREHOLDERS
-------------------------------------------------------------------------------------------------

36 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors, who are responsible for the day-to-day portfolio management of the Funds. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2001 WCM managed assets aggregating in excess of $92 billion.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                    Tax-Free Funds Prospectus 37

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    Class A Shares--with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 .    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

 .    Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase,and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are available for the National Tax-Free Fund only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the Net Asset Value ("NAV") plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

38 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

    AMOUNT OF                        FRONT-END SALES          FRONT-END SALES
     PURCHASE                        CHARGE AS % OF          CHARGE AS % OF NET
                                  PUBLIC OFFERING PRICE       AMOUNT INVESTED

Less than $50,000                        4.50%                     4.71%

$50,000 to $99,999                       4.00%                     4.17%

$100,000 to $249,999                     3.50%                     3.63%

$250,000 to $499,999                     2.50%                     2.56%

$500,000 to $999,999                     2.00%                     2.04%

$1,000,000 and over1                     0.00%                     0.00%

1 We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
   CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN      1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
CDSC                   5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%     A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                    Tax-Free Funds Prospectus 39

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN            1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                         5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:


--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED
PRIOR TO MARCH 3, 1997, HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN            1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                         3.00%    2.00%     1.00%     1.00%     0.00%     0.00%     A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
   CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999, HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN            1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                         3.00%    2.00%     2.00%     1.00%     0.00%     0.00%     A Shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

40 Tax-Free Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

 .    You pay no sales charges on Fund shares you buy with reinvested distributions.

 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 .    By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds classes, in which you have already paid a front-end load, in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 .    You pay no sales charges on Fund shares purchased with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to purchases made by:

 .    a family unit, including children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or

 .    the members of a "qualified group, "which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

                                                    Tax-Free Funds Prospectus 41

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers

 .    You pay no CDSC on Fund shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 701/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class B share CDSC for withdrawals made by former Norwest
     Advantage Funds shareholders in certain qualified accounts up to certain limits (See the Statement of Additional Information for further details).

 .    We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all the following circumstances:

 .    withdrawals are made by participating in the Systematic Withdrawal Plan;

 .    withdrawals may not exceed 10% of your fund assets (including "free"shares)
     annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .    you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .    Current and retired employees, directors/trustees and officers of:

     .    Wells Fargo Funds (including any predecessor funds);

     .    Wells Fargo & Company and its affiliates;

 .    and the family members of any of the above.

 .    Current employees of:

     .    Stephens Inc. and its affiliates; and

     .    broker-dealers who act as selling agents;

 .    and immediate family members (spouse,sibling,parent or child) of any of the above. Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

42 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

   FUND                                            CLASS B            CLASS C

   Arizona Tax-Free Fund                            0.75%               N/A

   National Tax-Free Fund                           0.75%              0.75%

   Oregon Tax-Free Fund                             0.75%               N/A

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                    Tax-Free Funds Prospectus 43

Exchanges
-------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the Prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for tax purposes.

     . If you are making an initial investment into a new Fund through an exchange,you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . You may exchange Class B shares of any Fund for Money Market Fund Class B shares.Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

     . Exchanges may be made between like share classes.Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

44 Tax-Free Funds Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Funds' shares each business days of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.


     . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     You Can Buy Fund Shares

     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

                                                    Tax-Free Funds Prospectus 45

Your Account
--------------------------------------------------------------------------------

     Minimum Investments

     .    $1,000 per Fund minimum initial investment; or

     .    $100 per Fund if you use the Systematic Purchase Program; and

     .    $100 per Fund for all investments after your initial investment.

          We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

     Small Account Redemptions
     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please contact your selling agent for further details.

46 Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

-------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------
 . Complete a Wells Fargo Funds Application.Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo National Tax-Free Fund, Class A." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

 . All purchases must be made in U.S.dollars and checks must be drawn on U.S.banks.
 . You may start your account with $100 if you elect the Systematic Purchase Plan option on the Application.

 .  Mail to: Wells Fargo Funds         Overnight Mail Only: Wells Fargo Funds
             P.O. Box 8266                                  ATTN: CCSU-Boston Financial
             Boston, MA 02266-8266                          66 Brooks Drive
                                                            Braintree, MA 02184

-------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------
 . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .  Enclose the payment stub/card from your statement if available.

 .  Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

                                                    Tax-Free Funds Prospectus 47

Your Account
-------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------
 . You must first call Investor Services at 1-800-222-8222,option 0 to notify them of an incoming wire trade.

 . If you do not currently have an account,complete a Wells Fargo Funds Application.You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .  All purchases must be made with U.S.dollars.

 . Mail the completed Application.Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .  Overnight Application to: Wells Fargo Funds
                              ATTN: CCSU-Boston Financial
                              66 Brooks Drive
                              Braintree, MA 02184

 .  Wire money to:            State Street Bank & Trust            Attention:
                              Boston, MA                           Wells Fargo Funds (Name
                                                                   of Fund and Share Class)
                              Bank Routing Number:
                              ABA 011 000028                       Account Name:
                                                                   (Registration Name
                              Wire Purchase Account Number:        Indicated on Application)
                              9905-437-1

-------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------
 . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .  Wire money to:            State Street Bank & Trust            Attention:
                              Boston, MA                           Wells Fargo Funds (Name
                                                                   of Fund Account Number
                              Bank Routing Number:                 and Share Class)
                              ABA 011 000028
                                                                   Account Name:
                              Wire Purchase Account Number:        (Registration Name
                                                                   Indicated on Account)

48 Tax-Free Funds Prospectus

                                                               How to Buy Shares
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     BY PHONE
-------------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------
     . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

     . Call Investor Services at 1-800-222-8222,option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response Service to either :

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account .

-------------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------
     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response Service to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

                                                    Tax-Free Funds Prospectus 49

Your Account
-------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
 .    Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full
     Redemption").

 .    Make sure all the account owners sign the request exactly as their names appear on the account application.

 .    You may request that redemption proceeds be sent to you by check,by
     ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Signature Guarantees are required for mailed redemption requests over
     $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .    Mail to:     Wells Fargo Funds
                  P.O. Box 8266
                  Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor
     Service Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.


 .    Unless you have instructed us otherwise,only one account owner needs to call in redemption requests.

 .    You may request that redemption proceeds be sent to you by check,by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

50 Tax-Free Funds Prospectus

                                                             How to Sell Shares
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .    Your redemptions are net of any applicable CDSC.

 .    If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program, have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders .

 .    Generally,we pay redemption requests in cash,unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value .

                                                    Tax-Free Funds Prospectus 51

Additional Services and Other Information
-------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

 . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested;and

   .  may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We automatically cancel your program if the linked bank account you specified is closed.

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income monthly and capital gains distributions, if any, at least annually.

We offer the following distribution options:

 .   Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .   Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .   Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

 .   Directed Distribution Purchase Option--Lets you buy shares of a different
    Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the

52    Tax-Free Funds Prospectus

-------------------------------------------------------------------------------

          distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

       Remember, distributions have the effect of reducing NAV per share by the amount distributed.

       Taxes
       The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

       We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Such distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. Distributions of a Fund's net investment income from other sources and net short-term capital gain will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

       Taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the income tax status of your distributions for the year.

       If you buy Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

       Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

       Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

                                                    Tax-Free Funds Prospectus 53

Table of Predecessors
-------------------------------------------------------------------------------

       The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

       Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

       Wells Fargo Funds Trust                 Predecessor Fund

       Arizona Tax-Free                        Stagecoach Arizona Tax-Free
       National Tax-Free                       Norwest Advantage Tax-Free Income
       Oregon Tax-Free                         Stagecoach Oregon Tax-Free

54 Tax-Free Funds Prospectus

Portfolio Managers
-------------------------------------------------------------------------------

     Arthur C. Evans
     Arizona Tax-Free Fund since 2000
     National Tax-Free Fund since 2001
     Mr. Evans joined WCM in 2000 managing public fixed-income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed-Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned a master's degree in business administration from the Fuqua School of Business, Duke University in 1990. He also earned a BA in business administration--finance from the University of Texas at Austin in 1986.

     Stephen Galiani
     Arizona Tax-Free Fund and its predecessor since 1997
     National Tax-Free Fund since 2000
     Oregon Tax-Free Fund and its predecessor since 1997
     Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipal with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed-Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned a BA in English from Manhattan College and an MBA from Boston University.

                                                    Tax-Free Funds Prospectus 55

Glossary
-------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your Investment Professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     Asset-Backed Securities
     Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

     Below Investment-Grade
     Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

     Business Day
     Any day the New York Stock Exchange is open is a business day for the Funds.

     Current Income
     Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

     Debt Securities
     Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the rights to receive interest and principal repayment have been sold separately.

     Derivatives
     Securities whose values are derived in part from the value of another security or index. An example is a stock option.

     Distributions
     Dividends and/or capital gains paid by a Fund on its shares.

     Diversified
     A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

     Duration
     A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Illiquid Security
     A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

56 Tax-Free Funds Prospectus

-------------------------------------------------------------------------------

     Investment-Grade Securities
     A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

     Liquidity
     The ability to readily sell a security at a fair price.

     Municipal Securities
     Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

     Nationally Recognized Statistical Rating Organization ("NRSRO") A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares .

     Public Offering Price ("POP")
     The NAV with the sales load added.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Signature Guarantee
     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     Taxpayer Identification Number
     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     Total Return
     The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

                                                    Tax-Free Funds Prospectus 57

Glossary
-------------------------------------------------------------------------------

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Weighted Average Maturity
     The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

58 Tax-Free Funds Prospectus

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room Washington, DC 20549-6009; or by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL


 P040 (11/01)
 ICA Reg. No.
  811-09253                                [LOGO] Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO TAX-FREE FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                         Arizona Tax-Free Fund

                                                         National Tax-Free Fund

                                                         Oregon Tax-Free Fund

                                                            November 1, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                 Tax-Free Funds
--------------------------------------------------------------------------------

Overview                           Objectives and Principal Strategies         4
Important summary information      Summary of Important Risks                  6
about the Funds.                   Performance History                         8
                                   Summary of Expenses                        12
                                   Key Information                            14

--------------------------------------------------------------------------------
The Funds                          Arizona Tax-Free Fund                      16
Important information about        National Tax-Free Fund                     20
the individual Funds.              Oregon Tax-Free Fund                       24
                                   General Investment Risks                   28
                                   Organization and Management
                                     of the Funds                             32

--------------------------------------------------------------------------------
Your Investment                    Your Account                               34
How to open an account and           How to Buy Shares                        35
how to buy, sell and exchange        How to Sell Shares                       36
Fund shares.                         How to Exchange Shares                   37

--------------------------------------------------------------------------------
References                         Other Information                          38

Additional information and term    Table of Predecessors                      39
definitions.                       Portfolio Managers                         40
                                   Glossary                                   41

Tax-Free Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print are defined in the glossary.

--------------------------------------------------------------------------------
FUND                     OBJECTIVE
--------------------------------------------------------------------------------

Arizona Tax-Free Fund    Seeks current income exempt from federal income tax and
                         Arizona individual income tax.


National Tax-Free Fund   Seeks current income exempt from federal income tax.


Oregon Tax-Free Fund     Seeks current income exempt from federal income tax and
                         Oregon individual income tax.


4 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest substantially all of the Fund's assets in investment-grade Arizona municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.


We invest substantially all of the Fund's assets in investment-grade municipal securities with average maturities between 10 and 20 years.


We invest substantially all of the Fund's assets in investment-grade Oregon municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

                                                     Tax-Free Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;

 .  under the "General Investment Risks" section beginning on page 28; and

 .  in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The Funds may invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax ("AMT"), some income earned by Fund investments may be subject to such taxes.

The Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

The Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended (the "1940 Act"). Also, the majority of the issuers of the securities in a Fund's portfolio, except the National Tax-Free Fund, are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The National Tax-Free Fund is considered to be diversified. All other Funds in this Prospectus are considered to be non-diversified.

6 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
FUND                      SPECIFIC RISKS
--------------------------------------------------------------------------------

Arizona Tax-Free Fund     Since we invest heavily in Arizona municipal
                          securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment.


National Tax-Free Fund    The Fund is primarily subject to the risks described
                          in the Common Risks section above. The Fund may from time to time focus on investments in certain states or geographic regions, and their performance could be disproportionately affected by political or demographic factors in the state or region.


Oregon Tax-Free Fund      Since we invest heavily in Oregon municipal
                          securities, events in Oregon are likely to affect the fund's investments. Oregon does not have a sales tax, and state tax revenues, derived principally from corporate and individual income taxes, are particularly sensitive to economic recessions.



                                                     Tax-Free Funds Prospectus 7

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.


      Arizona Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

    [GRAPH]

'93         10.55
'94         -3.30
'95         13.77
'96          3.66
'97          8.92
'98          5.20
'99         -6.51
'00         13.82


Best Qtr.: Q1 '95 . 5.51%              Worst Qtr.: Q1 '94 . -3.71%


* The Fund's year-to-date performance through September 30, 2001 was 6.68%.

   Average annual total return (%)

                                                                      Since
for the period ended 12/31/00                1 year      5 years    Inception

Institutional Class (Incept. 10/1/95)/1/      13.82        4.80       5.88
LB Muni Index/2/                              11.68        5.84       6.90

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A Shares, which incepted March 2, 1992.
/2/  Lehman Brothers Municipal Bond Index.

8 Tax-Free Funds Prospectus

     National Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

  [GRAPH]

'91     9.41
'92     7.33
'93     9.59
'94    -4.85
'95    16.74
'96     4.74
'97    10.26
'98     6.54
'99    -5.44
'00    13.13

Best Qtr.: Q1 '95 . 5.85%             Worst Qtr.: Q1 '94 . -5.59%


* The Fund's year-to-date performance through September 30, 2001 was 5.93%.

Average annual total return (%)
for the period ended 12/31/00                  1 year       5 years   10 years
Institutional Class (Incept. 8/2/93)/1/         13.13         5.65       6.53
LB Muni Index/2/                                11.68         5.84       7.32

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted August 1, 1989.
/2/  Lehman Brothers Municipal Bond Index.

                                                     Tax-Free Funds Prospectus 9

Performance History
--------------------------------------------------------------------------------

      Oregon Tax-Free Fund Institutional Class Calendar Year Returns (%)*/1/

     [GRAPH]

'91       10.57
'92        8.03
'93       12.38
'94       -6.49
'95       15.84
'96        3.45
'97        8.82
'98        5.51
'99       -5.87
'00       11.65

Best Qtr.: Q1 '95 . 6.90%             Worst Qtr.: Q1 '94 . -5.31%


* The Fund's year-to-date performance through September 30, 2001 was 6.62%.

Average annual total return (%)

for the period ended 12/31/00                 1 year       5 years     10 years
Institutional Class (Incept. 10/1/95)/1/       11.65         4.52         6.14
LB Muni Index/2/                               11.68         5.84         7.32

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted June 1, 1988.
/2/  Lehman Brothers Municipal Bond Index.

10 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Tax-Free Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                            All
                                                                           Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                        None

Maximum deferred sales charge (load) (as a percentage of the lower of
the NAV at purchase or the NAV at redemption)                              None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                 Arizona           National          Oregon
                                              Tax-Free Fund     Tax-Free Fund     Tax-Free Fund
-----------------------------------------------------------------------------------------------
     Management Fees                              0.40%             0.40%             0.40%
     Distribution (12b-1) Fees                    0.00%             0.00%             0.00%
     Other Expenses/1/                            0.90%             0.23%             0.79%
-----------------------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES         1.30%             0.63%             1.19%
-----------------------------------------------------------------------------------------------
     Fee Waivers                                  0.70%             0.03%             0.59%
-----------------------------------------------------------------------------------------------
     NET EXPENSES/2/                              0.60%             0.60%             0.60%
-----------------------------------------------------------------------------------------------

/1/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/2/ The advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

12 Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                              Arizona           National           Oregon
                           Tax-Free Fund     Tax-Free Fund     Tax-Free Fund
--------------------------------------------------------------------------------

   1 YEAR                     $   61            $   61             $   61
   3 YEARS                    $  343            $  199             $  319
   5 YEARS                    $  646            $  348             $  597
  10 YEARS                    $1,506            $  783             $1,391
--------------------------------------------------------------------------------

                                                    Tax-Free Funds Prospectus 13

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor."We" may also refer to the Funds' other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;

 .  how we intend to invest your money; and

 . what makes the Fund different from the other Funds offered in this Prospectus.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risk" sections. Words appearing in italicized print are defined in the Glossary.


14 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The Arizona Tax-Free Fund seeks current income exempt from federal income tax and Arizona individual income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade Arizona municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Arizona individual income tax;

 .    up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and

 .    in municipal securities rated in the four highest credit categories by nationally recognized statistical rating organizations ("NRSROs"), and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

16 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment. We may invest 25% or more of our total assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Arizona municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 28; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 17

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                INSTITUTIONAL CLASS SHARES--
                                                COMMENCED ON OCTOBER 1, 1995
                                                ------------------------------
                                                       June 30,       June 30,
For the period ended:                                    2001           2000
                                                ------------------------------
Net asset value, beginning of period                   $  9.76         $10.23

Income from investment operations:
  Net investment income (loss)                            0.53          0.49
  Net realized and unrealized gain (loss)
     on investments                                       0.61          (0.45)

Total from investment operations                          1.14          0.04

Less distributions:
  Dividends from net investment income                  (0.53)          (0.49)
  Distributions from net realized gain                    0.00          (0.02)

Total from distributions                                (0.53)          (0.51)

Net asset value, end of period                         $ 10.37         $9.76

Total return/3/                                         11.96%          0.57%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $10,533         $9,473

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                0.34%          0.59%
  Ratio of net investment income (loss) to
     average net assets                                  5.23%          5.04%

Portfolio turnover                                         27%          32%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                               1.16%          0.94%

/1/  The Fund changed its fiscal year-end from March 31 to June 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  The Fund changed its investment advisor during this fiscal year.

18 Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   June 30,        June 30,        March 31,       March 31,       Sept. 30,
     1999          1998/1/           1998          1997/2/          1996/5/
--------------------------------------------------------------------------------
    $10.79          $10.78          $10.44          $10.44          $10.71


      0.47            0.12            0.49            0.25            0.49

     (0.37)           0.01            0.54            0.00           (0.10)

      0.10            0.13            1.03            0.25            0.39


     (0.47)          (0.12)          (0.49)          (0.25)          (0.49)
     (0.19)           0.00           (0.20)           0.00           (0.17)

     (0.66)          (0.12)          (0.69)          (0.25)          (0.66)

    $10.23          $10.79          $10.78          $10.44          $10.44

      0.76%           1.19%           9.99%           2.38%           3.74%


    $9,556         $10,995         $12,029         $14,349         $15,577


      0.72%           0.68%           0.44%           0.40%           0.48%

      4.33%           4.36%           4.52%           4.73%           4.63%

        56%             14%            127%             77%             42%



      1.46%           1.55%           1.55%           1.50%           1.20%

                                                    Tax-Free Funds Prospectus 19

National Tax-Free Fund
--------------------------------------------------------------------------------

     Portfolio Managers: Stephen Galiani; Arthur C. Evans

     ---------------------------------------------------------------------------

     Investment Objective
     The National Tax-Free Fund seeks current income exempt from federal income tax.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest substantially all of the Fund's assets in investment-grade municipal securities. We invest at least 80% of the Fund's assets in municipal securities paying interest exempt from federal income tax, including federal AMT.

     The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income taxes;

     . up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, including federal AMT; and

     . in municipal securities rated in the four highest credit categories by NRSROs,and in unrated securities deemed by us to be of comparable quality.

     We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

     ---------------------------------------------------------------------------

     Important Risk Factors
     The Fund is primarily subject to the risks described in the Common Risks section above. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in the state or region.

     In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility.

     We may invest 25% or more of our total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

20 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 28; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 21

National Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   INSTITUTIONAL CLASS SHARES--
                                                   COMMENCED ON OCTOBER 1, 1996

                                                   ----------------------------
                                                         June 30,      June 30,
For the period ended:                                      2001          2000
                                                   ----------------------------
Net asset value, beginning of period                      $9.73         $10.22

Income from investment operations:
     Net investment income (loss)                          0.56           0.55
     Net realized and unrealized gain (loss)
     on investments                                        0.49          (0.49)

Total from investment operations                           1.05           0.06

Less distributions:
  Dividends from net investment income                    (0.56)         (0.54)
  Distributions from net realized gains                    0.00          (0.01)

Total from distributions                                  (0.56)         (0.55)

Net asset value, end of period                           $10.22          $9.73

Total return/1/                                           11.01%          0.73%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $300,187       $244,626

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                  0.60%          0.60%
  Ratio of net investment income (loss) to average
       net assets                                          5.53%          5.58%

Portfolio turnover                                           27%            79%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/      0.61%          0.77%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.

22 Tax-Free Funds Prospectus

                                                           Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        June 30,            May 31,             May 31,             May 31,
        1999/3/              1999                1998                1997
--------------------------------------------------------------------------------

        $10.44              $10.54              $10.06               $9.78


          0.04                0.52                0.53                0.54

         (0.22)              (0.10)               0.48                0.28

         (0.18)              (0.42)               1.01                0.82


         (0.04)              (0.51)              (0.53)              (0.54)
          0.00                0.01                0.00                0.00

         (0.04)              (0.52)              (0.53)              (0.54)

        $10.22              $10.44              $10.54              $10.06

         (1.69%)              4.04%              10.22%               8.54%


      $304,170            $311,757            $286,734            $259,861


          0.60%               0.60%               0.60%               0.50%

          5.09%               4.83%               5.09%               5.40%

            18%                106%                143%                152%


          0.95%               0.91%               0.92%               1.03%

                                                    Tax-Free Funds Prospectus 23

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:            Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective
The Oregon Tax-Free Fund seeks a high level of current income exempt from federal income tax and Oregon individual income tax.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in investment-grade Oregon municipal securities of varying maturities. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and Oregon individual income tax;

 .    up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRSROs, and in unrated securities deemed by us to be of comparable quality.

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

24 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the fund's investments. Oregon does not have a sales tax, and State tax revenues, derived principally from corporate and individual income taxes, are particularly sensitive to economic recessions. In addition, we may invest 25% or more of our total assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a discussion of the special considerations affecting Oregon municipal securities.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities that pay interest that is exempt from federal income taxes, including federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 28; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 25

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                               INSTITUTIONAL CLASS SHARES--
                                               COMMENCED ON AUGUST 1, 1995
                                             -------------------------------------------------------
                                                         June 30,          June 30,          June 30,
For the period ended:                                      2001              2000              1999
                                             -------------------------------------------------------
Net asset value, beginning of period                      $15.22            $16.10            $16.82

Income from investment operations:
  Net investment income (loss)                              0.80              0.79              0.76
  Net realized and unrealized gain (loss)
  on investments                                            0.83             (0.86)            (0.47)

Total from investment operations                            1.63             (0.07)             0.29

Less distributions:
  Dividends from net investment income                     (0.80)            (0.79)            (0.76)
  Distributions from net realized gains                     0.00             (0.02)            (0.25)

Total from distributions                                   (0.80)            (0.81)            (1.01)

Net asset value, end of period                            $16.05            $15.22            $16.10

Total return/1/                                            10.96%            (0.32)%            1.62%

Ratios/supplemental data:
  Net assets, end of period (000s)                        $3,200            $4,120            $5,903

Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                0.60%             0.61%             0.62%
     Ratio of net investment income (loss) to
       average net assets                                   5.08%             5.14%             4.49%

Portfolio turnover                                            43%               51%               54%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                                  1.11%             1.02%             1.32%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/  The Fund changed its fiscal year-end from March 31 to June 30.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursement.
/5/  The Fund changed its investment advisor during this fiscal year.

26 Tax-Free Funds Prospectus

                                                          Financial Highlights
--------------------------------------------------------------------------------
      June 30,          March 31,        March 31           Sept 30,
      1998/2/             1998           1997/3/            1996/5/
--------------------------------------------------------------------------------

      $16.81            $16.28            $16.42            $16.38


        0.19              0.79              0.39              0.72

        0.01              0.82             (0.11)             0.04

        0.20              1.61              0.28              0.76


       (0.19)            (0.79)            (0.39)            (0.72)
        0.00             (0.29)            (0.03)             0.00

       (0.19)            (1.08)            (0.42)            (0.72)

      $16.82            $16.81            $16.28            $16.42

        1.18%            10.08%             1.69%             5.13%


      $7,314            $7,635            $8,175            $8,512


        0.62%             0.43%             0.40%             0.63%

        4.46%             4.72%             4.72%             4.41%

          24%               82%               90%               27%



        1.26%             1.27%             1.24%             0.93%

                                                    Tax-Free Funds Prospectus 27

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund,including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . Each Fund may continue to hold debt instruments that cease to be rated by a NRSRO or whose ratings fall below the levels generally permitted for such Fund, provided the sub-advisor deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

 .    The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds may invest in various derivative instruments. The term
     "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

28 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that
the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because of the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks", you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                    Tax-Free Funds Prospectus 29

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                     ARIZONA    NATIONAL    OREGON
                                                                                                     TAX-FREE   TAX-FREE   TAX-FREE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                  PRINCIPAL RISK(S)
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes                   Leverage Risk                        x          x          x
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either             Interest Rate and Credit Risk        x          x          x
on a schedule or when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions                                        Interest Rate, Leverage,
Securities bought or sold for delivery at a later date or            Credit and Experience Risk           x          x          x
bought or sold for a fixed price at a fixed date.

High Yield Securities
Debt securities of lower quality that produce generally              Interest Rate and
higher rates of return. These securities, sometime referred          Credit Risk
to as "junk bonds," tend to be more sensitive to economic
conditions, more volatile and less liquid and are subject
to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed of in the               Liquidity Risk
ordinary course of business within seven days of approximately                                            x          x          x
the value determined for it by the Fund. Limited to 15%
of total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and           Credit, Counter-Party and
financial institutions to increase return on those                   Leverage Risk
securities. Loans may be made up to 1940 Act limits                                                       x          x          x
(currently one third of total assets including the
value of collateral received).

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided fractional interests in           Interest Rate, Credit,
pools of consumer loans, such as mortgage loans, car loans,          Prepayment and                       x          x          x
credit card debt, or receivables held in trust.                      Experience Risk

30 Tax-Free Funds Prospectus


                                                                                                      ARIZONA    NATIONAL    OREGON
                                                                                                      TAX-FREE   TAX-FREE   TAX-FREE
INVESTMENT PRACTICE                                                  PRINCIPAL RISK(S)
Other Mutual Funds
Investments by the Fund in shares of other mutual funds, which       Market Risk
will cause Fund shareholders to bear a pro rata portion of the                                            x          x          x
other fund's expenses, in addition to the expenses paid by the
Fund.

Private Activity Bonds
Bonds that pay interest subject to the federal alternative           Interest Rate, Credit
minimum tax. Limited to 20% of net assets.                           and Experience Risk                  x          x          x
Repurchase Agreements

A transaction in which the seller of a security agrees to            Credit and Counter-
buy back a security at an agreed upon time and price,                Party Risk                           x          x          x
usually with interest.

                                                    Tax-Free Funds Prospectus 31

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 39 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------
             INVESTMENT ADVISOR                                  CUSTODIAN
--------------------------------------------------------------------------------

Wells Fargo Funds Management, LLC                   Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                   6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities            Provides safekeeping for the Funds' assets

--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                      Wells Capital Management Incorporated
                             525 Market Street San
                                  Francisco, CA
                Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                          TRANSFER
   ADMINISTRATOR                                            AGENT
--------------------------------------------------------------------------------
   Wells Fargo Funds                                 Boston Financial Data
   Management, LLC                                   Services, Inc.
   525 Market St.                                    Two Heritage Dr.
   San Francisco, CA                                 Quincy, MA
   Manages the                                       Maintains records
   Funds' business                                   of shares and
   activities                                        supervises the payment
                                                     of dividends
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------

32 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor, who is responsible for the day-to-day portfolio management of the Funds. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2001, WCM managed assets aggregating in excess of $92 billion.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to Funds Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                    Tax-Free Funds Prospectus 33

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We determine the NAV of each Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will close early and will value their shares at such earlier times under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments:
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

34 Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record for Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds; and

 .    All purchases must be made in U.S. dollars and all checks must be drawn on
     U.S. banks.

                                                    Tax-Free Funds Prospectus 35

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

36 Tax-Free Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

 .    You may make exchanges only between like share classes of non-money market funds and the Service Class shares of money market Funds.

Contact your account representative for further details.

Generally, we will notify you at least 60 days in advance of any changes in your exchange privileges.

                                                    Tax-Free Funds Prospectus 37

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income monthly and capital gains distributions, if any, at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Such distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. Distributions of a Fund's net investment income from other sources and net short-term capital gain will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

38 Tax-Free Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganizations followed the merger of the advisors' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. fund or Norwest Advantage Funds fund as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                    Predecessor Fund

Arizona Tax-Free                           Stagecoach Arizona Tax-Free

National Tax-Free                          Norwest Advantage Tax-Free Income

Oregon Tax-Free                            Stagecoach Oregon Tax-Free


                                                    Tax-Free Funds Prospectus 39

Portfolio Managers
--------------------------------------------------------------------------------

Arthur C. Evans
Arizona Tax-Free Fund since 2000
National Tax-Free Fund since 2001
Mr. Evans joined WCM in 2000 managing public fixed-income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed-Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned a master's degree in business administration from the Fuqua School of Business, Duke University in 1990. He also earned a BA in business administration--finance from the University of Texas at Austin in 1986.

Stephen Galiani
Arizona Tax-Free Fund and its predecessor since 1997
National Tax-Free Fund since 2000
Oregon Tax-Free Fund and its predecessor since 1997
Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipals with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed-Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned a BA in English from Manhattan College and an MBA from Boston University.

40 Tax-Free Funds Prospectus

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

                                                    Tax-Free Funds Prospectus 41

Glossary
--------------------------------------------------------------------------------

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Investment-Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Municipal Securities
Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Rating Organization ("NRSRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

42 Tax-Free Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL.

P041 (11/01)
ICA Reg. No.
 811-09253                                 [LOGO] Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated November 1, 2001

                             ARIZONA TAX-FREE FUND
                     CALIFORNIA LIMITED TERM TAX-FREE FUND
                           CALIFORNIA TAX-FREE FUND
                            COLORADO TAX-FREE FUND
                            MINNESOTA TAX-FREE FUND
                      NATIONAL LIMITED TERM TAX-FREE FUND
                            NATIONAL TAX-FREE FUND
                            NEBRASKA TAX-FREE FUND
                             OREGON TAX-FREE FUND

               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Arizona Tax-Free Fund, California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, Nebraska Tax-Free Fund and Oregon Tax-Free Fund. Each Fund, except the National Tax-Free Fund and National Limited Term Tax-Free Fund, is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Arizona Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund offer Class A, Class B and Institutional Class shares. The California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Income Fund offers Class A and Institutional Class shares only. The National Limited Term Tax-Free Fund and Nebraska Tax-Free Fund offer Institutional Class shares only. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated November 1, 2001. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended June 30, 2001, are hereby incorporated by reference to the Annual Report. Copies of the Prospectuses and Annual Report may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                                                              Page
                                                                                                              ----
Historical Fund Information...................................................................................   1

Investment Policies...........................................................................................   3

Additional Permitted Investment Activities And Associated Risks...............................................   5

Special Considerations Affecting Arizona Municipal Obligations................................................  21

Special Considerations Affecting California Municipal Obligations.............................................  23

Special Considerations Affecting Colorado Municipal Obligations...............................................  29

Special Considerations Affecting Minnesota Municipal Obligations..............................................  31

Special Considerations Affecting Nebraska Municipal Obligations...............................................  33

Special Considerations Affecting Oregon Municipal Obligations.................................................  35

Management....................................................................................................  41

Determination of Net Asset Value..............................................................................  59

Additional Purchase And Redemption Information................................................................  59

Portfolio Transactions........................................................................................  61

Fund Expenses.................................................................................................  63

Income Taxes..................................................................................................  63

Capital Stock.................................................................................................  72

Other.........................................................................................................  78

Counsel.......................................................................................................  78

Independent Auditors..........................................................................................  78

Financial Information.........................................................................................  79

Appendix...................................................................................................... A-1

                          HISTORICAL FUND INFORMATION

     The Funds in this SAI, except for the Nebraska Tax-Free Fund, were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to each Fund, except for the Nebraska Tax-Free Fund. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     On May 9, 2000, the Board of Trustees of Great Plains Funds ("Great Plains") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of Great Plains' Tax-Free Bond Fund to the Trust's Nebraska Tax-Free Fund. The Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000.

     The chart below indicates the predecessor Stagecoach, Norwest and Great Plains Funds that are the accounting survivors of the Wells Fargo Funds.

-------------------------------------------------------------------------------------------------
        Wells Fargo Funds                                     Predecessor Fund
-------------------------------------------------------------------------------------------------
Arizona Tax-Free                           Stagecoach Arizona Tax-Free
-------------------------------------------------------------------------------------------------
California Limited Term Tax-Free           Stagecoach California Tax-Free Income
-------------------------------------------------------------------------------------------------
California Tax-Free                        Stagecoach California Tax-Free Bond
-------------------------------------------------------------------------------------------------
Colorado Tax-Free                          Norwest Colorado Tax-Free
-------------------------------------------------------------------------------------------------
Minnesota Tax-Free                         Norwest Minnesota Tax-Free
-------------------------------------------------------------------------------------------------
National Limited Term Tax-Free             Norwest Limited Term Tax-Free
-------------------------------------------------------------------------------------------------
National Tax-Free                          Norwest Tax-Free Income
-------------------------------------------------------------------------------------------------
Nebraska Tax-Free                          Great Plains Tax-Free Bond
-------------------------------------------------------------------------------------------------
Oregon Tax-Free                            Stagecoach Oregon Tax-Free
-------------------------------------------------------------------------------------------------

     The Arizona Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach Arizona Tax-Free Fund. The predecessor Arizona Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Arizona Intermediate Tax-Exempt Fund on March 2, 1992. On October 1, 1995, the Fund was reorganized as the Pacifica Arizona Tax-Exempt Fund, an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Arizona Tax-Exempt Fund was reorganized as the Stagecoach Arizona Tax-Free Fund.

     The California Tax-Free and California Limited Term Tax-Free Funds (sometimes referred to as the "California Funds") commenced operations on November 8, 1999, as successor to the Stagecoach California Tax-Free Bond and Stagecoach California Tax-Free Income Funds, respectively. The California Funds were originally organized as funds of Stagecoach. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland") was reorganized with and into the Stagecoach California Tax-Free Bond Fund.

     The Colorado Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Colorado Tax-Free Fund. The predecessor Norwest Fund commenced operations on June 1, 1993.

     The Minnesota Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988.

     The National Limited Term Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Limited Term Tax-Free Fund. The predecessor Norwest Fund commenced operations on October 1, 1996.

     The National Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach National Tax-Free Fund and the Norwest Tax-Free Income Fund. For accounting purposes, the Norwest Tax-Free Income predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Tax-Free Income Fund. The predecessor Norwest Tax-Free Income Fund commenced operations on August 1, 1989.

     The Nebraska Tax-Free Fund commenced operations on September 11, 2000, as successor to the Great Plains Tax-Free Bond Fund. The predecessor Great Plains Fund commenced operations on September 29, 1997 as the public successor to a common trust fund that incepted on August 31, 1989.

     The Oregon Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach Oregon Tax-Free Fund. The predecessor Oregon Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Oregon Tax-Exempt Fund on June 1, 1988. On October 1, 1995, the Fund was reorganized as the Pacifica Oregon Tax-Exempt Fund, an investment portfolio of Pacifica. On September 6, 1996, the Pacifica Oregon Tax-Exempt Fund was reorganized as the Stagecoach Oregon Tax-Free Fund.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies,
(ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (3) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (7) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     (8) invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific funds, in investments the income from which is also exempt from such state's income tax.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on interest income payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S.

banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Statistical Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for corporate income tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

     Diversification
     ---------------

     Each Fund is non-diversified, except for the National Tax-Free Fund and National Limited Term Tax-Free Fund, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Fund's will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Currency Transactions
     -----------------------------

   Funds that make foreign investments may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Fund will not enter into forward contracts for speculative purposes. A Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The Funds have no present intention to enter into currency futures or options contracts, but may do so in the future. A Fund might take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

     Foreign Government Securities
     -----------------------------

     Foreign Government Securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Adviser believes that the securities do not present risks inconsistent with the Fund's investment objective.

     Foreign Obligations
     -------------------

   Certain Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Foreign Currency Transactions. Certain Funds may enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Geographic Concentration
     ------------------------

     The Funds, except for the National Limited Term Tax-Free and the National Tax-Free Funds, invest substantially all of their assets in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

     To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations.
Payments of principal of and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

     High Yield/Junk Bonds
     ---------------------

     The Minnesota Tax-Free Fund may invest in bonds rated below "Ba" by Moody's or "BB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated less than "Ba" by Moody's or "BB" by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and

(3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, a Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, or the Distributor (as defined below).

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value ("NAV") of a Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Funds also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Municipal Bonds
     ---------------

     The Funds invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's alternative minimum taxable income. Moreover the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes
     ---------------

     The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes.
Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

     Municipal Securities
     --------------------

     Stand-by Commitments. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

     The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Adviser.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements may be viewed as a form of borrowing by a Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of a Fund's NAV per share.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

    Swaps, Caps, Floors and Collars
    -------------------------------

     A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                            SPECIAL CONSIDERATIONS
                    AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

     Under its Constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of the State are authorized under specified circumstances to issue bonds secured by revenues. The State enters into certain lease transactions that are subject to annual renewal at its option. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, to finance public projects, local governments may issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, from assessment bonds payable from special proceeds of an excise tax, or from assessment bonds payable by special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.

     There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

     The events of September 11, 2001 have created substantial uncertainty about the state of the U.S. economy. Many commentators believe the terrorist attacks either caused a national recession or exacerbated already negative economic trends. For example, an article in the September 27, 2001 edition of the Tucson Citizen quotes Tracy Clark of the Economic Outlook Center at Arizona State
University: "Now we're definitely in a two-quarter recession, probably a three-quarter recession, in my estimation."

     The continued uncertainty about world events makes the "economic tea leaves ... hard to read," according to "Tracking the Economy," an article in the
October 7, 2001 Arizona Republic whose sources included Dan Anderson, research administrator for the Arizona Department of Economic Security, and Tom Rex, research manager for the Arizona State University Center for Business Research.

     Marshall J. Vest, Director of Economic and Business Research at the University of Arizona Eller College of Business and Public Administration, published an article on the Eller College web page dated September 26, 2001 that observed:

     The recession began on September 11 at 8:45 a.m. Prior to the terrorist attacks on the World Trade Center and Pentagon, the nation's economy was precariously balanced between growth and contraction - a flat line. The consensus view at that point was that the economy would skirt a recession. Now, recession is inevitable.

However, Mr. Vest continued, "the "recession will be short and mild, similar in many respects to 1990-91." He predicted a "strong rebound" due to the addition by European banks and the

Federal Reserve Board of "huge amounts of liquidity to the world financial system," lower interest rates, and a dramatic increase in U.S. government spending.

     Regarding the Arizona economy, Mr. Vest projected declines in manufacturing employment into 2002, with total losses of 15,000; reduced migration, which would lower the demand for new housing; and slowed development of destination resorts. "Total employment statewide increases by only 33,000 next year, on an annual average basis, which compares to nearly 90,000 in both 1999 and in 2000, and only 8,500 in 1991. Unemployment will rise by two full percentage points to six percent by the middle of next year."

     Recently, the Arizona Blue Chip Forecast for September/October 2001, which is published by the Arizona State University College of Business, offered the following thoughts regarding the impact of the national economy on the State:

     As for Arizona, the way that the state is structured causes it to do considerably better than the United States as a whole during periods of expansion, and modestly better during periods of slow growth. But, while the state will not cycle down as far as the United States, it will be impacted by a national recession. Indeed, for the state as a whole, the only three periods when overall employment was flat or declining in the last 30 years have been during periods of national recession. ... The result is that, while this time around will be nowhere as onerous as the recession of 1991 when a combination of a national recession, defense cutbacks and a real estate depression rocked the state, the state would be lucky to have positive job growth. ... Keep in mind, however, that what we are going through economically is still just a recession and that the long-term outlook is still as good today as it was prior to Sept. 11. We have gotten through past economic dislocations and we will most certainly get through this one.

     Although uncertainty about current economic trends throws into doubt many recent forecasts concerning the Arizona economy, there is no question that the population of the State has doubled in less than 20 years. In the decade of the 1990's, only Nevada grew faster. The recently completed census shows that, between 1990 and 2000, the State's population grew 40% to 5,130,632 persons. Following an increase of 2.8% in 2000, population growth rates of 2.5% in both 2001 and 2002 are predicted. This means the State is expected to have 5.2 million residents in July 2002. Among Arizona counties, Maricopa County, whose county seat is Phoenix, had a population gain of about 950,000 persons, the largest gain in the State. Pima County, whose county seat is Tucson, had the second largest gain.

     The State's diversified economic base is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, at one time a major sector, plays a much smaller role in the economy. Arizona ranks number 12 among states for the proportion of jobs in high-technology. Using similar measures, Tucson ranked 22nd and Phoenix 30th among 315 metro areas, while Flagstaff ranked 20th. High tech industries include electronics, instruments, aircraft, space vehicles and communications. The Phoenix area has a large presence of electronics and semiconductor manufacturers. Tucson, sometimes referred to as Optics Valley for its strong optics cluster of entrepreneurial companies, also has a concentration in aerospace.

     The State led the nation for job creation during most of calendar year 2000. Tucson ranked first among the nation's metro areas for job creation and Metro Phoenix ranked 17th. Tucson has been growing faster than Phoenix since late 1999.

     Personal income in the State, after growing by 6.9% in 2000, was predicted to increase by 6% in 2001 and 6.2% in 2002 prior to the events that occurred on September 11, 2001.

     The State unemployment rate, 4.4% for 1999 and 3.9% for 2000, may also stay relatively low, especially in metropolitan areas. Prior to September 11, 2001, a 4.4% unemployment rate was predicted for 2001, and a 4.4% rate was predicted for 2002.

     The State is required by law to maintain a balanced budget. To achieve this objective, it has in the past utilized a combination of spending reductions and tax increases. In 2001, the State enacted legislation continuing over 10 consecutive years of tax cuts.

     Based on preliminary data presented to the Legislature on October 20, 2001 by the Joint Legislative Budget Committee, less revenue than originally predicted is now expected. Fiscal year to date collections are estimated to be $100.8 million below projections. If this shortfall holds for the entire fiscal year, some experts believe the State would end Fiscal Year 2002 with a $69.8 million deficit. The Governor's office projects a revenue deficit that could approach $1.6 billion over the next two years. Both the Governor and the Legislature have been considering budget cuts and similar reductions in government spending. There is no present expectation that taxes will be increased to offset the deficit.


                        SPECIAL CONSIDERATIONS AFFECTING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession.
Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state was faced with a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-

14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     As of May 14, 2001, California general obligation bonds were assigned ratings of "A+" from Standard & Poor's, "Aa2" from Moody's and "AA" from Fitch. These ratings reflect a downgrade by Standard & Poor's in April 2001 and a downgrade by Moody's in May 2001. Both downgrades stem largely from each ratings agency's concerns regarding the state's energy situation and its impact on the state's finances. These recent reductions on the state's credit rating, and any potential future reduction, could adversely affect the market value and marketability of all outstanding notes and bonds issued by the state, its agencies or its local governments and there can be no assurance that current ratings will be maintained in the future.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. As of June 30, 1999, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the

Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 200001 Budget Act appropriated $78.8 billion from the general fund, a 17.3 % increase over 1999-2000 and reflected the use of $5.5 billion from the SFEU available from surpluses in the prior year. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments.

     The 2001-02 Governor's Budget estimates 2001-02 general fund revenues and transfers to be about $79.4 billion, or 3.3 % higher than the revised 2000-01 estimate. This estimate assumes a slowing economy, still showing moderate growth short of a recession. The estimate also accounts for a $553 million drop in sales tax revenues as a result of the 0.25 % sales tax reduction which took effect on January 1, 2001, and will remain in effect at least until December 31, 2001. The Governor proposes $82.9 billion in expenditures, a 3.9 % increase over the revised 2000-01 estimate. The Governor proposes budget reserves in 2001-02 of $2.4 billion. Of this amount, $500 million is intended for unplanned litigation costs.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately 500 million in the 1998-1999 Fiscal Year and about $1 billion annually thereafter.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     Other Considerations

   Recent Development Regarding Energy. California has experienced difficulties with the supply and price of electricity and natural gas in much of the state since mid-2000, which are likely to continue for several years. In 1996 California deregulated the state's power markets. While the transmission and distribution of electricity remained regulated, the generation of electricity was opened up to competition. Under the deregulation scheme, utilities were prohibited from passing all wholesale power costs to consumers until 2002. Energy usage in the state has been rising sharply, but no new power generating plants have been built since the

1980's. The three major investor-owned utilities in the state ("IOUs"), Pacific Gas & Electric ("PG&E"), Edison, and San Diego Gas & Electric, have been purchasing electricity to meet their needs above their own generating capacity and contracted supplies at fluctuating short-term and spot market rates, while the retail prices they can charge their residential and small business customers have been capped at specified levels. Starting in mid-2000, power purchase costs exceeded retail charges, and the IOUs incurred substantial losses and accumulated large debts to continue to purchase power for their customers. As a result, the credit ratings of the IOUs have deteriorated, making it difficult for them to continue to purchase power. The two largest IOUs have reported they are in default in paying some of their obligations. On April 6, 2001, one of the IOUs, PG&E, filed for voluntary protection under Chapter 11 of the federal Bankruptcy Code. The bankruptcy proceedings are pending. While the bankruptcy court decides the allocation of the IOU's available cash flow and assets among its creditors, the IOU will continue operations under current management. According to news sources, on April 10, 2001, PG&E paid approximately half of the property it taxes owed to 49 California counties. PG&E reportedly has told counties it will pay the remainder of the taxes owed before June 30, 2001. There can be no assurance that such payments will be made and it is not possible to predict whether or to what extent the tax payment shortfall will result in serious financial disruptions to any of the affected counties.

     In 2001, there have been rolling electricity blackouts throughout California affecting millions of customers. The Governor declared a state of emergency under state law on January 17, 2001, and ordered the state's Department of Water Resources ("DWR") to begin purchasing electricity for resale to retail end-use customers, to fill the gap in supplies resulting from the inability of the IOUs to continue to purchase power. DWR also started to enter into long-term power supply contracts to reduce reliance on short-term and spot markets. DWR's purchases are initially being funded by advances from the state's general fund; about $1.8 billion was expended in the first six weeks and as of May 2001 a total of $6.7 billion in general fund advances have been authorized. DWR is entitled to repayment from a portion of retail end-use customer's payments, remitted through the IOUs, but these amounts will not equal the power purchase costs. In May 2001, state officials announced that the state is authorized to sell up to $13.4 billion of bonds in mid-August to help finance the state's plan to overcome the current energy shortages. Proceeds from the offering would be used to buy more electricity and to pay back the general fund for purchases already made. State officials announced that the state expected to sell about $12.5 billion of bonds, with approximately $8 billion of the bonds sold as tax-exempt securities.

     The state is intensifying programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and will come on line in 2001-03. In addition, the state is seeking longer term power supply contracts at lower costs. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.

     Natural gas prices in California have been increasing significantly as a result of nationwide price increases and limited pipeline capacity into the state. The prices nationally may remain high for some time until additional supplies are produced, as natural gas prices are not regulated. One of the state's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

     A number of additional plans are under consideration by the state legislature, including the authorization of state agencies to own, build or purchase power generation or transmission facilities and assist energy conservation efforts. The Governor is currently trying to negotiate state legislative approval for a proposal for the state to purchase transmission lines from the private energy providers. Plans are also being considered to assist the IOUs repay their debts incurred in purchasing power; these may include a state purchase of their transmission facilities, potentially funded with revenue bonds. A number of lawsuits are pending dealing with many aspects of the energy situation in California, including disputes over the rates which the California Public Utilities Commission ("PUC") may charge retail customers, financial responsibility for purchases of power by the IOUs, and various antitrust and fraud claims against energy suppliers. In May 2001 PUC approved a $5.7 billion energy rate increase that will impact approximately nine million residential, industrial and agricultural customers. PUC further acknowledged that more rate increases may be necessary unless federal regulators find a way to control the wholesale electricity market. Then, on June 18, 2001 the Federal Energy Regulatory Commission announced that it was imposing round-the-clock price limits on electricity in eleven western states, including California, effective immediately and September 30, 2002.

     The energy situation continues to be fluid and subject to many uncertainties. Further, the PG&E Bankruptcy interjects a new party, the federal Bankruptcy Court, into the making of decisions regarding future electricity costs and the role of PG&E. There can be no assurance that there will not be future disruptions in energy supplies or related developments that could adversely affect the state's and local governments' economies, and that could in turn affect state and local revenues.

     Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

     Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late 1980's and early 1990's California experienced a prolonged drought that strained the state's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998 California endured double its normal amount of rainfall and about $550 million in flood and storm damage statewide. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.


                        SPECIAL CONSIDERATIONS AFFECTING
                         COLORADO MUNICIPAL OBLIGATIONS

     Among the most significant sectors of the State's economy are services, communications, transportation, tourism, health care, high-tech, and manufacturing of durable and non-durable goods and tourism. During the mid-1980's, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

     During the 1990s, there was steady improvement in the Colorado economy: per-capita income increased approximately 60.1% from 1990 to 1999 (5.6% in 1999) and retail trade sales revenues increased approximately 100.6% from 1990 to 1999.(7.4% in 1999 and 10.7% in 2000). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 2000 the State's unemployment rate was 2.7%).

     The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.

     The Colorado economy became increasingly diversified during the 1990s, moving from an economy formerly reliant on agriculture and mining to one based on services, communications, transportation, tourism, health care and high-tech, and manufacturing. Small businesses predominate among Colorado businesses. Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.
The possible adverse effects of the terrorist attacks on September 11 and their aftermath on the Colorado economy are still unknown. It is currently anticipated that such events are likely to result in reduced tourism in the State for an indeterminate period and that other economic activity in the State may be materially adversely affected, with a corresponding reduction in sales and income tax revenues and other revenues. As mentioned below, the State has already begun to experience reduced sales and income tax revenue collections, resulting in a shortfall between tax collections and budgetary projections for the current fiscal year.

     The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and income taxes, which accounted for approximately 33.9% and 61.9%, respectively, of total General Fund net collections during fiscal year 1999 and approximately 30.5% and 65.6%, respectively, of total General Fund net collections during fiscal year 2000. The ending General Fund balance for fiscal year 1999 was approximately $345.7 million and for fiscal year 2000 was approximately $257.1 million. The state currently anticipates that General Fund revenue growth will slow significantly in the current fiscal year, from 6.3% growth in fiscal year 2001 to a projected 1.8% growth rate in fiscal year 2002. Sales and income tax revenues collections for the current fiscal year are significantly below budgetary projections, and together with an overrefund of tax revenues for the last fiscal year, as described below, these reduced collections are resulting in a budgetary shortfall currently estimated at over $350 million. The State General Assembly is currently working on measures to address this shortfall by, among other things, delaying or canceling funding for a number of highway and capital construction projects.

     The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and certain lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notes to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on October 12, 2001, was given ratings by Standard & Poors (SP-1+), Fitch (F1+), and Moody's Investor Service (MIG-1). Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.

     On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "TABOR Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The TABOR Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

     Among other provisions, the TABOR Amendment requires the establishment of emergency reserves, limits increases in district revenues and in district fiscal year spending, and requires voter approval for new taxes, tax increases or debt not meeting certain exceptions. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. The TABOR Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. District revenues in excess of the limits prescribed by the TABOR Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. Such "TABOR surpluses" for the State grew from $139 million in fiscal year 1997 to $927.2 million in fiscal year 2001, and over the past several years the State has refunded revenues in excess of applicable limits to certain taxpayers in the State in accordance with the TABOR amendment. The State refunded significantly more of the fiscal year 2000 TABOR surplus than was required by the TABOR Amendment. This overrefund, combined with reduced sales and income tax collections during the current fiscal year, has resulted in a budgetary shortfall for the current fiscal year. The State currently expects that TABOR surpluses and corresponding taxpayer refunds will decline significantly over the next several years due to a variety of recent ballot initiatives and legislative measures, as well as increased population figures and slower economic growth. The TABOR Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

     This description is not intended to constitute a complete description of all of the provisions of the TABOR Amendment. Furthermore, many provisions of the TABOR Amendment and their application are unclear. Several statutes have been enacted since the passage of the TABOR Amendment attempting to clarify the application of the TABOR Amendment with respect to certain governmental entities and activities, and numerous court decisions have been rendered interpreting certain of the TABOR Amendment's provisions. However, many provisions of the TABOR Amendment may require further legislative or judicial clarification. The future impact of the TABOR Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time.

     The financial operations and obligations of the State and local governments in Colorado may also be affected directly or indirectly by future changes in law or the interpretation of the law. In recent years, several ballot initiatives approved by voters have had a significant impact on the State's General Fund, and other ballot initiatives have been proposed which, if passed, would potentially have had a material adverse effect on development in the State and the State economy.

                             SPECIAL CONSIDERATIONS
                   AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact which would render such information inaccurate.

     Constitutional State Revenue Limitations.  Minnesota's constitutionally
     ----------------------------------------
prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

    Effect of Limitations on Ability to Pay Bonds.  There are no constitutional
    ---------------------------------------------
or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Population Trends in the State.  Minnesota resident population grew from
     ------------------------------
4,085,000 in 1980 to 4,387,000 in 1990 or, at an average annual compound rate of
 .7 percent compared to the national average at an annual compound rate of .9 percent during this period. In 2000, Minnesota's resident population was 4,919,000, reflecting an annual growth rate since 1990 of 1.2 percent.
Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of .9 percent through 2015.

     Structure of the State's Economy.  Diversity and a significant natural
     --------------------------------
resource base are two important characteristics of the State's economy.

     At an aggregate level of detail, the structure of the State's economy parallels the structure of the United States economy as a whole. For 2000, State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

     Some unique characteristics of the State's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 28.5 percent of the State's durable goods employment was concentrated in 2000, as compared to 19.0 percent for the United States as a whole.

     The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2000, 29.7 percent of the State's non-durable goods employment was concentrated in food and kindred industries, and 16.4 percent in paper and allied industries. This compares to 23.1 percent and 9.0 percent, respectively, for comparable sectors in the national economy. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

     Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.2 thousand in 2000. It is not expected that mining employment will return to 1979 levels.

     Employment Growth in the State.  In the period 1980 to 1990, overall
     ------------------------------
employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-2000 periods.

     In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s and which were more sever in Minnesota than nationwide. Between 1990 and 2000, Minnesota's non-farm employment grew 25.3 percent compared with 20.5 percent nationwide.

     Performance of the State's Economy.  Since 1980, State per capita personal
     ----------------------------------
income has been within eight percentage points of national per capita personal income. The State's per capita income has generally remained above the national average. In 2000, Minnesota per capita personal income was 108.2 percent of the national average.

     During 1999 and 2000, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 3.3 percent in 2000, as compared to the national average of 4.0 percent. In the past year Minnesota's economy has slowed considerably, with seasonally adjusted employment growing by a net of only 7,500 jobs from December, 2000 to May, 2001, or about one-fourth the growth rate of recent years. Minnesota's unemployment rate in May, 2001 was
3.9 percent, up 0.6 percent from the May, 2000, but still 0.6 percent below the U.S. average.

     Local Obligations.  The State of Minnesota has no obligation to pay any
     -----------------
bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


                             SPECIAL CONSIDERATIONS
                    AFFECTING NEBRASKA MUNICIPAL OBLIGATIONS

     The concentration of the Nebraska Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country. Nebraska's Constitution limits the debt the State may incur and sets certain restrictions on debt incurred by municipalities and political subdivisions. Accordingly, the availability of Nebraska municipal securities and the economy of the State will effect the Fund. The following is a brief summary of data and economic trends based upon information drawn from government web sites and other resources publicly available as of the date of this SAI. The Trust has not independently verified such information, but has no reason to believe that such information is inaccurate in any material respect.

     Governmental Units and Finances
     -------------------------------

     Nebraska has 93 counties, 535 incorporated municipalities and over 1,700 other political subdivisions or authorities. These include governmental units such as school districts, utility districts, the Nebraska Educational Facilities Authority, and the Nebraska Investment Finance Authority. While these various municipalities and public authorities dominantly rely on independent revenue sources, such as property taxes, these entities are not immune from State revenue short falls which lead to reductions in State aid to the entities. Furthermore, municipal securities issued by public authorities in Nebraska are not backed by the State's full faith and credit.

     Throughout the early and mid 1990s, State and local revenues, in the aggregate, increased each year at a rate sufficient to cover all increases in State and local expenditures. The ending balance in the State's general fund for fiscal year ending 2000 was $313,238,227 and the ending balance of the general fund for fiscal year ending 2001 is $234,035,691. These ending balances do not include amounts held in the State's Cash Reserve Fund. The continued increase in revenues at a level sufficient to cover current and future expenditures will depend on numerous factors, including the State's economy, property tax values, and the financial condition of each municipality or public authority issuing municipal securities.

     Generally, the municipal securities issued by the State's various governmental units have been highly regarded. Notwithstanding, certain Nebraska municipal securities contained unique risks. Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing. The Fund's success may be impacted by its ability to adequately evaluate the unique risks associated with the respective issuers.

     Economic Conditions
     -------------------

     During the mid and late 1990s, Nebraska's economy experienced consistent growth. State employment steadily increased from 880,246 in 1994 to an estimated 924,298 in 2000 with almost uniform increases in all non-farm industries. Nebraska's unemployment rate has consistently been among the lowest rates in the Nation. From 1994 through 1999, Nebraska's unemployment rate ranged from 2.6% to 3.0%. Nebraska's per capital income, while below the national average, grew from $21,168 in 1994 to $27,829 in 2000. Nebraska also experienced positive net migration and population growth in the mid and late 1990s, reversing net out migration from 1974 to 1990. Based upon Census information, Nebraska's population increased from 1,621,551 in 1994 to 1,711,263 in 2000.

     Historically, national economic downturns have had less economic impact on Nebraska than other states, while at the same time, Nebraska's economy traditionally has not grown as fast as others in periods of national economic
expansion.   During the 1990s, the Nebraska economy increasingly diversified away from being heavily dependent agriculture. Increases in manufacturing, services and finance, insurance and real estate industries have helped to more uniformly distribute Nebraska's gross state product. However, the Nebraska economy remains heavily dependent upon agriculture and may be adversely effected by the farm commodities markets, changes in federal agriculture programs, and production and weather conditions. Additionally, the diversification of the State's gross state product over the last decade may effect the Nebraska economy's response to national economic cycles.

     Nebraska's economic trends of the 1990s appear to be continuing beyond the year 2000. As of the end of 2000, Nebraska's labor force totaled 924,298 with an unemployment rate of 3.0%. Non-farm payroll jobs increased by 1.9% between
1999 and 2000.  Manufacturing jobs increased 1.4% over the same period.   These
numbers and current economic forecasts indicate that the Nebraska economy will continue to grow in the near future, but growth rates will slow due in large part to the State's tight labor market.

     As discussed above, most municipal securities owned by the fund are expected to be obligations of municipalities or other governmental units. Thus, the actual impact of the State's economy and factors that effect that State's economy on most of the municipal securities is uncertain. For example, a factor that may materially effect the State's economy may or may not also effect an individual municipality's financial condition or the municipality's ability to meet its obligations pursuant to the respective municipal securities.

                             SPECIAL CONSIDERATIONS
                     AFFECTING OREGON MUNICIPAL OBLIGATIONS

     The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     State Bonds and Revenues.  As of June 1, 2001, $2.23 billion (rounded) in
     ------------------------
general obligation bonds issued by the State of Oregon and its agencies were outstanding, including $153.55 million (rounded) in general obligation bonds supported by the budget for the State's general fund and $2.08 billion (rounded) of revenue supported general obligation bonds. The State's revenue supported general obligation bonds include $1.28 billion (rounded) of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem taxes for the payment of any of its obligations, because other revenues, including those generated by the self-supporting bonds, have been sufficient to pay debt service on these obligations.

     In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals and loan repayments. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund, or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

     Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal sources of State tax revenues are personal income and corporate income taxes. Since 1983, State revenues have improved substantially, and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.

     Oregon Economic and Revenue Forecast.  A quarterly Economic and Revenue
     ------------------------------------
Forecast is prepared by the Office of Economic Analysis (referred to herein as "OEA") of the Oregon Department of Administrative Services. A complete copy of the State's most recent quarterly Economic and Revenue Forecast is posted at the Oregon Department of Administrative Services' web site, www.oea.das.state.or.us, when publicly released. The following is a summary of certain portions of the materials contained in the Oregon Economic and Revenue Forecast released in September 2001. The full text of the September 2001 Oregon Economic and Revenue Forecast is available at the website identified above, or by writing to the Office of Economic Analysis, Oregon Department of Administrative Services, 155 Cottage Street, NE, Salem, Oregon 97301-3966. The information on the above referenced web site relating to the Oregon Economic and Revenue Forecast is believed to be reliable, but neither the Trust nor any of its advisors take any responsibility for the accuracy thereof, and the Trust and its advisors disclaim any responsibility to maintain or update any information contained therein.

     Economic Forecast.  A slowing global economy, along with slower population
     -----------------
growth, is starting to have an impact on Oregon's economy. Employment growth in the second quarter of 2001 came in at a negative 3.5 percent annual rate. In terms of year-to-year job growth, Oregon jobs decreased 15,900, or negative 0.98 percent, between June 2000 and June 2001. This places Oregon 48th in the nation, down from 21st a year ago. California and Nevada are ranked 7th and 1st, respectively. Idaho's job growth placed the state at the 12th fastest growing state for the same period, while Washington's job growth has slowed to
0.84 percent, ranking it 23rd among the 50 states. Overall, Oregon's employment growth is projected to be 1.4 percent in 2002 and 2.3 percent in 2003.

     A number of factors appear to be having an impact on the economy. The manufacturing sector remains in a prolonged slump. A very mild 200-2001 winter affected seasonal adjustment figures.

     Extended Outlook.  The Oregon economy grew slower than the U.S. economy in
     ----------------
1998, 1999, and 2000, the first time this has occurred since 1985. OEA forecasts that the Oregon economy will again grow more slowly than the U.S. economy in 2001. However, between 2002 and 2007, the U.S. economy is expected to grow more slowly than the Oregon economy. Annual job growth for Oregon is expected to be below 2.0 percent until 2003.

     Risk Factors.  World market growth appears to be softening, with some
     ------------
questions remaining for the Japanese economy. The major risks now facing the Oregon economy are (1) a further sharp and major stock market correction, which would slow the main driving force in the economic expansion - consumer spending;
(2) further increases in inflation, in that the inflationary environment may cause the Federal Reserve to abandon its interest rate cuts; (3) Rising regional energy prices, in that rising energy prices may force more businesses to slow production and lay off workers; (4) the slowing U.S. economy with rising unemployment, which may dampen consumer confidence; and (5) a slower than anticipated recovery in the areas of semiconductors, software, and communications.

     Demographic Forecast.  The State's population is forecasted to increase
     --------------------
from 3.421 million in 2000 to 3.734 million in 2007, a 9.2 percent increase. During the same period, the fastest growth is expected to occur in the 45-64 and 18-24 age groups, the result of baby-boomers and their children entering these age groups. The 25-44 and 5-17 age groups are expected to increase slightly. The elderly population as a whole is expected to increase by 7.4 percent. The number of young elderly in the 65-74 age group has been declining. This trend is forecasted to reverse only after the year 2001. On the other hand, the number of oldest elderly (85 and older) has been growing very rapidly. This group is forecasted to continue to grow at a very high rate, increasing 22 percent between 2000 and 2007.

Revenue Forecast
----------------

     2001-2003 Biennium. The September 2001 forecast of general fund revenue is $10,800.6 million for the 2001-2003 biennium. This is a decrease of $243.9 million below the May 15, 2001 forecast (the Close of Session or "COS" forecast). OEA projects an ending balance of negative $211.8 million for the 2001-2003 biennium. The fall in forecasted revenues stems largely from a decrease in the personal income tax forecast. Overall, personal income tax revenues for the biennium are expected to be $187.2 million less than previously forecasted.

     The forecast of corporate income tax revenues decreased by $70.7 million below the May 2001 forecast for 2001-2003, and now falls short of the COS level by $60.6 million.

     The 2-percent-surplus kicker calculations for personal and corporate income taxes apply to the biennium only, rather than to individual fiscal years. All non-corporate general fund revenues are expected to exceed the 1999-2001 COS forecast by 2.79 percent, or $254.5 million, over the biennium. This means that a surplus personal kicker refund is projected to be paid out in late 2001 on tax year 2000 personal income tax liability. The forecast of corporate income tax revenue for 1999-2001 were well below the COS forecast resulting in no corporate kicker for the 2001 tax year.

     General Fund Revenue Growth.  Actual collections for 2001-2003 are
     ---------------------------
forecasted to be 6.7 percent above the 1999-2001 biennium. Unlike the 1999-2001 biennium, kicker refunds and federal pension tax refunds are not expected to have a significant impact on actual collections for 2001-2003. The effect of federal pension tax refunds drops off sharply after the 1999-2001 biennium, because almost all of these refunds have been paid.

     Extended Revenue Outlook.  The forecast of general fund revenues for 2003-
     ------------------------
05 totals $12,313.0 million, which is 14 percent above the previous biennium. Personal income tax revenue is projected to total $10,758.7 million, while corporate tax revenue is expected to account for $913.0 million. Other general fund revenues are expected to be $641.2 million for the biennium.

     OEA projects general fund revenues totaling $13,986.0 million for the 2005-07 biennium. Personal income tax revenues are expected to account for $12,257.7 million, while the forecast of corporate tax revenues is $1,003.0 million.
Other general fund revenues are expected to be $725.3 million for the biennium.

     Recent Developments Affecting Government Revenues Not Discussed in the
     ----------------------------------------------------------------------
Economic and Revenue Forecast.
-----------------------------

     Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposed an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions, but generally provides that not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

     The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution. Therefore, the ability of the State to levy taxes to service its constitutionally authorized general obligation bonds is not subject to the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

     The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Since 1990, local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

     Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the 1990s somewhat mitigated the potential impact of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

     Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts has caused the State to continue to provide significant revenue relief to these governmental units.

     Ballot Measure 50. At a special election in 1997, Oregon voters approved a constitutional amendment ("Measure 50"), which imposed additional ad valorem property tax limitations. Measure 50 limited the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less 10 percent. Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to 3 percent per year for future tax years. Measure 50 continues the general limitations on property tax rates of $5 per $1,000 for public education and $10 per $1,000 for all other governmental services. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50% of eligible voters participate, except in the instance of a general election in even numbered years.

     Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State has been to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. The impact of Measure 50 continues to influence legislative debates concerning the level at which the State will provide funding for public schools in Oregon.

     The Referendum and Initiative Process.  The Oregon Constitution reserves to
     -------------------------------------
the people of the State initiative and referendum powers pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

     In the 2001 Legislative session, the State Legislative Assembly voted to refer 7 measures to the electorate in the 2002 primary or general elections. None of these measures would appear to have a significant revenue impact. It is difficult to predict the likelihood that any of the referendum or initiative measures will be approved by the voters.

     Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for an initiative measure. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

     To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. As a practical matter, proponents of an initiative have approximately two years in which to gather the necessary number of signatures. State law permits persons circulating initiative petitions to pay money to persons obtaining signatures for the petition.

     Over the past decade, Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. According to the Elections Division of the Oregon Secretary of State, the number of initiative petitions that have qualified for the ballot and the number that have passed in the general elections during the 1990s and in 2000 are as follows:


Year of General Election       Initiatives That Qualified    Initiatives That Passed
------------------------       --------------------------    -----------------------
        1990                             8                          3
        1992                             7                          0
        1994                            16                          8
        1996                            16                          4
        1998                            10                          6
        2000                            18                          5

     No initiatives have yet qualified for the November 2002 general election. An initiative regarding property values and land use regulations appeared on the November 2000 ballot as Measure 7. Unofficial counts indicate the voters approved the Measure. Opponents of the Measure, however, filed an action in Marion County Circuit Court seeking a declaration that the Measure violates the Oregon Constitution. As part of this legal action, a Circuit Court judge enjoined the Secretary of State from officially counting the votes with respect to the Measure and enjoined the Governor from declaring the election results. The Circuit Court has held that the Measure was enacted in an unconstitutional manner because it did not sufficiently explain the changes it would make to the Oregon Constitution and because the changes it would make are not closely related. The State has appealed the Circuit Court's ruling to the Oregon Supreme Court. The Court has heard oral arguments on the Measure. If it does become effective, the Measure will require the State and local governments to reimburse property owners for the reduction in the fair market value of an owner's property caused by a regulation that restricts the use of that property. Measure 7 states that compensation is "due [to a] property owner if the regulation was adopted, first enforced or applied after the current owner of the property became the owner." The State originally estimated its maximum liability under Measure 7 at $1.6 billion per year, based on the projected impact that zoning and traditional land use restrictions can have on assessed property values. However, the Measure may be read more broadly to cover any restriction on the use of property, not just zoning and traditional land use restrictions. A broader reading could expand the types of claims eligible for compensation under the Measure. On the other hand, the Measure may also be read more narrowly to apply only to owners who acquired the property before a regulation was first enforced or applied to any property, not just with respect to the owner's property. Such an interpretation would significantly limit the number of owners who qualify for compensation. Whether the Measure ultimately becomes effective, and the scope of the Measure in terms of the types of restrictions covered and the eligible claimants within the meaning of the Measure ultimately will be determined by the Oregon courts. The extent to which the State may be required to compensate property owners, therefore, is uncertain.

     There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government, or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations, will not be proposed, placed on the ballot, or approved by the voters.

     The Oregon Bond Market.  There is a relatively small active market for
     ----------------------
municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
*Robert C. Brown,  70                  Trustee             Director, Federal Farm Credit Banks Funding
                                                           Corporation and Farm Credit System Financial
                                                           Assistance Corporation since February 1993.

Thomas S. Goho,  59                    Trustee             Business Associate Professor, Wake Forest
                                                           University, Calloway School of Business and
                                                           Accountancy since 1994.

Peter G. Gordon,  59                   Trustee             Chairman and Co-Founder of Crystal Geyser
                                                           Water Company and President of Crystal Geyser
                                                           Roxane Water Company since 1977.

*W. Rodney Hughes,  75                 Trustee             Private Investor.

Richard M. Leach,  68                  Trustee             President of Richard M. Leach Associates (a
                                                           financial consulting firm) since 1992.
*J. Tucker Morse,  57                  Trustee             Private Investor/Real Estate Developer;
                                                           Chairman of Vault Holdings, LLC.

Timothy J. Penny,  49                  Trustee             Senior Counselor to the public relations firm
                                                           of Himle-Horner since January 1995 and Senior
                                                           Fellow at the Humphrey Institute, Minneapolis,
                                                           Minnesota (a public policy organization) since
                                                           January 1995.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
Donald C. Willeke,  61                 Trustee             Principal of the law firm of Willeke & Daniels.

Michael J. Hogan,  42                  President           Executive Vice President of Wells Fargo Bank,
                                                           N.A. since July 1999.  President of Wells
                                                           Fargo Funds Management, LLC since March 2001.
                                                           Senior Vice President of Wells Fargo Bank,
                                                           N.A. from April 1997 to July 1999.  Vice
                                                           President of American Express Financial
                                                           Advisors from May 1996 to April 1997, and
                                                           Director of American Express Financial
                                                           Advisors from March 1993 to May 1996.

Karla M. Rabusch,  42                  Treasurer           Senior Vice President of Wells Fargo Bank,
                                                           N.A., since May 2000.  Senior Vice-President
                                                           and Chief Administrative Officer of Wells
                                                           Fargo Officer of Wells Fargo Funds Management,
                                                           LLC since March 2001.  Vice President of Wells
                                                           Fargo Bank, N.A. from December 1997 to May
                                                           2000.  Prior thereto, Director of Managed
                                                           Assets Investment Accounting of American
                                                           Express Financial Advisors from May 1994 to
                                                           November 1997.

C. David Messman,  41                  Secretary           Vice President and Senior Counsel of Wells
                                                           Fargo Bank, N.A. since January 1996.  Vice
                                                           President and Secretary of Wells Fargo Funds
                                                           Management, LLC since March 2001.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other Trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the year ended June 30, 2001, the Trustees received the following compensation:

                              Compensation Table
                          Period Ended June 30, 2001
                          --------------------------
      Trustee                                                Compensation
      -------                                                ------------

      Robert C. Brown                                           $45,000
      Donald H. Burkhardt*                                      $26,833
      Jack S. Euphrat*                                          $26,833
      Thomas S. Goho                                            $46,000
      Peter G. Gordon                                           $45,000
      W. Rodney Hughes                                          $45,000
      Richard M. Leach                                          $45,500
      J. Tucker Morse                                           $45,000
      Timothy J. Penny                                          $46,000
      Donald C. Willeke                                         $46,000

     __________________
     *Retired as of 12/31/00.


     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Adviser.  Wells Fargo Funds Management, LLC ("Funds Management"
     ------------------
or "Adviser") assumed investment advisory responsibilities for each of the Funds from Wells Fargo Bank on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. Funds Management is an affiliate of Wells Fargo Bank. The Funds' Adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

     As compensation for its advisory services for the following Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                          Annual Rate
Fund                                                             (as percentage of net assets)
----                                                             -----------------------------
Arizona Tax-Free Fund                                                       0.40%
California Limited Term Tax-Free Fund                                       0.40%
California Tax-Free Fund                                                    0.40%
Colorado Tax-Free Fund                                                      0.40%
Minnesota Tax-Free Fund                                                     0.40%
National Limited Term Tax-Free Fund                                         0.40%

National Tax-Free Fund                                                      0.40%
Nebraska Tax-Free Fund                                                      0.50%
Oregon Tax-Free Fund                                                        0.40%

     As discussed in the "Historical Fund Information" section, each Fund, except the Nebraska Tax-Free Fund, was created as part of the reorganization of the Stagecoach and Norwest Funds. The Nebraska Tax-Free Fund was created as part of the reorganization of the Wells Fargo Funds and the Great Plains Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Funds Management, Wells Fargo Bank, NIM or First Commerce Investors (for the Nebraska Tax-Free Fund) ("FCI") by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     For the periods indicated below, the Funds and their predecessor portfolios paid Wells Fargo Bank (and to Funds Management for the four-month period ended June 30, 2001) the following advisory fees and Wells Fargo Bank (and Funds Management) waived the indicated amounts:

                                                     Year Ended                          Year Ended
                                                       6/30/01                             6/30/00
                                                     ----------                          ----------
Fund                                     Fees                Fees             Fees             Fees
----                                     Paid               Waived            Paid            Waived
                                         ----               ------            ----            ------
Arizona Tax-Free                               $0               $ 71,993        $   19,294        $ 50,271
California Tax-Free                        $1,617,792           $675,049        $2,176,011        $456,760
California Limited Term Tax-Free             $18,299            $143,794        $   34,931        $149,091
Oregon Tax-Free                              $15,131            $130,299        $   38,909        $125,374


                                                        Year Ended
                                                         6/30/99
                                                       ----------
Fund                                              Fees             Fees
----                                              Paid            Waived
                                                  ----            ------
Arizona Tax-Free                             $   26,674       $   60,197
California Tax-Free                          $1,473,040       $2,020,699
California Limited Term Tax                  $   84,334       $  189,929
Oregon Tax-Free                              $   63,262       $  144,862

____________________
* These amounts reflect the six-month period ended June 30, 1998.

                             FORMER NORWEST FUNDS

     For the periods indicated below, the Funds and their predecessor portfolios paid to Wells Fargo Bank (and to Funds Management for the four-month period ended June 30, 2001) and NIM the following advisory fees, and Wells Fargo Bank (and Funds Management) and NIM waived the indicated amounts:

                                            Year Ended                          Year Ended
                                              6/30/01                             6/30/00
                                            ----------                          ----------
Fund                                Fees               Fees               Fees             Fees
----                                Paid              Waived              Paid            Waived
                                    ----              ------              ----            ------
Colorado Tax-Free Fund            $  152,446        $218,711            $181,345         $216,521
Minnesota Tax-Free Fund           $   17,320        $273,674            $117,888         $215,697
National Limited Term             $  162,458        $ 68,394            $133,497         $182,094
   Tax-Free Fund
National Tax-Free Fund            $1,223,426        $187,395            $986,654         $538,693


                                            One Month                          Year Ended
                                          Period Ended                           5/31/99
                                             6/30/99                           ----------
                                            ---------
Fund                               Fees              Fees                Fees             Fees
----                               Paid             Waived               Paid            Waived
                                   ----             ------               ----            ------
Colorado Tax-Free Fund          $ 34,358            $6,063            $  372,202        $70,194
Minnesota Tax-Free Fund         $ 28,266            $7,067            $  312,365        $81,990
National Limited Term           $ 33,863            $1,411            $  315,346        $29,395
   Tax-Free Fund
National Tax-Free Fund          $150,419            $   29            $1,789,384        $19,399


                           FORMER GREAT PLAINS FUND

     For the fiscal year ended June 30, 2001, the Nebraska Tax-Free Fund paid the following amount of advisory fees and waived and/or reimbursed to (1) FCI from September 1, 2000 through September 10, 2000, and (2) to Wells Fargo Bank/Funds Management from September 11, 2000 through June 30, 2001. For all other periods indicated below, the predecessor portfolio to the Nebraska Tax-Free Fund paid to FCI the following advisory fees, without waivers:

                                      Period from                           Period from                  Year Ended
Former Great Plains Fund            9/11/00 - 6/30/01                    9/01/00 - 9/10/00                 8/31/00
------------------------            -----------------                    -----------------               ----------
                                 Wells Fargo/Funds Mgmt                        FCI
                                 ----------------------                        ---
                                    Fees             Fees              Fees               Fees               Fees
                                    Paid            Waived             Paid              Waived              Paid
                                    ----            ------             ----              ------              ----
Nebraska Tax-Free Fund            $203,860         $45,154           $5,742             $1,272            $332,541


Former Great Plains Fund
-------------------------
                                Year Ended          Period Ended
                                  8/31/99             8/31/98*
                                ----------          ------------
                                   Fees                 Fees
                                   Paid                 Paid
                                   ----                 ----
Nebraska Tax-Free Fund           $340,937            $ 299,741

     * For the eleven-month period from September 29, 1997 (date of initial public investment of the predecessor fund) to August 31, 1998.



     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Adviser.  Funds Management has engaged Wells Capital
     ----------------------
Management Incorporated ("WCM" or "Sub-Adviser") to serve as the investment Sub-Adviser to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services to each Fund, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. These fees may be paid by Funds Management or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM, its wholly-owned subsidiary.

     Administrator.  The Trust has retained Funds Management as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide the same services to the Funds, and is entitled to receive fees at the same annual rates as were applicable under the administration agreement with Wells Fargo Bank. Funds Management provides as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Funds Management is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets.

     As discussed in the "Historical Fund Information" section, the Funds, except the Nebraska Tax-Free Fund, were created as part of the reorganization of the Stagecoach and Norwest Funds. The Nebraska Tax-Free Fund was created as part of the reorganization of the Wells Fargo and

Great Plains Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to administrators by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator from March 25, 1999 through the date of the reorganization of the Stagecoach and Norwest Funds, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator and Stephens as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the co-administrator.

     For the periods indicated below, the Funds listed below and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank (and Funds Management for the four-month period ended June 30, 2001) and Stephens for administration and, as applicable, co-administration fees:

                                 Year Ended            Year Ended
                                   6/30/01               6/30/00
                                  --------              --------

                              Funds Mgmt./Wells           Wells
Fund                                Fargo                 Fargo
--------                      -----------------           -----
Arizona Tax-Free                     $0                 $ 24,516
California Limited
 Term Tax-Free                   $ 61,888               $ 64,811
California Tax-Free              $869,605               $906,326
Oregon Tax-Free                  $ 55,443               $ 57,171

                                      Year Ended
                                        6/30/99
                                       --------
                                         Wells
Fund                       Total         Fargo         Stephens
----                       -----         -----         --------
Arizona Tax-Free         $ 14,351      $  7,235        $  7,116
California Limited
   Term Tax-Free         $ 45,036      $ 22,528        $ 22,508
California Tax-Free      $569,825      $288,660        $281,165
Oregon Tax-Free          $ 34,149      $ 17,277        $ 16,872

                             FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. (and/or Forum Administrative Services, LLC (collectively, "Forum")) managed all aspects of the operation of the Funds. For the periods indicated below, the Funds listed below and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank (and Funds Management for the four-month period ended June 30, 2001) and Forum/FAdS for administration and, as applicable, co-administration fees:

                                           Year Ended                   Year Ended
                                             6/30/01                      6/30/00
                                            --------                     --------
Fund
----
                                     Funds Mgmt./Wells Fargo            Wells Fargo
                                  -----------------------------         -----------
Colorado Tax-Free Fund                      $142,698                      $ 99,322
Minnesota Tax-Free Fund                     $110,758                      $ 85,387
National Limited Term                       $ 88,371                      $ 66,697
   Tax-Free Fund
National Tax-Free Fund                      $536,514                      $370,697

                           One Month
                          Period-Ended         Year-Ended
                            6/30/99              5/31/99
                           ---------           ----------

Fund                       Wells Fargo
----                       Forum/FAds          Forum/FAdS
                           -----------         ----------
Colorado Tax-Free             $ 0               $ 17,604
Minnesota Tax-Free            $ 0               $ 20,222
National Limited Term         $ 0               $  1,906
 Tax-Free
National Tax-Free             $ 0               $114,604


                           FORMER GREAT PLAINS FUND

     For the fiscal year ended June 30, 2001, the Nebraska Tax-Free Fund paid the following amount of administrative fees (1) to Federated Services Company ("FSC") from September 1, 2000 through September 10, 2000, and (2) to Wells Fargo Bank/Funds Management from September 11, 2000 through June 30, 2001. For all other periods indicated below, the predecessor portfolio of the Fund paid the following dollar amounts to FSC for administrative fees:

                                          Period From                Period From             Year-Ended
                                       9/11/00 - 6/30/01          9/01/00 - 9/10/00            8/31/00
                                       -----------------          -----------------            -------
                                    Funds Mgmt/Wells Fargo               FSC
Former Great Plains Fund            ----------------------               ---
------------------------
Nebraska Tax-Free Fund                     $74,977                     $2,586                  $92,566


                                      Year-Ended           Period-Ended
                                        8/31/99              8/31/98*
                                        -------              --------
Former Great Plains Fund
------------------------
Nebraska Tax-Free Fund                 $94,008               $83,702


___________________
* For the eleven-month period from September 29, 1997 (date of initial public investment of the predecessor fund) to August 31, 1998.

     Distributor.  Stephens Inc. ("Stephens," or the "Distributor"), located at
     -----------
111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (the "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds listed below pay Stephens annual fees of 0.75% paid monthly based on the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Fund                                            Fee
----                                            ---

Arizona Tax-Free
  Class B                                       0.75%

California Tax-Free
  Class B                                       0.75%
  Class C                                       0.75%

Colorado Tax-Free
  Class B                                       0.75%

Minnesota Tax-Free
  Class B                                       0.75%

Fund                                            Fee
----                                            ---

National Tax-Free
  Class B                                       0.75%
  Class C                                       0.75%

Oregon Tax-Free
  Class B                                       0.75%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The dollar amount of Rule 12b-1 fees paid to Stephens pursuant to each Fund's Rule 12b-1 Plan for the fiscal year beginning July 1, 2000 and ended June 30, 2001 are as follows:

                                           Printing,
                                          Mailing and                       Comp. to         Comp. to
Fund/Class                   Total        Prospectus      Advertising     Underwriters       Br./Dlrs.          Other/1/
----------                   -----        ----------      -----------     ------------       ---------          -----
Arizona Tax-Free
 Class B                   $ 27,028           $0               $0              $0                $0            $27,028

California Tax-Free
 Class B                   $940,627           $0               $0              $0                $0            $940,627
 Class C                   $161,404           $0               $0            $61,528           $99,876            $0

Colorado Tax-Free
 Class B                   $ 58,249           $0               $0              $0                $0            $ 58,249

Minnesota Tax-Free
 Class B                   $134,536           $0               $0              $0                $0            $134,536

National Tax-Free
 Class B                   $162,331           $0               $0              $0                $0            $162,331
 Class C                   $ 54,519           $0               $0            $17,888           $36,631            $0

                                           Printing,
                                          Mailing and                       Comp. to         Comp. to
Fund/Class                   Total        Prospectus      Advertising     Underwriters       Br./Dlrs.          Other/1/
----------                   -----        ----------      -----------     ------------       ---------          -----
Oregon Tax-Free
 Class B                   $ 82,499           $0               $0              $0                $0            $ 82,499

---------------
/1/ Stephens has entered into an arrangement whereby sales commissions paid to broker/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant Class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the respective Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan.
The Trustees have concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent.  The Funds offering Class A, Class B or Class
     ---------------------------
C shares have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds

Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the Class A, Class B and Class C shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or
     ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive an annual fee equal to 0.0025% of the average daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. For the Tax-Free Funds of the Trust for the fiscal year ended June 30, 2001, the aggregate dollar amount of underwriting commissions paid on the sales/redemptions of Fund shares was $936,404, and Stephens retained $115,640. For the fiscal year ended June 30, 2000, the aggregate dollar amount of underwriting commissions paid on the sales/redemptions of Fund shares was $274,381.20, and Stephens retained $33,219.64.

     Stephens served as principal underwriter of the Stagecoach predecessor portfolios, Forum served as underwriter of the predecessor Norwest portfolios and Edgewood Services Inc. served as principal underwriter of the predecessor Great Plains Fund. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach and Norwest fund families.

                             STAGECOACH FUNDS, INC.

     For the year-ended June 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the Stagecoach fund family shares was $630,037, and Stephens retained $0 of such commissions.

                            NORWEST ADVANTAGE FUNDS

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Fund family and the amounts retained by Forum are as follows:

                               One-Month               Year Ended
                              Period Ended               5/31/99
                              June 30, 1999              --------
                              -------------

                            Paid      Retained       Paid       Retained
                            ----      --------       ----       --------
Colorado Tax-Free
    Class A                  $0          $0        $128,000      $2,000

Minnesota Tax-Free
    Class A                  $0          $0        $141,000      $3,000

National Tax-Free
    Class A                  $0          $0        $204,000          $0

     Code of Ethics.
     --------------

     The Fund Complex, the Adviser, the Sub-Adviser and Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictionsFinancial Printing GroupFinancial Printing Grouppersons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser, Sub-Adviser and Stephens are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or Class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

          Cumulative Total Return for the Period Ended June 30, 2001/1/
          ----------------------------------------------------------



   Fund                      One Year       Five Year      Ten Year       Inception/2/
   ----                      -------        --------       -------        ---------
Arizona Tax-Free
    Class A                  11.66%         30.37%            N/A           69.27%
    Class B                  10.95%         24.54%            N/A           55.01%
    Institutional Class      11.96%         31.45%            N/A           70.97%

California Limited
  Term Tax-Free
    Class A                   6.01%         24.98%            N/A           46.51%
    Institutional Class       6.20%         25.55%            N/A           47.18%

California Tax-Free
    Class A                   9.53%         36.29%          96.67%         149.14%
    Class B                   8.81%         31.35%          83.20%         128.05%
    Class C                   8.81%         31.33%          83.18%         128.02%
    Institutional Class       9.80%         36.84%          97.46%         150.14%

Colorado Tax-Free            11.54%         35.52%            N/A           58.48%
    Class A                  10.69%         30.52%            N/A           49.49%
    Class B                  11.54%         35.65%            N/A           58.63%
    Institutional Class

Minnesota Tax-Free
    Class A                  10.32%         31.95%          80.33%         123.55%
    Class B                   9.50%         27.10%          67.05%         106.25%
    Institutional Class      10.32%         31.96%          80.33%         128.54%

National Limited
  Term Tax-Free
  Institutional Class         7.89%           N/A             N/A           29.99%

National Tax-Free
    Class A                  10.90%         35.25%          84.35%         108.02%
    Class B                  10.07%         30.28%          71.43%          90.68%
    Class C                   9.96%         30.28%          71.42%          90.67%
    Institutional Class      11.01%         35.55%          84.96%         108.71%

Nebraska Tax-Free
  Institutional Class         8.40%         27.62%          65.71%         125.39%

   Fund                     One Year      Five Year      Ten Year        Inception/2/
   ----                     -------       --------       -------         ---------
Oregon Tax-Free
    Class A                 10.77%        29.08%          78.32%          128.85%
    Class B                  9.84%        23.36%          64.84%          102.60%
    Institutional Class     10.96%        30.05%          79.64%          125.51%

___________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. The average annual return for the Nebraska Tax-Free Fund is for the applicable period ended August 31, 2000.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California Limited Term Tax-Free - November 18, 1992; California Tax-Free - October 6, 1988; Colorado Tax-Free - June 1, 1993; Minnesota Tax-Free - January 12, 1988; National Limited Term Tax-Free - October 1, 1996; National Tax-Free - August 1, 1989; Nebraska Tax-Free - August 31, 1989 and Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.


     Yield Calculations:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ - 1]
                                    -----
                                      cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each Class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each Class of shares on the last day of the period.

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula: Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1. Effective yield and tax-equivalent yield information is incorporated by reference to the Funds' Annual Report.

     The yields for each Class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular Class of a Fund.

     In addition, investors should recognize that changes in the NAVs of shares of each Class of a Fund will affect the yield of the respective Class of shares for any specified period, and such changes should be considered together with such Class' yield in ascertaining such Class' total return to shareholders for the period. Yield information for each Class of shares may be useful in reviewing the performance of the Class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a Class of the Fund in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating NAV per share at the beginning of a stated period to the NAV of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class of shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Trust Institute also may be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent that the information is appropriate for each Class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each Class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each Class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each Class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each Class of shares of a Fund with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, Funds Management and their affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each Class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each Class's past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank and Funds Management, as Shareholder Servicing Agents for the Trust, provide various services to their customers that are also shareholders of the Funds. These services may include access to Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from

Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees and in accordance with procedures adopted by the Trustees. The Board of Trustees supervises and monitors the valuation practices and procedures of each Fund in the Wells Fargo Funds family. Fair value pricing methods may result in NAVs that are higher or lower than NAVs based on closing prices, latest bid prices or other valuation measures for investment securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day

(each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A share purchases is as follows:

                              FRONT-END SALES        FRONT-END SALES
                                CHARGE AS %            CHARGE AS %
         AMOUNT                  OF PUBLIC            OF NET AMOUNT
      OF PURCHASE              OFFERING PRICE           INVESTED
-------------------------------------------------------------------
-------------------------------------------------------------------
Less than $50,000                  4.50%                  4.71%
-------------------------------------------------------------------
$50,000 to $99,999                 4.00%                  4.17%
-------------------------------------------------------------------
$100,000 to $249,999               3.50%                  3.63%
-------------------------------------------------------------------
$250,000 to $499,999               2.50%                  2.56%
-------------------------------------------------------------------
$500,000 to $999,999               2.00%                  2.04%
-------------------------------------------------------------------
$1,000,000 and over/1/             0.00%                  0.00%
-------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.


     Purchases and Redemptions Through Brokers and/or Their Affiliates.  A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees and the supervision of the Adviser, the Funds' Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. While Sub-Adviser generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     The Sub-Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the Advisory Contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Brokerage Commissions and Securities of Regular Broker-Dealers.  For the
     --------------------------------------------------------------
fiscal year ended June 30, 2001 and for all prior relevant periods, none of the Tax-Free Funds, except the California Tax-Free Fund, paid commissions to any person identified under Item 16(b)(1) of Form N-1A, or held securities of their regular broker-dealers. The California Tax-Free Fund paid brokerage commissions on portfolio transactions only for the fiscal year ended 6/30/01 in the amount of $9,582.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

     Securities of Regular Broker-Dealers.  As of June 30, 2001, none of the
     -------------------------------------
Tax-Free Funds held securities of their regular broker-dealers.

                                 FUND EXPENSES

     From time to time, Funds Management and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its Custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trustees deems equitable.

                                  INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of a Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain Arizona, California, Colorado, Minnesota, Nebraska and Oregon taxes.

     General.  The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting.  A Fund may use the so-called "equalization
     -----------------------
accounting method" to allocate a portion of its "earnings and profits," as determined for federal income tax purposes (generally, the Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholdersFinancial Printing GroupFinancial Printing Groupredemptions of Fund shares on Fund distributions to shareholders. However, the Internal Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as otherwise noted, if a Fund
     ----------------------------
realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

     In general, if a Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must
recognize gain (but not loss) with respect to that position.   For this purpose,
a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     Distributions; Generally.  For federal income tax purposes, a Fund's
     ------------------------
"earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions.  Distributions that are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  In general, a disposition of Fund shares
     --------------------------
pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual federal income tax rate applicable to ordinary income is 39.1% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special lower rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. Although, the IRS has yet to issue any official guidance on how the 18% rate applies to distributions made by a Fund, the IRS has indicated in instructions to income tax forms that the lower rate will apply to capital gain distributions to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Foreign Shareholders.  Under the Code, distributions attributable to income
     --------------------
on taxable investments, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. shareholders generally will apply. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 30.5% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Exempt Investors and Tax-Deferred Plans.  Shares of a Fund would not be
     -------------------------------------------
suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of distributions from the Fund, as discussed further below. Such distributions may ultimately be taxable to the beneficiaries when distributed to them.

     Additional Considerations for the Funds.  If at least 50% of the value of a
     ---------------------------------------
Fund's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." Each Fund intends to so qualify and is designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

     Distributions of capital gain or income not attributable to interest on a Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under
Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Fund invests in private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Fund's expenses in computing their AMT. In addition, exempt-interest distributions paid by a Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

     Additional Considerations for the Arizona Tax-Free Fund.  Individuals,
     -------------------------------------------------------
trusts and estates who are subject to Arizona individual income tax will not be subject to such tax on distributions paid by the Arizona Tax-Free Fund, to the extent that such distributions qualify as exempt-interest distributions and are attributable to either (i) obligations of the State of Arizona or its political subdivisions thereof or (ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, distributions paid by the Arizona Tax-Free Fund that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona individual income tax as long as the extent the Arizona Tax-Free Fund qualifies as a regulated investment company under the Code. Other distributions from the Arizona Tax-Free Fund, however, such as distributions of net short-term or long-term capital gains, generally will not be exempt from Arizona income tax.

     Because shares of the Arizona Tax-Free Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Free Fund. The Trust makes no representations as to Arizona state and local taxes that may be imposed on a corporate shareholder of the Arizona Tax-Free Fund and encourages such shareholders to consult with their own tax advisors.

     Additional Considerations for the California Limited Term Tax-Free Fund and
     ---------------------------------------------------------------------------
California Tax-Free Fund.  If, at the close of each quarter of its taxable year,
------------------------
at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

     Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

     In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

     The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California state franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California state tax situation, in general.

     Additional Considerations for the Colorado Tax-Free Fund.  Individuals,
     --------------------------------------------------------
trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on distributions paid by the Colorado Tax-Free Fund, to the extent that such distributions qualify as exempt-interest distributions and are attributable to (i) interest earned on any obligation of

Colorado or its political subdivisions issued on or after May 1, 1980, which interest is exempt from federal income taxation under Section 103(a) of the Code, (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, or (iii) interest on obligations of the United States or its possessions included in federal adjusted gross income. All other distributions, including distributions attributable to capital gains, generally will be subject to the Colorado individual and corporate income taxes.

     Shareholders of the Colorado Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

     Additional Considerations for the Minnesota Tax-Free Fund.  Shareholders of
     ---------------------------------------------------------
the Minnesota Tax-Free Fund ("Minnesota Fund"), who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Funds generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Funds are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Internal Revenue Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest dividend of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest dividends that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

     Additional Considerations for the Nebraska Tax-Free Fund.  Individuals,
     --------------------------------------------------------
trusts, estates and corporations subject to the Nebraska income tax will not be subject to such tax on distributions paid by the Nebraska Tax-Free Fund so long as the Fund continues to be a regulated investment company and to the extent that such distributions qualify as exempt-interest distributions and are attributable to (i) interest earned on Nebraska municipal securities to the extent that such interest is specifically exempt from the Nebraska income tax and the Nebraska alternative minimum tax; or (ii) interest on obligations of the United States or its territories and possessions to the extent included in federal adjusted gross income but exempt from state income taxes under the laws of the United States. Capital gain distributions generally will receive the same characterization for Nebraska income tax purposes. Additionally, if a shareholder is subject to the Nebraska financial institutions' franchise tax, fund distributions may effect the determination of such shareholder's franchise tax.

     All shareholders of the Nebraska Tax-Free Fund should consultant their own tax advisors about other state and local tax consequences of their investment in the Fund.

     Additional Considerations for the Oregon Tax-Free Fund.  So long as the
     ------------------------------------------------------
Oregon Tax-Free Fund qualifies to be taxed as a regulated investment company under the Code, individuals, trusts and estates will not be subject to Oregon individual income tax on distributions from the Oregon Tax-Free Fund that represent exempt-interest distributions under the Code paid on municipal obligations of the State of Oregon and its political subdivisions, the U.S. Virgin Islands, Puerto Rico and Guam. Individuals, trusts and estates will be subject to Oregon individual income tax on other types of distributions received from the Oregon Tax-Free Fund, including distributions of interest on obligations issued by other issuers and all long-term and short-term capital gains. Shares of the Oregon Tax-Free Fund will not be subject to the Oregon state property tax.

     Shareholders of the Oregon Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Oregon Tax-Free Fund, which may differ from the federal income tax consequences of such investments. The Trust makes no representations as to Oregon state and local taxes that may be imposed on a corporate investor in the Oregon Tax-Free Fund and encourages such investors to consult with their own tax advisors.

     Other Matters.  Prospective shareholders should be aware that the
     -------------
investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Fund could be required at times to liquidate investments prematurely in order to satisfy the Fund's minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax (and, where applicable Arizona, California, Colorado, Minnesota, Nebraska and Oregon taxes) considerations generally affecting investments in the Fund. Prospective investors are urged to consult their own tax advisors regarding federal, state, local and foreign taxes applicable to them.

                                 CAPITAL STOCK

     The Funds are nine of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's Funds are authorized to issue multiple Classes of shares, one Class generally subject to a front-end sales charge and, in some cases, Classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other Classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain Class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular Class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other Funds or Classes of shares offered.

     With respect to matters affecting one Class but not another, shareholders vote as a Class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a Class of a Fund represents an equal proportional interest in the Fund with each other share of the same Class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below, as of October 1, 2001, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a Class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a Class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 1, 2001
                      ----------------------------------

                                                                              Type of              Percentage
            Fund                       Name and Address                      Ownership              of Class
            ----                       ----------------                      ---------              --------

ARIZONA TAX-FREE
   Class A
                                     WELLS FARGO INVESTMENTS LLC                Record                  5.81%
                                     A/C 2750-8884
                                     608 Second Avenue South, 8th Floor
                                     Minneapolis, MN  55402-1916


   Class B                           N/A

   Institutional Class               WELLS FARGO BANK MN NA                     Record                 84.64%
                                     STAGECOACH AZ TAX-FREE FD CL I
                                     c/o Mutual Fund Processing
                                     P.O. Box 1450 NW 8477
                                     Minneapolis, MN  55485-1450

                                     WELLS FARGO BANK MN NA                     Record                 11.87%
                                     STAGECOACH AZ TAX-FREE FD CL I
                                     c/o Mutual Fund Processing
                                     P.O. Box 1450 NW 8477
                                     Minneapolis, MN  55485-1450

CALIFORNIA LIMITED TERM
   TAX-FREE
   Class A                           PFPC BROKERAGE SERVICES                    Record                 15.21%
                                     FBO WELLS FARGO
                                     211 South Gulph Road
                                     King of Prussia, PA  19406-3101

                                     WELLS FARGO INVESTMENTS LLC                Record                 16.92%
                                     A/C 4779-0599
                                     608 Second Avenue South, 8th Floor
                                     Minneapolis, MN  55402-1916

   Institutional Class               WELLS FARGO BANK MN NA FBO                 Record                 55.40%
                                     WF CA LTD TRM TX FR OMNIBUS
                                     Attn:  Mutual Fund OPS
                                     P.O. Box 1533
                                     Minneapolis, MN  55480-1533

                                     WELLS FARGO BANK MN NA FBO                 Record                 18.50%
                                     WF CA LTD TRM TX FR OMNIBUS
                                     Attn:  Mutual Fund OPS
                                     P.O. Box 1533
                                     Minneapolis, MN  55480-1533


                                                                               Type of              Percentage
            Fund                        Name and Address                      Ownership              of Class
            ----                        ----------------                      ---------              --------
                                      WELLS FARGO BANK MN NA FBO                 Record                 22.01%
                                      WF CA LTD TRM TX FR OMNIBUS
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

CALIFORNIA TAX-FREE
   Class A                            N/A

   Class B                            N/A

   Class C                            N/A

   Institutional Class                WELLS FARGO BANK MN NA                     Record                 24.88%
                                      WELLS FARGO CA TAX-FREE BD FD CL I
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                      WELLS FARGO BANK MN NA                     Record                 55.95%
                                      WELLS FARGO CA TAX-FREE BD FD CL I
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                      WELLS FARGO BANK MN NA                     Record                  8.82%
                                      WELLS FARGO CA TAX-FREE BD FD CL I
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

COLORADO TAX-FREE
   Class A                            WELLS FARGO INVESTMENTS LLC                Record                  7.14%
                                      A/C 8110-4011
                                      420 Montgomery Street
                                      San Francisco, CA  94104-1298

   Class B                            N/A

   Institutional Class                WELLS FARGO BANK MN NA FBO                 Record                  5.54%
                                      COLORADO TAX-FREE FUND I
                                      Attn: Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                      WELLS FARGO BANK MN NA FBO                 Record                 93.52%
                                      COLORADO TAX-FREE FUND I
                                      Attn: Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                                                                        Type of              Percentage
            Fund                                 Name and Address                      Ownership              of Class
            ----                                 ----------------                      ---------              --------
MINNESOTA TAX-FREE
   Class A                                     N/A                                                                N/A

   Class B                                     N/A                                                                N/A

   Institutional Class                         WELLS FARGO BANK MN NA FBO                 Record                 23.37%
                                               MINNESOTA TAX-FREE I
                                               Attn:  Mutual Fund OPS
                                               P.O. Box 1533
                                               Minneapolis, MN  55480-1533

                                               WELLS FARGO BANK MN NA FBO                 Record                 25.08%
                                               MINNESOTA TAX-FREE I
                                               Attn:  Mutual Fund OPS
                                               P.O. Box 1533
                                               Minneapolis, MN  55480-1533

                                               WELLS FARGO BANK MN NA FBO                 Record                 51.23%
                                               MINNESOTA TAX-FREE I
                                               Attn:  Mutual Fund OPS
                                               P.O. Box 1533
                                               Minneapolis, MN  55480-1533

NATIONAL LIMITED TERM TAX-FREE

Institutional Class                            WELLS FARGO BANK MN NA FBO                 Record                 32.32%
                                               LIMITED TERM TAX-FREE FUND I
                                               Attn:  Mutual Fund OPS
                                               P.O. Box 1533
                                               Minneapolis, MN  55480-1533

                                               WELLS FARGO BANK MN NA FBO                 Record                 14.35%
                                               LIMITED TERM TAX-FREE FUND I
                                               Attn:  Mutual Fund OPS
                                               P.O. Box 1533
                                               Minneapolis, MN  55480-1533

                                               WELLS FARGO BANK MN NA FBO                 Record                 52.37%
                                               LIMITED TERM TAX-FREE FUND I
                                               Attn:  Mutual Fund OPS
                                               P.O. Box 1533
                                               Minneapolis, MN  55480-1533

NATIONAL TAX-FREE
   Class A                                     N/A

   Class B                                     N/A


                                                                               Type of              Percentage
            Fund                        Name and Address                      Ownership              of Class
            ----                        ----------------                      ---------              --------

 Class C                              MLPF&S FOR THE SOLE BENEFIT                Record                 11.05%
                                      OF ITS CUSTOMERS
                                      ATTN:  Mutual Fund Administration
                                      4800 Deer Lake Drive East 3rd Floor
                                      Jacksonville, FL  32246-6484

                                      ATTN: MUTUAL FUNDS DEPT                    Record                  5.48%
                                      FISERV SECURITIES INC
                                      FAO 18347950
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA  19103-7008

                                      WELLS FARGO INVESTMENTS LLC                Record                 11.66%
                                      A/C 3138-0182
                                      608 Second Avenue South, 8th Floor
                                      Minneapolis, MN  55402-1916

                                      WELLS FARGO INVESTMENTS LLC                Record                  7.99%
                                      A/C 4408-0933
                                      608 Second Avenue South, 8th Floor
                                      Minneapolis, MN  55402-1916

 Institutional Class                  WELLS FARGO BANK MN NA FBO                 Record                  5.98%
                                      TAX-FREE INCOME FUND I
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                      WELLS FARGO BANK MN NA FBO                 Record                 66.82%
                                      TAX-FREE INCOME FUND I
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                      WELLS FARGO BANK MN NA FBO                 Record                 26.01%
                                      TAX-FREE INCOME FUND I
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

NEBRASKA TAX-FREE
 Institutional Class                  WELLS FARGO BANK MN NA FBO                 Record                 91.21%
                                      NEBRASKA TAX-FREE CL I
                                      CASH/CASH
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN 55480-1533


OREGON TAX-FREE
 Class A                              N/A


                                                                               Type of              Percentage
            Fund                        Name and Address                      Ownership              of Class
            ----                        ----------------                      ---------              --------

   Class B                            N/A

   Institutional Class                WELLS FARGO BANK MN NA                     Record                 25.74%
                                      WF ORE TAX FREE FD R/R
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

                                      WELLS FARGO BANK MN NA                     Record                 71.82%
                                      WF ORE TAX FREE FD C/C
                                      Attn:  Mutual Fund OPS
                                      P.O. Box 1533
                                      Minneapolis, MN  55480-1533

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the Funds for the year ended June 30, 2001, are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     S&P
     ---

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

       BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

       B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

       CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

       Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

       C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

       D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     Moody's
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

       Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly
                       ----
   secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

       C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     Short-Term Issue Credit Ratings (including Commercial Paper)
     ------------------------------------------------------------

       S&P:
       ----

       A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

       Moody's:
       -------

       Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

       Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

       Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

       Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                            WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

  Exhibit
  Number                               Description
  ------                               -----------
  (a)         -     Amended and Restated Declaration of Trust, incorporated
                    by reference to Post-Effective Amendment No. 8, filed
                    December 17, 1999.

  (b)         -     Not Applicable.

  (c)         -     Not Applicable.

  (d)(1)(i)   -     Investment Advisory Agreement with Wells Fargo Funds
                    Management, LLC, incorporated by reference to
                    Post-Effective Amendment No. 20, filed May 1, 2001;
                    Schedule A filed herewith.

        (ii)  -     Fee and Expense Agreement between Wells Fargo Funds Trust
                    and Wells Fargo Funds Management, LLC, incorporated by
                    reference to Post-Effective Amendment No. 22, filed June
                    15, 2001; Schedule A filed herewith.

        (iii) -     Interim Investment Advisory Contract with Barclays Global
                    Fund Advisors, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

     (2)(i)   -     Investment Sub-Advisory Agreement with Barclays Global
                    Fund Advisors, incorporated by reference to
                    Post-Effective Amendment No. 22, filed June 15, 2001.

        (ii)  -     Investment Sub-Advisory Agreement with Galliard Capital
                    Management, Inc., incorporated by reference to
                    Post-Effective Amendment No. 20, filed May 1, 2001;
                    Schedule A filed herewith.

        (iii) -     Investment Sub-Advisory Agreement with Peregrine Capital
                    Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                    Appendix A and Schedule A filed herewith.

        (iv)  -     Investment Sub-Advisory Agreement with Schroder
                    Investment Management North America Inc., incorporated by
                    reference to Post-Effective Amendment No. 20, filed May
                    1, 2001.

        (v)   -     Investment Sub-Advisory Agreement with Smith Asset
                    Management Group, L.P., incorporated by reference to
                    Post-Effective Amendment No. 20, filed May 1, 2001.

        (vi)  -     Investment Sub-Advisory Agreement with Wells Capital
                    Management Incorporated, incorporated by reference to
                    Post-Effective Amendment No. 22, filed June 15, 2001;
                    Appendix A, Schedule A, and Appendix A to Schedule A
                    filed herewith.

        (vii) -     Investment Sub-Advisory Agreement with Dresdner RCM
                    Global Investors, LLC, filed herewith.

        (viii)-     Investment Sub-Advisory Agreement with Golden Capital
                    Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

        (ix)  -     Investment Sub-Advisory Agreement with Cadence Capital
                    Management, incorporated by reference to Post-Effective
                    Amendment No. 26, filed September 12, 2001.

  (e)         -     Distribution Agreement along with Form of Selling
                    Agreement, incorporated by reference to Post-Effective
                    Amendment No. 16, filed October 30, 2000; Appendix A
                    filed herewith.

  (f)         -     Not Applicable.

  (g)(1)      -     Custody Agreement with Barclays Global Investors, N.A.,
                    incorporated by reference to Post-Effective Amendment No.
                    16, filed October 30, 2000.

     (2)      -     Custody Agreement with Wells Fargo Bank Minnesota, N.A.,
                    incorporated by reference to Post-Effective Amendment No.
                    16, filed October 30, 2000; Appendix A filed herewith.


        (i)     -     Delegation Agreement (17f-5) with Wells Fargo Bank
                      Minnesota, N.A., incorporated by reference to
                      Post-Effective Amendment No. 16, filed October 30, 2000;
                      Exhibit A filed herewith.

     (3)        -     Securities Lending Agreement by and among Wells Fargo
                      Funds Trust, Wells Fargo Funds Management, LLC and Wells
                      Fargo Bank Minnesota, N.A., incorporated by reference to
                      Post-Effective Amendment No. 22, filed June 15, 2001;
                      Exhibit A filed herewith.

  (h)(1)        -     Administration Agreement with Wells Fargo Funds
                      Management, LLC, incorporated by reference to
                      Post-Effective Amendment No. 20, filed May 1, 2001;
                      Appendix A filed herewith.

     (2)        -     Fund Accounting Agreement with Forum Accounting Services,
                      LLC, incorporated by reference to Post-Effective
                      Amendment No. 9, filed February 1, 2000.

     (3)        -     Transfer Agency and Service Agreement with Boston
                      Financial Data Services, Inc., incorporated by reference
                      to Post-Effective Amendment No. 16, filed October 30,
                      2000.

     (4)        -     Shareholder Servicing Plan, incorporated by reference to
                      Post-Effective Amendment No. 16, filed October 30, 2000;
                      Appendix A filed herewith.

     (5)        -     Shareholder Servicing Agreement, incorporated by
                      reference to Post-Effective Amendment No. 8, filed
                      December 17, 1999.

  (i)           -     Legal Opinion, filed herewith.

  (j)(A)        -     Consent of Independent Auditors, filed herewith.

  (j)(1)        -     Power of Attorney, Robert C. Brown, incorporated by
                      reference to Post-Effective Amendment No. 10, filed May
                      10, 2000.

     (2)        -     Not Applicable.

     (3)        -     Not Applicable.


     (4)     -     Power of Attorney, Thomas S. Goho, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (5)     -     Power of Attorney, Peter G. Gordon, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (6)     -     Power of Attorney, W. Rodney Hughes, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (7)     -     Power of Attorney, Richard M. Leach, incorporated by
                   reference to Post-Effective Amendment No. 16, filed
                   October 30, 2000.

     (8)     -     Power of Attorney, J. Tucker Morse, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (9)     -     Power of Attorney, Timothy J. Perry, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (10)    -     Power of Attorney, Donald C. Willeke, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (11)    -     Power of Attorney, Michael J. Hogan, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

     (12)    -     Power of Attorney, Karla M. Rabusch, incorporated by
                   reference to Post-Effective Amendment No. 10, filed May
                   10, 2000.

  (k)        -     Not Applicable.

  (l)        -     Not Applicable.

  (m)        -     Rule 12b-1 Plan, incorporated by reference to
                   Post-Effective Amendment No. 23, filed July 1, 2001;
                   Appendix A filed herewith.  (see Exhibit (e) above for
                   related Distribution Agreement.)

  (n)         -     Rule 18f-3 Plan, incorporated by reference to
                    Post-Effective Amendment No. 23, filed July 1, 2001;
                    Appendix A filed herewith.

  (o)         -     Not Applicable.

  (p)(1)      -     Joint Code of Ethics for Funds Trust, Core Trust and
                    Variable Trust, incorporated by reference to
                    Post-Effective Amendment No. 20, filed May 1, 2001.

     (2)      -     Wells Fargo Funds Management, LLC Code of Ethics,
                    No. incorporated by reference to Post-Effective Amendment
                    20, filed May 1, 2001.

     (3)      -     Barclays Global Investors, N.A. Code of Ethics,
                    No. incorporated by reference to Post-Effective Amendment
                    20, filed May 1, 2001.

     (4)      -     Dresdner RCM Global Investors, LLC Code of Ethics,
                    No. incorporated by reference to Post-Effective Amendment
                    15, filed October 2, 2000.

     (5)      -     Galliard Capital Management, Inc. Code of Ethics,
                    No. incorporated by reference to Post-Effective Amendment
                    15, filed October 2, 2000.

     (6)      -     Peregrine Capital Management, Inc. Code of Ethics,
                    incorporated by reference to Post-Effective Amendment No.
                    15, filed October 2, 2000.

     (7)      -     Schroder Investment Management North America Inc. Code of
                    Ethics, incorporated by reference to Post-Effective
                    Amendment No. 15, filed October 2, 2000.

     (8)      -     Smith Asset Management Group, L.P. Code of Ethics,
                    incorporated by reference to Post-Effective Amendment No.
                    15, filed October 2, 2000.

     (9)      -     Wells Capital Management Incorporated Code of Ethics,
                    incorporated by reference to Post-Effective Amendment No.
                    15, filed October 2, 2000.

     (10)     -     Cadence Capital Management Code of Ethics, incorporated
                    by reference to Post-Effective Amendment No. 22, filed
                    June 15, 2001.

     (11)      -     Form of Golden Capital Management LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     24, filed July 20, 2001.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an advisor or sub-advisor to various Funds of the Trust and as advisor or sub-advisor to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-advisor to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of

WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-advisor to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-advisor to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-advisor to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-advisor to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-advisor is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-advisor to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Effective May 31, 2001, after obtaining the approval of the Board of Trustees of the Trust and the shareholders of the OTC Growth Fund, Golden Capital Management, LLC ("Golden"), formerly a division of Smith, assumed direct investment sub-advisory responsibilities for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94163.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment advisor and administrator at 525 Market Street, 12th Floor, San Francisco, California 94163.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-advisor at 525 Market Street, 10th Floor, San Francisco, California 94163.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-advisor at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-advisor at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-advisor at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-advisor at 53 State Street, Exchange Plaza, Boston, Massachusetts 02109.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-advisor at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of November, 2001.

                                  WELLS FARGO FUNDS TRUST

                                  By:  /s/ Dorothy A. Peters
                                       ---------------------------------------
                                          Dorothy A. Peters
                                          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                       Title                       Date
---------                       -----                       ----

           *                    Trustee
---------------------------
Robert C. Brown

           *                    Trustee
---------------------------
Thomas S. Goho

           *                    Trustee
---------------------------
Peter G. Gordon

           *                    Trustee
---------------------------
W. Rodney Hughes

           *                    Trustee
---------------------------
Richard M. Leach

           *                    Trustee
---------------------------
J. Tucker Morse

           *                    Trustee
--------------------------
Timothy J. Penny

           *                    Trustee
--------------------------
Donald C. Willeke                                          11/1/2001

*By:  /s/ Dorothy A. Peters
     ----------------------
     Dorothy A. Peters
     As Attorney-in-Fact
     November 1, 2001

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                             Description

EX-99.B(d)(1)(i)        Investment Advisory Agreement with Wells Fargo Funds
                        Management, LLC; Schedule A

EX-99.B(d)(1)(ii)       Fee and Expense Agreement Between Wells Fargo Funds
                        Trust and Wells Fargo Funds Management, LLC; Schedule A

EX-99.B(d)(2)(ii)       Investment Advisory Agreement with Galliard Capital
                        Management, Inc.; Schedule A

EX-99.B(d)(2)(iii)      Investment Advisory Agreement with Peregrine Capital
                        Management, Inc.; Appendix A and Schedule A

EX-99.B(d)(2)(vi)       Investment Advisory Agreement with Wells Capital
                        Management, Inc.; Appendix A, Schedule A, and Appendix
                        A to Schedule A

EX-99.B(d)(2)(vii)      Interim Investment Advisory Agreement with Dresdner
                        RCM Global Investors, LLC

EX-99.B(e)              Distribution Agreement; Appendix A

EX-99.B(g)(2)           Custody Agreement with Wells Fargo Bank Minnesota,
                        N.A.; Appendix A

EX-99.B(g)(2)(i)        Delegation Agreement (17f-5) with Wells Fargo Bank
                        Minnesota, N.A.; Exhibit A

EX-99.B(g)(3)           Securities and Lending Agreement with Wells Fargo Funds
                        Trust, Wells Fargo Funds Management, LLC and Wells
                        Fargo Bank Minnesota, N.A.; Exhibit A

EX-99.B(h)(1)           Administration Agreement with  Wells Fargo Funds
                        Management, LLC; Appendix A

EX-99.B(h)(4)           Shareholder Servicing Plan; Appendix A

EX-99.B(i)              Opinion and Consent of Counsel

EX-99.B(j)(A)           Consent of Independent Auditors

EX-99.B(m)              Rule 12b-1 Plan; Appendix A

EX-99.B(n)              Rule 18f-3 Plan; Appendix A